UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7482

Nuveen Pennsylvania Premium Income Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: April 30

Date of reporting period: October 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

NUVEEN Investments

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
October 31, 2012

Nuveen New Jersey Investment Quality Municipal Fund, Inc.
NQJ

Nuveen New Jersey Premium Income Municipal Fund, Inc.
NNJ

Nuveen New Jersey Dividend Advantage Municipal Fund
NXJ

Nuveen New Jersey Dividend Advantage Municipal Fund 2
NUJ

Nuveen New Jersey Municipal Value Fund
NJV

Nuveen Pennsylvania Investment Quality Municipal Fund
NQP

Nuveen Pennsylvania Premium Income Municipal Fund 2
NPY

Nuveen Pennsylvania Dividend Advantage Municipal Fund
NXM

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2
NVY

Nuveen Pennsylvania Municipal Value Fund
NPN

October

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Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Manager’s Comments	5

Fund Leverage and Other Information	11

Common Share Dividend and Price Information	13

Performance Overviews	15

Portfolios of Investments	25

Statement of Assets and Liabilities	88

Statement of Operations	90

Statement of Changes in Net Assets	92

Statement of Cash Flows	96

Financial Highlights	100

Notes to Financial Statements	112

Annual Investment Management Agreement Approval Process	125

Reinvest Automatically, Easily and Conveniently	136

Glossary of Terms Used in this Report	138

Additional Fund Information	143

Chairman’s
Letter to Shareholders

Dear Shareholders,

Investors have many reasons to remain cautious. The challenges in the Euro area continue to cast a shadow over global economies and financial markets. The political support for addressing fiscal issues is eroding as the economic and social impacts become more visible. Despite strong action by the European Central Bank, member nations appear unwilling to surrender sufficient sovereignty to unify the Euro area financial system or strengthen its banks. The gains made in reducing deficits, and the hard-won progress on winning popular acceptance of the need for economic austerity, are at risk. To their credit, European political leaders press on to find compromise solutions, but there is increasing concern that time is running out.

In the U.S., the extended period of increasing corporate earnings that enabled the equity markets to withstand the downward pressures coming from weakening job creation and slower economic growth appears to be coming to an end. The Fed remains committed to low interest rates and announced a third phase of quantitative easing (QE3) scheduled to continue until mid-2015. The recent election results have removed a major element of uncertainty in the U.S. political picture, but it remains to be seen whether the outcome will reduce the highly partisan atmosphere in Congress and enable progress on the many pressing fiscal and budgetary issues that must be resolved in the coming months.

During the last twelve months, U.S. investors have experienced a solid recovery in the domestic equity markets with increasing volatility as the “fiscal cliff” approaches. The experienced investment teams at Nuveen keep their eye on a longer time horizon and use their practiced investment disciplines to negotiate through market peaks and valleys to achieve long-term goals for investors. Experienced professionals pursue investments that will weather short-term volatility and at the same time, seek opportunities that are created by markets that overreact to negative developments. Monitoring this process is an important consideration for the Fund Board as it oversees your Nuveen Fund on your behalf.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
December 20, 2012

4	Nuveen Investments

Portfolio Manager’s Comments

Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ)
Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ)
Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)
Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ)
Nuveen New Jersey Municipal Value Fund (NJV)
Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY)
Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM)
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY)
Nuveen Pennsylvania Municipal Value Fund (NPN)

Portfolio manager Paul Brennan discusses key investment strategies and the six-month performance of the Nuveen New Jersey and Pennsylvania Funds. Paul assumed portfolio management responsibility for these ten Funds in 2011.

What key strategies were used to manage the Nuveen New Jersey and Pennsylvania Funds during the six-month reporting period ended October 31, 2012?

During this reporting period, municipal bond prices generally rallied, as strong demand and tight supply combined to create favorable market conditions for municipal bonds. Although the total volume of tax-exempt supply improved over that of the same six-month period a year earlier, the issuance pattern remained light compared with long-term historical trends. This supply/demand dynamic served as a key driver of performance. Concurrent with rising prices, yields continued to decline across most maturities, especially at the longer end of the municipal yield curve and the curve flattened. During this period, we saw an increased number of borrowers come to market seeking to take advantage of the low rate environment through refunding activity, with approximately 60% of new municipal paper issued by borrowers that were calling existing debt and refinancing at lower rates.

In this environment, we continued to take a bottom-up approach to discovering sectors that appeared undervalued as well as individual credits that we believe had the potential

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc., or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Investments	5

to perform well over the long term. During this period, the New Jersey Funds found value in several areas of the market, including health care, toll roads, higher education and tax-supported bonds. The additions to our health care holdings were generally replacements for health care bonds that had been refunded or redeemed, rather than an increase in exposure to this sector. Overall, allocations to health care in the New Jersey Funds were slightly lower at the end of this period than they were six months earlier.

In the Pennsylvania Funds, we added to our positions in hospital bonds, higher education and local general obligation (GO) bonds and other tax-supported issues. In particular, Pennsylvania’s hospital sector offered attractive opportunities from a number of issuers across the state, with credit quality ranging from AA to BB.

In general during this period, we emphasized bonds with longer maturities, particularly in the New Jersey Funds, where extending duration was a major focus. These Funds, with the exception of NJV, tended to be at the shorter end of their targeted duration range. The purchase of longer maturity bonds helped to extend the Funds’ durations, provided additional protection for their duration and yield curve positioning and enabled us to take advantage of more attractive yields at the longer end of the municipal yield curve. We also continued to add bonds with longer maturities to the Pennsylvania Funds, although these Funds were generally better positioned in terms of duration than the New Jersey Funds, with durations at the higher end of their targeted range. We also purchased lower rated bonds when we found attractive opportunities, as we believed these bonds continued to offer relative value. On the whole, the municipal market environment in New Jersey during this period tended to be more challenging than in Pennsylvania, as in-state demand remained exceptionally strong and longer term issuance often was insufficient to meet that demand.

During this period, we also took advantage of short-term market opportunities created by supply/demand dynamics in the municipal market. While demand for tax-exempt paper remained consistently strong throughout the period, supply fluctuated widely. We found that periods of substantial supply provided good short-term buying opportunities not only because of the increased number of issues available, but also because some investors became more hesitant in their buying as supply grew, causing spreads to widen temporarily. At times when supply was more plentiful, we focused on anticipating cashflows from bond calls and maturing bonds and closely monitored opportunities for reinvestment.

6	Nuveen Investments

Cash for new purchases during this period was generated primarily by the proceeds from an increased number of bond calls resulting from the growth in refinancings. During this period, we worked to redeploy these proceeds as well as those from maturing bonds to keep the Funds as fully invested as possible. Overall, selling was minimal because the bonds in our portfolios generally offered higher yields than those available in the current marketplace.

As of October 31, 2012, all of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement.

How did the Funds perform during the six-month reporting period ended October 31, 2012?

Individual results for the Nuveen New Jersey and Pennsylvania Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value*
For periods ended 10/31/12

	6-Month	1-Year	5-Year	10-Year
New Jersey Funds
NQJ	5.76%	15.57%	7.35%	6.53%
NNJ	5.64%	15.00%	7.38%	6.26%
NXJ	7.87%	17.61%	7.63%	7.07%
NUJ	5.70%	15.50%	7.20%	6.90%
NJV**	4.79%	14.89%	N/A	N/A

S&P New Jersey Municipal Bond Index***	4.09%	11.07%	6.08%	5.63%
S&P Municipal Bond Index***	3.65%	9.56%	5.83%	5.35%
Lipper Other States Municipal Debt Funds Classification Average***	5.41%	14.35%	6.96%	6.41%

Pennsylvania Funds
NQP	6.20%	16.14%	7.81%	6.51%
NPY	5.53%	14.76%	7.44%	6.32%
NXM	5.78%	14.69%	7.26%	6.76%
NVY	5.90%	14.54%	7.02%	6.49%
NPN**	4.79%	12.16%	N/A	N/A

S&P Pennsylvania Municipal Bond Index***	3.39%	9.01%	5.80%	5.30%
S&P Municipal Bond Index***	3.65%	9.56%	5.83%	5.35%
Lipper Other States Municipal Debt Funds Classification Average***	5.41%	14.35%	6.96%	6.41%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the Performance Overview page for your Fund in this report.

*	Six-month returns are cumulative; all other returns are annualized.

**	Unlike the other eight Funds in this report, NJV and NPN do not use regulatory leverage.

***	Refer to the Glossary of Terms Used in this Report for definitions. Indexes and Lipper averages are not available for direct investment.

Nuveen Investments	7

For the six months ended October 31, 2012, the cumulative returns on common share net asset value (NAV) for all of the Nuveen New Jersey and Pennsylvania Funds exceeded the returns for their respective S&P Municipal Bond Index. For the same period, all of the Funds except NJV and NPN outperformed the average return for the Lipper Other States Municipal Debt Funds Classification Average.

One of the reasons behind the underperformance of NJV and NPN relative to their Lipper averages was the fact that these Funds do not use regulatory leverage (however, they may use effective leverage).

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation. In addition, the use of regulatory leverage was an important positive factor affecting the performance of NQJ, NNJ, NXJ, NUJ, NQP, NPY, NXM and NVY.

In an environment of declining rates and flattening yield curve, municipal bonds with longer maturities generally outperformed those with shorter maturities during this period. Overall, credits at the longest end of the municipal yield curve posted the strongest returns, while bonds at the shortest end produced the weakest results. Among these Funds, NXJ, NQP and NVY were the most advantageously positioned in terms of duration and yield curve, with better exposure to the segments of the municipal curve that performed best. In general during this period, the greater a Fund’s exposure to the outperforming longer parts of the curve, the greater the positive impact on the Fund’s return. In particular, the Funds benefited from their holdings of long duration bonds, many of which had zero percent coupons, which generally outperformed the market during this period.

Credit exposure was another important factor in the Funds’ performance during these six months, as lower quality bonds generally outperformed higher quality bonds. This outperformance was due in part to the greater demand for lower-rated bonds as investors looked for investment vehicles offering higher yields. As investors became more comfortable taking on additional investment risk, credit spreads, or the difference in yield spreads between U.S. Treasury securities and comparable investments such as municipal bonds, narrowed through a variety of rating categories. As a result of this

8	Nuveen Investments

spread compression, the Funds generally benefited from their holdings of lower rated credits, with good weightings of bonds rated A and lower across the board.

During this period, revenue bonds as a whole outperformed the general municipal market. Holdings that generally made positive contributions to the Funds’ returns included health care (together with hospitals), education, water and sewer, and transportation bonds. In general, these Funds tended to have strong weightings in the health care, transportation and education sectors, which was positive for performance. Tobacco credits backed by the 1998 master tobacco settlement agreement also performed well, helped in part by their longer effective durations. These bonds also benefited from market developments, including increased demand for higher yielding investments by investors who had become less risk averse. In addition, based on recent data showing that cigarette sales had fallen less steeply than anticipated, the 46 states participating in the agreement, including New Jersey and Pennsylvania, stand to receive increased payments from the tobacco companies. During this period, the New Jersey Funds had good weightings of tobacco credits, which benefited their performance as tobacco bonds rallied. The Pennsylvania Funds, with the exception of NPN, did not hold tobacco bonds, primarily due to the fact that Pennsylvania has not issued any tobacco settlement credits. NPN invested in tobacco bonds issued by the District of Columbia.

Individual security selection also contributed to the Funds’ performance, with the most significant example being NXJ’s large holding of non-callable, zero coupon bonds issued by North Hudson Sewerage Authority. These bonds were advance refunded during this period, with the proceeds of the refunding issue escrowed to maturity in 2023. This provided a meaningful boost to NXJ’s performance.

In contrast, bonds that previously had been pre-refunded, which are often backed by U.S. Treasury securities, were the poorest performing market segment during this period. The underperformance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. Throughout this period, NXJ, NNJ, and NPY had the heaviest weightings of pre-refunded bonds, with NXJ’s allocation augmented by the previously mentioned recent refunding. In addition, GO bonds and utilities and housing credits slightly lagged the performance of the general municipal market for this period.

Nuveen Investments	9

In late October 2012, near the end of this reporting period, areas of the Mid-Atlantic and Northeastern United States, including New Jersey and Pennsylvania, were devastated by Hurricane Sandy. Although the full extent of economic loss from this superstorm was still being assessed at the time this report was prepared, the storm did not result in any disruption of the municipal bond market and we believe this event will not have any negative impact on municipal credit quality, performance or debt service payments in the region.

10	Nuveen Investments

Fund Leverage and
Other Information

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of all these Funds relative to the comparative indexes was the Funds’ use of leverage. As mentioned previously, NJV and NPN do not use regulatory leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. Leverage made a positive contribution to the performance of these Funds over this reporting period.

THE FUNDS’ REGULATORY LEVERAGE

As of October 31, 2012, the Funds have issued and outstanding MuniFund Term Preferred (MTP) Shares and Variable Rate Demand Preferred (VRDP) Shares as shown in the accompanying table. As mentioned previously, NJV and NPN do not use regulatory leverage.

MTP Shares

		MTP Shares Issued	Annual	NYSE
Fund	Series	at Liquidation Value	Interest Rate	Ticker
NXJ	2014	$44,861,000	2.30%	NXJ PrA
NUJ	2015	$35,050,000	2.00%	NUJ PrC
NXM	2015	$23,190,000	2.10%	NXM PrC
NVY	2015	$24,550,000	2.15%	NVY PrC

VRDP Shares

VRDP Shares Issued
Fund	at Liquidation Value
NQJ	$144,300,000
NNJ	$88,600,000
NQP	$112,500,000
NPY	$100,000,000

(Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies for further details on MTP Shares and VRDP Shares.)

Nuveen Investments	11

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the municipal securities owned by the Fund, which generally trade in the over-the-counter markets. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Price Risk. Shares of closed-end investment companies like these Funds frequently trade at a discount to their NAV. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Inverse Floater Risk. The Funds may invest in inverse floaters. Due to their leveraged nature, these investments can greatly increase a Fund’s exposure to interest rate risk and credit risk. In addition, investments in inverse floaters involve the risk that the Fund could lose more than its original principal investment.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful.

12	Nuveen Investments

Common Share Dividend
and Price Information

DIVIDEND INFORMATION

The monthly dividends of NQJ, NNJ, NQP, NPY, NVY and NPN remained stable throughout the six-month reporting period ended October 31, 2012, while the dividends of NXJ, NUJ, NJV and NXM were each reduced once during the period.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of October 31, 2012, all of the Funds had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

COMMON SHARE REPURCHASES AND PRICE INFORMATION

As of October 31, 2012, and since the inception of the Funds’ repurchase programs, the following Funds have cumulatively repurchased and retired common shares as shown in the accompanying table. Since the inception of the Funds’ repurchase programs, NJV, NVY and NPN have not repurchased any of their outstanding common shares.

	Common Shares	% of Outstanding
Fund	Repurchased and Retired	Common Shares
NQJ	30,600	0.1%
NNJ	12,900	0.1%
NXJ	7,200	0.1%
NUJ	2,800	0.1%
NQP	220,600	1.4%
NPY	231,200	1.5%
NXM	10,600	0.3%

During the six-month reporting period, the Funds did not repurchase any of their outstanding common shares.

Nuveen Investments	13

As of October 31, 2012, and during the six-month reporting period, the Funds’ common share prices were trading at (+) premiums and/or (-) discounts to their common share NAVs as shown in the accompanying table.

	10/31/12	Six-Month Average
Fund	(+)Premium/(-) Discount	(-) Discount
NQJ	(+)1.46%	(+)0.22%
NNJ	(+)4.17%	(+)1.83%
NXJ	(+)2.61%	(-)1.57%
NUJ	(+)5.30%	(+)4.79%
NJV	(+)0.59%	(-)1.01%
NQP	(+)1.17%	(-)0.74%
NPY	(-)2.44%	(-)3.62%
NXM	(-)2.20%	(-)4.79%
NVY	(-)0.13%	(-)2.21%
NPN	(-)4.76%	(-)5.56%

14	Nuveen Investments

NQJ	Nuveen New Jersey
Performance	Investment Quality
OVERVIEW	Municipal Fund, Inc.
as of October 31, 2012

Fund Snapshot
Common Share Price	$15.99
Common Share Net Asset Value (NAV)	$15.76
Premium/(Discount) to NAV	1.46%
Market Yield	5.29%
Taxable-Equivalent Yield1	7.85%
Net Assets Applicable to Common Shares ($000)	$322,714

Leverage
Regulatory Leverage	30.90%
Effective Leverage	33.23%

Average Annual Total Returns
(Inception 2/21/91)
	On Share Price	On NAV
6-Month (Cumulative)	10.04%	5.76%
1-Year	23.78%	15.57%
5-Year	10.34%	7.35%
10-Year	7.19%	6.53%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	27.0%
Transportation	17.3%
Health Care	15.0%
Education and Civic Organizations	10.9%
U.S. Guaranteed	9.6%
Consumer Staples	3.8%
Tax Obligation/General	3.8%
Other	12.6%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.

Nuveen Investments	15

NNJ	Nuveen New Jersey
Performance	Premium Income
OVERVIEW	Municipal Fund, Inc.
as of October 31, 2012

Fund Snapshot
Common Share Price	$16.99
Common Share Net Asset Value (NAV)	$16.31
Premium/(Discount) to NAV	4.17%
Market Yield	5.12%
Taxable-Equivalent Yield1	7.60%
Net Assets Applicable to Common Shares ($000)	$196,812

Leverage
Regulatory Leverage	31.04%
Effective Leverage	33.36%

Average Annual Total Returns
(Inception 12/17/92)
	On Share Price	On NAV
6-Month (Cumulative)	12.72%	5.64%
1-Year	22.82%	15.00%
5-Year	10.85%	7.38%
10-Year	7.45%	6.26%

Portfolio Composition4
(as a % of total investments)
Tax Obligation/Limited	31.1%
Transportation	15.7%
U.S. Guaranteed	12.5%
Health Care	11.9%
Education and Civic Organizations	10.8%
Water and Sewer	4.6%
Other	13.4%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders a capital gains distribution in December 2011 of $0.0105 per share.
3
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

4	Holdings are subject to change.

16	Nuveen Investments

NXJ	Nuveen New Jersey
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of October 31, 2012

Fund Snapshot
Common Share Price	$16.53
Common Share Net Asset Value (NAV)	$16.11
Premium/(Discount) to NAV	2.61%
Market Yield	4.75%
Taxable-Equivalent Yield1	7.05%
Net Assets Applicable to Common Shares ($000)	$105,838

Leverage
Regulatory Leverage	29.77%
Effective Leverage	32.11%

Average Annual Total Returns
(Inception 3/27/01)
	On Share Price	On NAV
6-Month (Cumulative)	13.62%	7.87%
1-Year	32.09%	17.61%
5-Year	10.54%	7.63%
10-Year	8.18%	7.07%

Portfolio Composition4
(as a % of total investments)
Tax Obligation/Limited	26.3%
U.S. Guaranteed	18.1%
Transportation	13.2%
Health Care	10.6%
Water and Sewer	8.3%
Education and Civic Organizations	7.4%
Consumer Staples	4.0%
Other	12.1%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders a capital gains distribution in December 2011 of $0.0054 per share.
3
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

4	Holdings are subject to change.

Nuveen Investments	17

NUJ	Nuveen New Jersey
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 2
as of October 31, 2012

Fund Snapshot
Common Share Price	$16.50
Common Share Net Asset Value (NAV)	$15.67
Premium/(Discount) to NAV	5.30%
Market Yield	4.84%
Taxable-Equivalent Yield1	7.18%
Net Assets Applicable to Common Shares ($000)	$70,925

Leverage
Regulatory Leverage	33.07%
Effective Leverage	34.74%

Average Annual Total Returns
(Inception 3/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	7.62%	5.70%
1-Year	26.78%	15.50%
5-Year	9.94%	7.20%
10-Year	7.96%	6.90%

Portfolio Composition4
(as a % of total investments)
Tax Obligation/Limited	25.2%
Health Care	18.8%
Transportation	14.2%
U.S. Guaranteed	10.7%
Education and Civic Organizations	7.5%
Long-Term Care	5.7%
Consumer Staples	4.1%
Other	13.8%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders a capital gains distribution in December 2011 of $0.0087 per share.
3
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

4	Holdings are subject to change.

18	Nuveen Investments

NJV	Nuveen New Jersey
Performance	Municipal Value
OVERVIEW	Fund
as of October 31, 2012

Fund Snapshot
Common Share Price	$17.17
Common Share Net Asset Value (NAV)	$17.07
Premium/(Discount) to NAV	0.59%
Market Yield	3.77%
Taxable-Equivalent Yield1	5.59%
Net Assets Applicable to Common Shares ($000)	$26,673

Leverage
Regulatory Leverage	N/A
Effective Leverage	5.32%

Average Annual Total Returns
(Inception 4/28/09)
	On Share Price	On NAV
6-Month (Cumulative)	7.23%	4.79%
1-Year	19.87%	14.89%
Since Inception	9.11%	10.18%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	30.1%
Health Care	24.1%
Tax Obligation/General	9.0%
Education and Civic Organizations	8.5%
U.S. Guaranteed	8.2%
Consumer Staples	6.1%
Transportation	5.6%
Other	8.4%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.
N/A	The Fund does not use regulatory leverage.

Nuveen Investments	19

NQP	Nuveen Pennsylvania
Performance	Investment Quality
OVERVIEW	Municipal Fund
as of October 31, 2012

Fund Snapshot
Common Share Price	$16.47
Common Share Net Asset Value (NAV)	$16.28
Premium/(Discount) to NAV	1.17%
Market Yield	5.68%
Taxable-Equivalent Yield1	8.14%
Net Assets Applicable to Common Shares ($000)	$262,091

Leverage
Regulatory Leverage	30.03%
Effective Leverage	37.11%

Average Annual Total Returns
(Inception 2/21/91)
	On Share Price	On NAV
6-Month (Cumulative)	8.21%	6.20%
1-Year	22.61%	16.14%
5-Year	10.61%	7.81%
10-Year	7.61%	6.51%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/General	24.1%
Health Care	16.9%
Education and Civic Organizations	15.4%
Transportation	8.5%
U.S. Guaranteed	6.9%
Utilities	5.5%
Housing/Single Family	5.4%
Water and Sewer	4.9%
Other	12.4%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30.2%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.

20	Nuveen Investments

NPY	Nuveen Pennsylvania
Performance	Premium Income
OVERVIEW	Municipal Fund 2
as of October 31, 2012

Fund Snapshot
Common Share Price	$15.17
Common Share Net Asset Value (NAV)	$15.55
Premium/(Discount) to NAV	-2.44%
Market Yield	5.54%
Taxable-Equivalent Yield1	7.94%
Net Assets Applicable to Common Shares ($000)	$242,547

Leverage
Regulatory Leverage	29.19%
Effective Leverage	35.10%

Average Annual Total Returns
(Inception 3/18/93)
	On Share Price	On NAV
6-Month (Cumulative)	7.51%	5.53%
1-Year	20.70%	14.76%
5-Year	10.22%	7.44%
10-Year	7.25%	6.32%

Portfolio Composition3
(as a % of total investments)
Health Care	18.3%
Education and Civic Organizations	17.4%
Tax Obligation/General	16.8%
U.S. Guaranteed	10.2%
Water and Sewer	8.7%
Transportation	7.7%
Long-Term Care	4.5%
Tax Obligation/Limited	4.5%
Other	11.9%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30.2%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.

Nuveen Investments	21

NXM	Nuveen Pennsylvania
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of October 31, 2012

Fund Snapshot
Common Share Price	$15.57
Common Share Net Asset Value (NAV)	$15.92
Premium/(Discount) to NAV	-2.20%
Market Yield	5.16%
Taxable-Equivalent Yield1	7.39%
Net Assets Applicable to Common Shares ($000)	$52,874

Leverage
Regulatory Leverage	30.49%
Effective Leverage	33.85%

Average Annual Total Returns
(Inception 3/27/01)
	On Share Price	On NAV
6-Month (Cumulative)	10.90%	5.78%
1-Year	23.51%	14.69%
5-Year	9.38%	7.26%
10-Year	7.40%	6.76%

Portfolio Composition4
(as a % of total investments)
Health Care	18.8%
Tax Obligation/General	16.5%
Education and Civic Organizations	16.3%
Long-Term Care	11.0%
Tax Obligation/Limited	8.7%
Transportation	6.1%
Water and Sewer	4.9%
U.S. Guaranteed	4.6%
Other	13.1%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30.2%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders a capital gains distribution in December 2011 of $0.0645 per share.
3
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

4	Holdings are subject to change.

22	Nuveen Investments

NVY	Nuveen Pennsylvania
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 2
as of October 31, 2012

Fund Snapshot
Common Share Price	$15.60
Common Share Net Asset Value (NAV)	$15.62
Premium/(Discount) to NAV	-0.13%
Market Yield	5.73%
Taxable-Equivalent Yield1	8.21%
Net Assets Applicable to Common Shares ($000)	$58,195

Leverage
Regulatory Leverage	29.67%
Effective Leverage	35.53%

Average Annual Total Returns
(Inception 3/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	7.81%	5.90%
1-Year	23.45%	14.54%
5-Year	9.52%	7.02%
10-Year	6.88%	6.49%

Portfolio Composition4
(as a % of total investments)
Education and Civic Organizations	17.6%
Health Care	16.3%
Tax Obligation/General	16.1%
Tax Obligation/Limited	13.1%
Water and Sewer	8.7%
Transportation	7.2%
Long-Term Care	6.6%
Other	14.4%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30.2%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders a capital gains distribution in December 2011 of $0.0619 per share.
3
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

4	Holdings are subject to change.

Nuveen Investments	23

NPN	Nuveen Pennsylvania
Performance	Municipal Value Fund
OVERVIEW
as of October 31, 2012

Fund Snapshot
Common Share Price	$16.02
Common Share Net Asset Value (NAV)	$16.82
Premium/(Discount) to NAV	-4.76%
Market Yield	3.97%
Taxable-Equivalent Yield1	5.69%
Net Assets Applicable to Common Shares ($000)	$20,510

Leverage
Regulatory Leverage	N/A
Effective Leverage	1.65%

Average Annual Total Returns
(Inception 4/28/09)
	On Share Price	On NAV
6-Month (Cumulative)	6.28%	4.79%
1-Year	13.28%	12.16%
Since Inception	6.88%	9.65%

Portfolio Composition4
(as a % of total investments)
Health Care	22.7%
Tax Obligation/Limited	19.7%
Water and Sewer	12.3%
Education and Civic Organizations	10.8%
Tax Obligation/General	8.2%
Transportation	6.1%
Housing/Multifamily	4.6%
Long-Term Care	4.4%
Other	11.2%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30.2%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders a capital gains distribution in December 2011 of $0.0229 per share.
3
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

4	Holdings are subject to change.
N/A	The Fund does not use regulatory leverage.

24	Nuveen Investments

Nuveen New Jersey Investment Quality Municipal Fund, Inc.
NQJ	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$800	5.000%, 1/01/32	1/15 at 100.00	B3	$519,088
690	5.125%, 1/01/37	1/15 at 100.00	B3	447,748
1,490	Total Consumer Discretionary			966,836
	Consumer Staples – 5.4% (3.8% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
2,900	4.500%, 6/01/23	6/17 at 100.00	B1	2,837,766
12,105	4.750%, 6/01/34	6/17 at 100.00	B2	10,497,333
4,820	5.000%, 6/01/41	6/17 at 100.00	B2	4,218,030
19,825	Total Consumer Staples			17,553,129
	Education and Civic Organizations – 15.5% (10.9% of Total Investments)
1,000	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24 – AMBAC Insured	6/15 at 100.00	N/R	1,060,130
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2002D, 5.250%, 7/01/32 – ACA Insured	7/13 at 100.00	BBB	2,015,640
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	7/14 at 100.00	BBB	516,685
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series 2007D, 5.000%, 7/01/27	7/17 at 100.00	BBB	1,066,020
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
3,555	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A2	3,827,811
2,295	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A2	2,464,945
120	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/22 – NPFG Insured	7/14 at 100.00	AA–	128,512
1,225	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F, 5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	A1	1,352,584
2,770	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2006A, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	AA–	2,927,807
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College, Series 2010C, 5.250%, 7/01/32	7/20 at 100.00	A2	1,717,950
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender Option Bond Trust 3922, 13.401%, 7/01/19 (IF)	No Opt Call	AAA	3,056,840
1,495	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H, 5.000%, 7/01/16 – FGIC Insured	7/14 at 100.00	A	1,589,723
750	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B, 5.000%, 7/01/42	7/22 at 100.00	A	853,763
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
430	5.000%, 7/01/32	7/21 at 100.00	BBB+	475,636
285	5.000%, 7/01/37	7/21 at 100.00	BBB+	310,807
	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, College of New Jersey, Series 2012A:
200	5.000%, 7/01/18	No Opt. Call	AA	240,600
400	5.000%, 7/01/19	No Opt. Call	AA	487,644
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A, 6.125%, 6/01/17 – NPFG Insured (Alternative Minimum Tax)	12/12 at 100.00	Aaa	2,006,740
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)	6/18 at 100.00	AA–	2,232,420
720	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	793,246
450	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	500,670

Nuveen Investments	25

Nuveen New Jersey Investment Quality Municipal Fund, Inc. (continued)
NQJ	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$875	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.750%, 12/01/27 (Alternative Minimum Tax)	12/21 at 100.00	Aa3	$1,023,094
3,370	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A, 4.250%, 12/01/25 (Alternative Minimum Tax)	12/22 at 100.00	AA	3,508,878
950	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 19.767%, 6/01/30 (IF) (4)	6/19 at 100.00	AA	1,460,416
200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project, Refunding Series 2012, 5.000%, 10/01/31	10/22 at 100.00	A–	220,278
4,235	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/21	3/13 at 100.00	BBB	4,242,200
	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child Health Institute, LLC, Series 2003:
1,945	5.000%, 4/15/20 – AMBAC Insured	4/13 at 100.00	BBB+	1,966,687
1,370	5.000%, 4/15/22 – AMBAC Insured	4/13 at 100.00	BBB+	1,382,645
	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A:
2,100	5.000%, 12/01/24 – AMBAC Insured	12/12 at 100.00	A–	2,106,636
4,000	5.500%, 12/01/27 – AMBAC Insured	12/12 at 100.00	A–	4,013,800
290	5.000%, 12/01/31 – AMBAC Insured	12/12 at 100.00	A–	290,687
46,030	Total Education and Civic Organizations			49,841,494
	Financials – 1.7% (1.2% of Total Investments)
5,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	5,563,400
	Health Care – 21.3% (15.0% of Total Investments)
1,000	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	1,035,020
2,090	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2005A, 5.000%, 2/15/25	2/15 at 100.00	BBB	2,170,089
2,320	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A1	2,533,510
5,750	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey City Medical Center, Series 2001, 5.000%, 8/01/41 – AMBAC Insured	2/13 at 100.00	N/R	5,754,945
1,175	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 3018, 19.251%, 7/01/38 – AGC Insured (IF) (4)	7/19 at 100.00	AA–	1,727,908
1,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BBB–	1,131,650
2,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BBB–	2,128,320
3,750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	3,964,425
1,265	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	Aa3	1,357,535
400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	BBB	411,896
695	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/36	7/16 at 100.00	A	718,088
615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A	639,090

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012:
$500	3.750%, 7/01/27	No Opt. Call	A3	$506,190
1,375	5.000%, 7/01/31	7/22 at 100.00	A3	1,519,678
1,500	5.000%, 7/01/37	7/22 at 100.00	A3	1,641,240
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2011:
3,000	5.000%, 7/01/25	7/18 at 100.00	A	3,463,350
1,760	5.000%, 7/01/26	7/22 at 100.00	A	2,014,461
3,545	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007-I, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA–	3,811,300
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation, Series 2005B:
1,495	5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	1,515,183
1,585	5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	N/R	1,598,853
3,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37	7/21 at 100.00	BBB+	3,558,666
1,885	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A, 5.000%, 7/01/29	1/17 at 100.00	BBB+	1,948,543
2,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	2,670,898
2,850	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health System, Series 2003, 5.000%, 7/01/23 – RAAI Insured	7/13 at 100.00	N/R	2,862,056
3,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Ba2	3,315,609
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Refunding Series 2006:
670	5.000%, 7/01/25	7/16 at 100.00	A2	709,121
4,410	5.000%, 7/01/36	7/16 at 100.00	A2	4,588,561
1,295	5.000%, 7/01/46	7/16 at 100.00	A2	1,342,889
3,135	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured	11/12 at 100.00	N/R	3,135,752
1,425	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Barnabas Healthcare System - West Hudson Hospital Obligated Group, Series 1998A, 5.000%, 7/01/23 – NPFG Insured	1/13 at 100.00	BBB+	1,426,297
3,425	Newark, New Jersey, GNMA Collateralized Healthcare Facility Revenue Bonds, New Community Urban Renewal Corporation, Series 2001A, 5.200%, 6/01/30	6/14 at 100.00	Aaa	3,500,384
64,675	Total Health Care			68,701,507
	Housing/Multifamily – 1.9% (1.3% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
1,830	5.750%, 6/01/31	6/20 at 100.00	Baa3	2,068,284
1,050	5.875%, 6/01/42	6/20 at 100.00	Baa3	1,174,730
2,743	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview Apartments Project, Series 2000A, 6.400%, 10/20/34 (Alternative Minimum Tax)	4/13 at 100.00	Aaa	2,748,277
5,623	Total Housing/Multifamily			5,991,291
	Housing/Single Family – 4.9% (3.4% of Total Investments)
10,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds, Series 2011A, 4.450%, 10/01/25	10/21 at 100.00	Aa1	11,081,498
335	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	344,574
2,160	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue Bonds, Series 2001A, 5.200%, 12/01/33	12/12 at 100.00	Aaa	2,163,326
2,155	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue Bonds, Series 2001B, 5.300%, 12/01/28 (Alternative Minimum Tax)	12/12 at 100.00	Aaa	2,157,758
14,650	Total Housing/Single Family			15,747,156

Nuveen Investments	27

Nuveen New Jersey Investment Quality Municipal Fund, Inc. (continued)
NQJ	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 2.3% (1.6% of Total Investments)
$1,660	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	$1,725,736
1,125	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at Wards Homestead, Series 2004A, 5.750%, 11/01/24	11/14 at 100.00	BBB–	1,157,074
2,625	New Jersey Economic Development Authority, GNMA Collateralized Mortgage Revenue Bonds, Victoria Health Corporation, Series 2001A, 5.200%, 12/20/36	12/14 at 100.00	Aaa	2,706,979
595	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001, 5.875%, 6/01/18	6/13 at 100.00	A–	602,539
1,100	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2002, 5.250%, 6/01/32	6/13 at 102.00	A–	1,130,118
7,105	Total Long-Term Care			7,322,446
	Tax Obligation/General – 5.4% (3.8% of Total Investments)
690	Haddon Heights School District, Camden County, New Jersey, General Obligation Bonds, Refunding Series 2012, 3.250%, 1/01/30 (WI/DD, Settling 11/09/12)	1/23 at 100.00	AA–	702,875
4,300	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	A2	4,867,815
930	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	1,095,363
1,400	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured	12/19 at 100.00	Aa3	1,764,322
2,210	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)	12/21 at 100.00	AA+	2,473,056
2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011, 5.000%, 6/15/41	6/21 at 100.00	AA+	2,897,657
	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004:
1,690	5.000%, 9/01/16 – AMBAC Insured	9/14 at 100.00	A–	1,785,012
1,865	4.750%, 9/01/18 – AMBAC Insured	9/14 at 100.00	A–	1,955,508
15,600	Total Tax Obligation/General			17,541,608
	Tax Obligation/Limited – 38.3% (27.0% of Total Investments)
1,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	2,374,737
1,965	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	2,465,368
1,145	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AAA	1,533,063
2,650	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – AGM Insured	No Opt. Call	AAA	3,289,419
	Gloucester County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2005A:
1,000	5.000%, 9/01/21 – NPFG Insured	9/15 at 100.00	AA+	1,113,300
1,420	5.000%, 9/01/22 – NPFG Insured	9/15 at 100.00	AA+	1,580,886
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,585	5.250%, 1/01/36	1/22 at 100.00	A	2,916,449
1,570	5.125%, 1/01/42	1/22 at 100.00	A	1,749,608
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County Services Building Project, Series 2005:
1,090	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AA–	1,187,893
2,525	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AA–	2,701,245
1,445	Lower Township Municipal Utilities Authority, Cape May County, New Jersey, Revenue Bonds, Series 2003D, 5.000%, 12/01/16 – FGIC Insured	12/13 at 100.00	N/R	1,492,497
5,700	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/26	6/16 at 100.00	A+	6,089,538

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
$1,800	5.000%, 6/15/19	No Opt. Call	BBB+	$2,082,528
1,100	5.000%, 6/15/21	No Opt. Call	BBB+	1,280,730
1,900	5.000%, 6/15/25	6/22 at 100.00	BBB+	2,154,467
4,675	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project, Series 2005C, 5.000%, 3/01/27 – AGM Insured	3/15 at 100.00	AA–	4,897,483
5,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 – NPFG Insured	7/14 at 100.00	A	5,390,200
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
205	5.125%, 6/15/27	6/17 at 100.00	Baa3	216,673
345	5.125%, 6/15/37	6/17 at 100.00	Baa3	358,852
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U:
1,965	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	2,126,268
3,930	5.000%, 9/01/37	9/17 at 100.00	A+	4,252,535
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured	No Opt. Call	AA–	2,148,435
2,500	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services - Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25	9/13 at 100.00	A+	2,583,925
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services - Greystone Park Psychiatric Hospital, Series 2005:
2,885	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	A+	3,169,490
4,455	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	A+	4,800,263
850	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A, 5.250%, 10/01/38	10/18 at 100.00	A+	930,988
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:
1,075	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	1,230,477
1,900	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	2,165,316
12,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	A+	5,625,000
4,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	A+	5,491,014
4,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – NPFG Insured	No Opt. Call	A+	4,972,170
3,890	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D, 5.000%, 6/15/19 – AGM Insured	6/15 at 100.00	AA–	4,291,876
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
10,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	4,188,400
15,355	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	6,097,010
15,310	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	5,736,504
2,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	A+	2,890,925
4,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	A+	4,996,629
1,820	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012, 3.500%, 5/01/35	5/22 at 100.00	Aa3	1,822,184
1,315	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BBB+	1,310,187
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 6.000%, 8/01/39	8/20 at 100.00	A+	2,242,220
3,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2011A-1, 5.000%, 8/01/43	8/21 at 100.00	A+	3,913,088
1,650	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	1,800,992
143,570	Total Tax Obligation/Limited			123,660,832

Nuveen Investments	29

Nuveen New Jersey Investment Quality Municipal Fund, Inc. (continued)
NQJ	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation – 24.6% (17.3% of Total Investments)
$2,250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	6/15 at 100.00	A–	$2,381,603
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
2,000	5.000%, 1/01/25 – NPFG Insured	1/15 at 100.00	A1	2,165,400
4,050	5.000%, 1/01/26 – NPFG Insured	1/15 at 100.00	A1	4,344,233
1,500	5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A1	1,605,990
	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding Series 2012A:
1,115	5.000%, 7/01/24	7/22 at 100.00	A2	1,343,988
650	4.000%, 7/01/26	7/22 at 100.00	A2	711,601
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E:
1,000	5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	AA–	1,120,200
3,300	5.000%, 1/01/40	1/20 at 100.00	A–	3,696,660
2,960	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2001A, 5.200%, 1/01/27 – AGM Insured	11/12 at 100.00	AA–	2,966,009
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2012:
240	5.000%, 9/01/28	9/22 at 100.00	A+	280,939
610	5.000%, 9/01/29	9/22 at 100.00	A+	711,785
3,000	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991, 7.100%, 11/01/31 (Alternative Minimum Tax) (5)	5/13 at 100.00	N/R	1,384,110
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
650	5.125%, 9/15/23 (Alternative Minimum Tax)	3/13 at 100.00	B	664,099
1,250	5.250%, 9/15/29 (Alternative Minimum Tax)	3/13 at 100.00	B	1,284,138
3,405	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	A1	3,730,688
1,265	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA–	1,635,961
4,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	4,510,920
2,380	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	2,832,271
1,260	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42	5/20 at 100.00	Aa3	1,418,659
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
7,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	7,696,148
3,000	5.000%, 12/01/34	6/15 at 101.00	AA–	3,283,860
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.154%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA–	1,518,920
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	AA–	2,108,660
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
3,500	7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	BBB	3,509,940
6,605	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/12 at 100.00	BBB	6,607,376
12,130	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/12 at 100.00	BBB	12,133,151
	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2012.:
2,000	5.000%, 11/01/20	No Opt. Call	A–	2,406,460
1,000	5.000%, 11/01/22	No Opt. Call	A–	1,205,250
75,120	Total Transportation			79,259,019
	U.S. Guaranteed – 13.6% (9.6% of Total Investments) (6)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
2,500	5.750%, 6/15/29 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	2,720,700
5,750	5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	6,257,610

30	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2003D, 5.250%, 7/01/20 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	A2 (6)	$1,549,455
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	A– (6)	2,243,530
1,380	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/22 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	BBB (6)	1,490,731
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F:
2,000	5.000%, 7/01/18 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (6)	2,245,760
1,175	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (6)	1,319,384
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B:
1,260	5.000%, 7/01/19 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (6)	1,329,602
2,510	4.750%, 7/01/20 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (6)	2,641,348
185	4.250%, 7/01/24 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (6)	193,604
610	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A, 5.500%, 7/01/23 (Pre-refunded 7/01/14) – RAAI Insured	7/14 at 100.00	BBB+ (6)	662,747
1,300	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I, 5.125%, 7/01/21 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	A+ (6)	1,341,782
	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C:
1,195	5.000%, 7/01/20 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A+ (6)	1,288,401
1,875	5.000%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A+ (6)	2,021,550
1,430	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2004A, 5.125%, 7/01/21 (Pre-refunded 7/01/14) – FGIC Insured	7/14 at 100.00	AA– (6)	1,541,497
2,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A, 5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (6)	2,934,061
1,690	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)	No Opt. Call	N/R (6)	2,122,961
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
170	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (6)	202,569
55	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (6)	65,537
160	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (6)	186,896
1,930	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (6)	2,097,717
1,250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured	1/14 at 100.00	BBB (6)	1,322,225
1,625	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Project, Series 2005, 5.000%, 5/01/30 (Pre-refunded 5/01/15) – AMBAC Insured	5/15 at 100.00	Aa3 (6)	1,810,851
2,000	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series 2002K, 5.100%, 1/01/33 (Pre-refunded 1/01/13)	1/13 at 100.00	A– (6)	2,016,100
2,245	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	2,320,836
40,560	Total U.S. Guaranteed			43,927,454
	Utilities – 1.6% (1.1% of Total Investments)
395	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	428,508
2,055	Mercer County Improvement Authority, New Jersey, Solid Waste Revenue Bonds, Regional Sludge Project, Series 2003, 5.000%, 12/15/14 – FGIC Insured	12/13 at 100.00	AA+	2,160,422
2,500	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Refunding Bonds, PSEG Power LLC Project, Series 2001A, 5.750%, 4/01/31 (Alternative Minimum Tax)	4/13 at 100.50	Baa1	2,528,425
4,950	Total Utilities			5,117,355

Nuveen Investments	31

Nuveen New Jersey Investment Quality Municipal Fund, Inc. (continued)
NQJ	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 5.3% (3.8% of Total Investments)
	Lacey Municipal Utilities Authority, Ocean County, New Jersey, Water Revenue Bonds, Series 2003B:
$1,750	5.000%, 12/01/17 – FGIC Insured	12/13 at 100.00	N/R	$1,803,603
1,835	5.000%, 12/01/18 – FGIC Insured	12/13 at 100.00	N/R	1,886,820
1,000	5.000%, 12/01/19 – FGIC Insured	12/13 at 100.00	N/R	1,026,570
3,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)	5/20 at 100.00	A	3,426,240
1,080	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A	1,184,814
2,905	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender Option Bond Trust 4729, 7.185%, 9/01/21 (IF) (4)	No Opt. Call	AAA	4,032,721
	North Hudson Sewerage Authority, Gross Revenue Senior Lien Lease Certificates, Series 2012A:
1,650	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	1,927,085
1,725	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	1,942,316
14,945	Total Water and Sewer			17,230,169
$459,143	Total Investments (cost $426,817,472) – 142.1%			458,423,696
	Variable Rate Demand Preferred Shares, at Liquidation Value – (44.7)% (7)			(144,300,000)
	Other Assets Less Liabilities – 2.6%			8,589,944
	Net Assets Applicable to Common Shares – 100%			$322,713,640

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.5%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

32	Nuveen Investments

Nuveen New Jersey Premium Income Municipal Fund, Inc.
NNJ	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$480	5.000%, 1/01/32	1/15 at 100.00	B3	$311,453
415	5.125%, 1/01/37	1/15 at 100.00	B3	269,298
895	Total Consumer Discretionary			580,751
	Consumer Staples – 4.8% (3.3% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
755	4.500%, 6/01/23	6/17 at 100.00	B1	738,798
7,620	4.750%, 6/01/34	6/17 at 100.00	B2	6,607,985
2,345	5.000%, 6/01/41	6/17 at 100.00	B2	2,052,133
10,720	Total Consumer Staples			9,398,916
	Education and Civic Organizations – 15.6% (10.8% of Total Investments)
1,125	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24 – AMBAC Insured	6/15 at 100.00	N/R	1,192,646
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2002D, 5.250%, 7/01/32 – ACA Insured	7/13 at 100.00	BBB	503,910
300	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	7/14 at 100.00	BBB	310,011
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
2,090	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A2	2,250,387
3,350	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A2	3,598,068
100	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/19 – NPFG Insured	7/14 at 100.00	AA–	107,266
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2006A, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	AA–	1,025,261
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College, Series 2010C, 5.375%, 7/01/41	7/20 at 100.00	A2	1,131,180
1,335	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender Option Bond Trust 3922, 13.401%, 7/01/19 (IF)	No Opt. Call	AAA	2,040,441
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H:
1,640	5.000%, 7/01/18 – FGIC Insured	7/14 at 100.00	A	1,748,699
1,040	5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	A	1,106,071
275	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B, 5.000%, 7/01/37	7/22 at 100.00	A	311,828
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
260	5.000%, 7/01/32	7/21 at 100.00	BBB+	287,594
170	5.000%, 7/01/37	7/21 at 100.00	BBB+	185,394
300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, College of New Jersey, Series 2012A, 5.000%, 7/01/19	No Opt. Call	AA	365,733
1,405	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 1999A, 5.250%, 6/01/18 – NPFG Insured (Alternative Minimum Tax)	12/12 at 100.00	A	1,407,796
985	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A, 6.000%, 6/01/15 – NPFG Insured (Alternative Minimum Tax)	12/12 at 100.00	Aaa	988,585
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)	6/18 at 100.00	AA–	2,232,420
450	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	495,779
270	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	300,402

Nuveen Investments	33

Nuveen New Jersey Premium Income Municipal Fund, Inc. (continued)
NNJ	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$350	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.750%, 12/01/27 (Alternative Minimum Tax)	12/21 at 100.00	Aa3	$409,238
1,925	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A, 4.375%, 12/01/26 (Alternative Minimum Tax)	12/22 at 100.00	AA	2,005,138
550	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 19.767%, 6/01/30 (IF) (4)	6/19 at 100.00	AA	845,504
2,025	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child Health Institute, LLC, Series 2003, 5.000%, 4/15/21 – AMBAC Insured	4/13 at 100.00	BBB+	2,045,493
1,000	University of Medicine and Dentistry of New Jersey, Certificates of Participation, University Housing Associates, LLC, Series 2004, 5.000%, 6/15/29 – NPFG Insured	6/14 at 100.00	BBB+	1,023,970
2,750	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A, 5.000%, 12/01/31 – AMBAC Insured	12/12 at 100.00	A–	2,756,518
28,165	Total Education and Civic Organizations			30,675,332
	Financials – 0.9% (0.6% of Total Investments)
1,500	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	1,669,020
	Health Care – 17.2% (11.9% of Total Investments)
25	Camden County Improvement Authority, New Jersey, Healthcare Revenue Bonds, Cooper Health System, Series 2005B, 5.250%, 2/15/27	2/15 at 100.00	BBB	26,124
620	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	641,712
690	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2005A, 5.000%, 2/15/25	2/15 at 100.00	BBB	716,441
1,375	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A1	1,501,541
695	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 3018, 19.251%, 7/01/38 – AGC Insured (IF) (4)	7/19 at 100.00	AA–	1,022,039
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
1,150	6.000%, 7/01/26	7/21 at 100.00	BBB–	1,321,074
1,000	6.250%, 7/01/35	7/21 at 100.00	BBB–	1,131,650
1,615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	1,707,346
240	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	BBB	247,138
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/36	7/16 at 100.00	A	723,254
375	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A	389,689
1,800	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012, 3.750%, 7/01/27	No Opt. Call	A3	1,822,284
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2011:
220	5.000%, 7/01/26	7/22 at 100.00	A	251,808
2,500	5.000%, 7/01/27	7/22 at 100.00	A	2,849,200
2,125	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007-I, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA–	2,284,630
465	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31	7/13 at 100.00	BB+	468,939
1,165	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	N/R	1,175,182
34	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,790	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37	7/21 at 100.00	BBB+	$2,015,826
1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A, 5.000%, 7/01/29	1/17 at 100.00	BBB+	1,199,104
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	1,741,890
1,675	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health System, Series 2003, 5.000%, 7/01/23 – RAAI Insured	7/13 at 100.00	N/R	1,682,085
2,010	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Ba2	2,019,507
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Refunding Series 2006:
1,250	5.000%, 7/01/36	7/16 at 100.00	A2	1,300,613
1,155	5.000%, 7/01/46	7/16 at 100.00	A2	1,197,712
1,710	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002, 5.000%, 7/01/22 – RAAI Insured	11/12 at 100.00	N/R	1,710,530
2,650	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products Corporation, Series 1983A, 5.100%, 12/01/18	12/12 at 100.00	A1	2,660,680
31,660	Total Health Care			33,807,998
	Housing/Multifamily – 3.4% (2.3% of Total Investments)
340	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Revenue Bonds, Mount Carmel Towers, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)	11/22 at 100.00	Aa1	340,449
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
1,100	5.750%, 6/01/31	6/20 at 100.00	Baa3	1,243,231
550	5.875%, 6/01/42	6/20 at 100.00	Baa3	615,335
4,445	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 1997A, 5.550%, 5/01/27 – AMBAC Insured (Alternative Minimum Tax)	5/13 at 100.00	A+	4,452,868
6,435	Total Housing/Multifamily			6,651,883
	Housing/Single Family – 2.5% (1.8% of Total Investments)
4,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds, Series 2011A, 4.650%, 10/01/29	10/21 at 100.00	Aa1	4,406,280
575	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	591,434
4,575	Total Housing/Single Family			4,997,714
	Long-Term Care – 1.4% (1.0% of Total Investments)
970	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	1,008,412
750	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at Wards Homestead, Series 2004A, 5.800%, 11/01/31	11/14 at 100.00	BBB–	770,895
1,000	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001, 5.500%, 6/01/21	6/13 at 100.00	A–	1,011,720
2,720	Total Long-Term Care			2,791,027

Nuveen Investments	35

Nuveen New Jersey Premium Income Municipal Fund, Inc. (continued)
NNJ	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 5.9% (4.1% of Total Investments)
$2,250	Freehold Regional High School District, Monmouth County Board of Education, New Jersey, School District Refunding Bonds, Series 2001, 5.000%, 3/01/17 – FGIC Insured	No Opt. Call	AA	$2,640,128
2,500	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	A2	2,830,125
555	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	653,685
1,475	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)	12/21 at 100.00	AA+	1,650,569
1,485	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005, 5.250%, 1/01/27 – AGM Insured	No Opt. Call	Aa3	1,962,294
1,780	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004, 4.750%, 9/01/17 – AMBAC Insured	9/14 at 100.00	A–	1,872,524
10,045	Total Tax Obligation/General			11,609,325
	Tax Obligation/Limited – 44.7% (31.1% of Total Investments)
1,000	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	1,337,880
5,385	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%, 12/15/19 – AGM Insured	12/13 at 100.00	Aa2	5,656,293
1,155	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	1,449,109
3,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2003B, 0.000%, 11/01/25 – AGM Insured	No Opt. Call	AAA	2,029,260
1,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AAA	1,338,920
1,225	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – AGM Insured	No Opt. Call	AAA	1,520,580
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,835	5.250%, 1/01/36	1/22 at 100.00	A	2,070,284
1,185	5.125%, 1/01/42	1/22 at 100.00	A	1,320,564
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County Services Building Project, Series 2005:
1,185	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AA–	1,291,425
2,755	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AA–	2,947,299
3,450	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/25	6/16 at 100.00	A+	3,694,985
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
1,050	5.000%, 6/15/19	No Opt. Call	BBB+	1,214,808
1,100	5.000%, 6/15/26	6/22 at 100.00	BBB+	1,241,152
3,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 – NPFG Insured	7/14 at 100.00	A	3,449,728
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
120	5.125%, 6/15/27	6/17 at 100.00	Baa3	126,833
205	5.125%, 6/15/37	6/17 at 100.00	Baa3	213,231
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U:
1,155	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	1,249,791
2,310	5.000%, 9/01/37	9/17 at 100.00	A+	2,499,582
2,720	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services - Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25	9/13 at 100.00	A+	2,811,310
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services - Greystone Park Psychiatric Hospital, Series 2005:
2,615	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	A+	2,817,663
3,000	5.000%, 9/15/28 – AMBAC Insured	9/15 at 100.00	A+	3,188,340

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$505	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A, 5.250%, 10/01/38	10/18 at 100.00	A+	$553,116
1,500	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004, 5.500%, 3/01/22 – NPFG Insured	No Opt. Call	BBB	1,808,655
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:
400	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	457,852
715	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	814,843
12,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	A+	5,624,997
1,700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	A+	2,170,866
2,600	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – NPFG Insured	No Opt. Call	A+	3,078,010
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%, 12/15/18 – FGIC Insured	12/15 at 100.00	A+	2,268,360
1,110	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D, 5.000%, 6/15/19 – AGM Insured	6/15 at 100.00	AA–	1,224,674
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
6,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	2,513,040
12,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	4,764,840
4,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	1,498,760
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	A+	4,625,480
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	A+	974,952
1,130	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012, 3.500%, 5/01/35	5/22 at 100.00	Aa3	1,131,356
780	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BBB+	777,145
3,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2011A-1, 5.000%, 8/01/43	8/21 at 100.00	A+	3,913,088
2,745	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Plainfield Park Madison Redevelopment Project, Series 2003, 5.000%, 3/01/34 – AGM Insured	3/13 at 100.00	Aa1	2,781,701
2,445	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Series 2003, 5.000%, 6/15/23	6/13 at 100.00	Aa1	2,515,000
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	1,091,510
101,830	Total Tax Obligation/Limited			88,057,282
	Transportation – 22.5% (15.7% of Total Investments)
2,750	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	6/15 at 100.00	A–	2,910,848
2,500	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A1	2,676,650
1,600	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A, 5.000%, 1/01/42 (WI/DD, Settling 11/06/12)	1/23 at 100.00	A1	1,848,944
1,105	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding Series 2012A, 5.000%, 7/01/25	7/22 at 100.00	A2	1,324,088
500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	560,100

Nuveen Investments	37

Nuveen New Jersey Premium Income Municipal Fund, Inc. (continued)
NNJ	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
$350	5.125%, 9/15/23 (Alternative Minimum Tax)	3/13 at 100.00	B	$357,592
750	5.250%, 9/15/29 (Alternative Minimum Tax)	3/13 at 100.00	B	770,483
3,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured	No Opt. Call	Aa3	3,257,880
1,875	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	A1	2,054,344
225	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	262,823
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	2,819,325
2,380	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	2,832,271
240	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42	5/20 at 100.00	Aa3	270,221
2,750	Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck Facility, Series 2005, 5.000%, 4/15/35 – AGM Insured	4/15 at 100.00	Aa3	2,945,003
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
4,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	4,397,800
3,000	5.000%, 12/01/34	6/15 at 101.00	AA–	3,283,860
585	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.154%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA–	888,568
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	AA–	1,054,330
8,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/12 at 100.00	BBB	8,002,877
790	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2012, 5.000%, 11/01/22	No Opt. Call	A–	952,148
850	Trenton Parking Authority, Mercer County, New Jersey, Guaranteed Parking System Revenue Bonds, Series 2003, 5.000%, 10/01/24 – FGIC Insured	10/13 at 100.00	AA	864,518
40,750	Total Transportation			44,334,673
	U.S. Guaranteed – 18.0% (12.5% of Total Investments) (5)
2,075	Egg Harbor Township School District, Atlantic County, New Jersey, General Obligation Bonds, Series 2005, 5.000%, 4/01/27 (Pre-refunded 4/01/15) – NPFG Insured	4/15 at 100.00	N/R (5)	2,307,794
1,000	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2003, 5.000%, 10/01/27 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	AA (5)	1,043,420
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
500	5.750%, 6/15/29 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	544,140
1,600	5.500%, 6/15/31 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	1,734,784
2,540	5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	2,764,231
1,660	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18 (ETM)	No Opt. Call	N/R (5)	2,040,738
595	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	A– (5)	693,455
1,145	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/19 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	BBB (5)	1,236,875
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B:
1,375	5.000%, 7/01/18 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (5)	1,450,955
725	5.000%, 7/01/19 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (5)	765,049
1,530	4.750%, 7/01/20 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (5)	1,610,065

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$300	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A, 5.500%, 7/01/23 (Pre-refunded 7/01/14) – RAAI Insured	7/14 at 100.00	BBB+ (5)	$325,941
400	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C, 5.000%, 7/01/20 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A+ (5)	431,264
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A:
750	5.000%, 7/01/26 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	772,965
1,670	5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	1,725,310
1,270	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)	7/14 at 100.00	N/R (5)	1,595,361
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
125	6.500%, 1/01/16 – AMBAC Insured (ETM)	1/16 at 100.00	A3 (5)	148,250
470	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	560,043
195	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (5)	232,358
565	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (5)	659,977
120	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	142,990
5,090	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	5,532,318
1,365	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AA+ (5)	1,483,619
750	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured	1/14 at 100.00	BBB (5)	793,335
2,125	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AA+ (5)	2,383,103
1,925	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,990,027
350	Trenton Parking Authority, Mercer County, New Jersey, Guaranteed Parking System Revenue Bonds, Series 2003, 5.000%, 10/01/24 (Pre-refunded 10/01/13) – FGIC Insured	10/13 at 100.00	A3 (5)	365,362
32,215	Total U.S. Guaranteed			35,333,729
	Utilities – 0.1% (0.1% of Total Investments)
245	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	265,783
	Water and Sewer – 6.6% (4.6% of Total Investments)
	Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Refunding Bonds, Series 2003A:
1,450	5.000%, 4/01/19 – SYNCORA GTY Insured	4/13 at 100.00	N/R	1,460,005
1,250	5.000%, 4/01/24 – SYNCORA GTY Insured	4/13 at 100.00	N/R	1,254,213
515	Jersey City Sewer Authority, Hudson County, New Jersey, Sewer Revenue Refunding Bonds, Series 1993, 6.250%, 1/01/14 – AMBAC Insured	No Opt. Call	N/R	528,292
1,250	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)	5/20 at 100.00	A	1,427,600
420	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A	460,761
1,780	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender Option Bond Trust 4729, 7.185%, 9/01/21 (IF) (4)	No Opt. Call	AAA	2,470,996
1,650	New Jersey Water Supply Authority, Water Supply Authority Bonds, Manasquan Reservoir, Series 2005, 5.000%, 8/01/31 – NPFG Insured	8/15 at 100.00	AA	1,784,294
	North Hudson Sewerage Authority, Gross Revenue Senior Lien Lease Certificates, Series 2012A:
1,000	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	1,167,930
1,100	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	1,238,578

Nuveen Investments	39

Nuveen New Jersey Premium Income Municipal Fund, Inc. (continued)
NNJ	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$1,070	Wanaque Valley Regional Sewer Authority, Passaic County, New Jersey, Sewer Revenue Refunding Bonds, Series 1993B, 5.750%, 9/01/18 – AMBAC Insured	No Opt. Call	A1	$1,179,065
11,485	Total Water and Sewer			12,971,734
$283,240	Total Investments (cost $260,494,351) – 143.9%			283,145,167
	Variable Rate Demand Preferred Shares, at Liquidation Value – (45.0)% (6)			(88,600,000)
	Other Assets Less Liabilities – 1.1%			2,267,109
	Net Assets Applicable to Common Shares – 100%			$196,812,276

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.3%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

40	Nuveen Investments

Nuveen New Jersey Dividend Advantage Municipal Fund
NXJ	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$260	5.000%, 1/01/32	1/15 at 100.00	B3	$168,704
230	5.125%, 1/01/37	1/15 at 100.00	B3	149,249
490	Total Consumer Discretionary			317,953
	Consumer Staples – 5.7% (4.0% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
895	4.500%, 6/01/23	6/17 at 100.00	B1	875,793
4,525	4.750%, 6/01/34	6/17 at 100.00	B2	3,924,034
1,385	5.000%, 6/01/41	6/17 at 100.00	B2	1,212,027
6,805	Total Consumer Staples			6,011,854
	Education and Civic Organizations – 10.5% (7.4% of Total Investments)
250	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	7/14 at 100.00	BBB	258,343
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
1,115	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A2	1,200,565
735	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A2	789,427
60	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/21 – NPFG Insured	7/14 at 100.00	AA–	64,308
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2006A, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	AA–	1,025,261
665	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender Option Bond Trust 3922, 13.401%, 7/01/19 (IF)	No Opt. Call	AAA	1,016,399
300	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B, 5.000%, 7/01/42	7/22 at 100.00	A	341,505
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
260	5.000%, 7/01/32	7/21 at 100.00	BBB+	287,594
170	5.000%, 7/01/37	7/21 at 100.00	BBB+	185,394
270	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	297,467
135	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	150,201
350	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.750%, 12/01/27 (Alternative Minimum Tax)	12/21 at 100.00	Aa3	409,238
1,185	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A, 4.250%, 12/01/25 (Alternative Minimum Tax)	12/22 at 100.00	AA	1,233,834
300	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 19.767%, 6/01/30 (IF) (4)	6/19 at 100.00	AA	461,184
250	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Refunding Series 2012, 5.125%, 4/01/32	4/22 at 100.00	BBB–	254,193
75	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project, Refunding Series 2012, 5.000%, 10/01/31	10/22 at 100.00	A–	82,604
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001:
2,000	5.250%, 9/01/21	3/13 at 100.00	BBB	2,003,400
500	5.250%, 9/01/31	3/13 at 100.00	BBB	500,455
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB–	503,260
10,090	Total Education and Civic Organizations			11,064,632

Nuveen Investments	41

Nuveen New Jersey Dividend Advantage Municipal Fund (continued)
NXJ	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Financials – 1.8% (1.3% of Total Investments)
$850	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)	11/12 at 100.00	N/R	$849,898
250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	11/12 at 100.00	Ba1	251,238
750	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	834,510
1,850	Total Financials			1,935,646
	Health Care – 14.9% (10.6% of Total Investments)
310	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	320,856
710	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A1	775,341
370	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 3018, 19.251%, 7/01/38 – AGC Insured (IF) (4)	7/19 at 100.00	AA–	544,107
850	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26	7/21 at 100.00	BBB–	976,446
865	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	914,461
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	Aa3	1,609,725
130	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	BBB	133,866
440	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/36	7/16 at 100.00	A	454,617
180	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A	187,051
1,040	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012, 3.750%, 7/01/27	No Opt. Call	A3	1,052,875
1,255	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007-I, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA–	1,349,276
125	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation, Series 2005B, 5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	126,688
1,555	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37	7/21 at 100.00	BBB+	1,751,179
445	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A, 5.000%, 7/01/29	1/17 at 100.00	BBB+	460,001
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	812,882
895	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health System, Series 2003, 5.000%, 7/01/23 – RAAI Insured	7/13 at 100.00	N/R	898,786
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Ba2	2,009,460
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Refunding Series 2006:
665	5.000%, 7/01/36	7/16 at 100.00	A2	691,926
615	5.000%, 7/01/46	7/16 at 100.00	A2	637,743
14,650	Total Health Care			15,707,286
	Housing/Multifamily – 0.9% (0.7% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
560	5.750%, 6/01/31	6/20 at 100.00	Baa3	632,918
300	5.875%, 6/01/42	6/20 at 100.00	Baa3	335,637
860	Total Housing/Multifamily			968,555

42	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 5.2% (3.7% of Total Investments)
$5,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds, Series 2011A, 4.650%, 10/01/29	10/21 at 100.00	Aa1	$5,507,849
	Long-Term Care – 2.5% (1.8% of Total Investments)
520	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	540,592
250	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at Wards Homestead, Series 2004A, 5.800%, 11/01/31	11/14 at 100.00	BBB–	256,965
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001:
1,000	6.000%, 6/01/25	12/12 at 101.00	A–	1,011,950
335	5.500%, 6/01/31	12/12 at 101.00	A–	338,796
500	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998, 5.125%, 7/01/25	1/13 at 100.00	BB+	500,105
2,605	Total Long-Term Care			2,648,408
	Tax Obligation/General – 3.6% (2.6% of Total Investments)
1,000	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	A2	1,132,050
1,100	Linden, New Jersey, General Obligation Bonds, Refunding Series 2011, 4.000%, 5/01/23	5/21 at 100.00	AA–	1,223,772
300	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	353,343
250	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured	12/19 at 100.00	Aa3	315,058
740	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)	12/21 at 100.00	AA+	828,082
3,390	Total Tax Obligation/General			3,852,305
	Tax Obligation/Limited – 37.0% (26.3% of Total Investments)
600	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	802,728
1,745	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003, 5.000%, 12/01/18 – NPFG Insured	12/13 at 100.00	AA	1,829,894
1,000	Camden County Improvement Authority, New Jersey, County Guaranteed Lease Revenue Bonds, Series 2005A, 5.000%, 9/01/16 – AGM Insured	9/15 at 100.00	Aa2	1,117,180
1,100	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series 2004, 5.250%, 1/01/16 – AMBAC Insured	1/15 at 102.00	A–	1,179,728
620	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	777,877
3,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Refunding Series 2012A, 5.000%, 11/01/20	No Opt. Call	AAA	3,793,950
500	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AAA	669,460
815	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – AGM Insured	No Opt. Call	AAA	1,011,651
1,785	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/27	6/16 at 100.00	A+	1,901,239
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
600	5.000%, 6/15/19	No Opt. Call	BBB+	694,176
360	5.000%, 6/15/21	No Opt. Call	BBB+	419,148
600	5.000%, 6/15/26	6/22 at 100.00	BBB+	676,992
1,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 – NPFG Insured	7/14 at 100.00	A	1,293,648
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
65	5.125%, 6/15/27	6/17 at 100.00	Baa3	68,701
115	5.125%, 6/15/37	6/17 at 100.00	Baa3	119,617

Nuveen Investments	43

Nuveen New Jersey Dividend Advantage Municipal Fund (continued)
NXJ	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U:
$615	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	$665,473
1,235	5.000%, 9/01/37	9/17 at 100.00	A+	1,336,356
470	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured	No Opt. Call	AA–	524,553
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services - Greystone Park Psychiatric Hospital, Series 2005:
925	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	A+	1,016,214
1,400	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	A+	1,508,500
250	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A, 5.250%, 10/01/38	10/18 at 100.00	A+	273,820
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:
350	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	400,621
610	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	695,180
6,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	A+	2,812,500
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	A+	1,660,074
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – NPFG Insured	No Opt. Call	A+	1,539,005
1,280	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D, 5.000%, 6/15/19 – AGM Insured	6/15 at 100.00	AA–	1,412,237
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
3,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	1,256,520
3,500	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	1,389,745
6,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	2,248,140
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	A+	1,156,370
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	A+	974,952
915	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012, 3.500%, 5/01/35	5/22 at 100.00	Aa3	916,098
405	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BBB+	403,518
550	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	600,331
46,010	Total Tax Obligation/Limited			39,146,196
	Transportation – 18.5% (13.2% of Total Investments)
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
1,000	5.000%, 1/01/25 – NPFG Insured	1/15 at 100.00	A1	1,082,700
1,000	5.000%, 1/01/26 – NPFG Insured	1/15 at 100.00	A1	1,072,650
500	5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A1	535,330
350	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/27	7/22 at 100.00	A2	377,493
500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	560,100
300	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/31	9/22 at 100.00	A+	347,019
900	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)	11/12 at 100.00	B	903,375
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured	No Opt. Call	Aa3	1,085,960
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	A1	1,095,650

44	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA–	$387,975
1,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	1,127,730
1,660	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	1,975,450
240	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42	5/20 at 100.00	Aa3	270,221
1,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/34	6/15 at 101.00	AA–	1,641,930
310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.154%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA–	470,865
500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	AA–	527,165
5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/12 at 100.00	BBB	5,001,799
950	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2012, 5.000%, 11/01/22	No Opt. Call	A–	1,144,988
18,010	Total Transportation			19,608,400
	U.S. Guaranteed – 25.4% (18.1% of Total Investments) (5)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
600	5.750%, 6/15/29 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	652,968
1,200	5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	1,305,936
385	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	A– (5)	448,706
690	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/21 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	BBB (5)	745,366
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F:
700	5.000%, 7/01/17 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	786,016
1,000	5.000%, 7/01/24 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	1,122,880
520	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	583,898
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B, 5.000%, 7/01/21 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (5)	1,055,240
625	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C, 5.000%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A+ (5)	673,850
630	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2004A, 5.125%, 7/01/19 (Pre-refunded 7/01/14) – FGIC Insured	7/14 at 100.00	AA– (5)	679,121
890	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A, 5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	919,477
845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)	7/14 at 100.00	N/R (5)	1,061,481
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
130	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	154,905
25	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (5)	29,790
50	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (5)	58,405
710	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	771,699
2,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	A+ (5)	2,064,120
375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured	1/14 at 100.00	BBB (5)	396,668
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2001A, 0.000%, 8/01/23 – NPFG Insured (ETM)	No Opt. Call	Baa2 (5)	12,327,160
965	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	997,598
29,180	Total U.S. Guaranteed			26,835,284

Nuveen Investments	45

Nuveen New Jersey Dividend Advantage Municipal Fund (continued)
NXJ	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities – 2.5% (1.8% of Total Investments)
$1,510	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project), 6.800%, 3/01/21 – NPFG Insured	No Opt. Call	A	$2,002,336
635	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A, 5.125%, 6/15/43 (Alternative Minimum Tax)	6/22 at 100.00	Baa3	649,738
2,145	Total Utilities			2,652,074
	Water and Sewer – 11.7% (8.3% of Total Investments)
225	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 6.000%, 7/01/25	7/15 at 100.00	Ba2	234,929
7,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 1998, 5.350%, 2/01/38 – NPFG Insured (Alternative Minimum Tax)	2/13 at 100.00	A	7,006,579
250	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)	5/20 at 100.00	A	285,520
320	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A	351,056
1,680	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series 2012A, 3.250%, 9/01/31	9/21 at 100.00	AAA	1,738,766
925	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender Option Bond Trust 4729, 7.185%, 9/01/21 (IF) (4)	No Opt. Call	AAA	1,284,085
	North Hudson Sewerage Authority, Gross Revenue Senior Lien Lease Certificates, Series 2012A:
670	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	782,513
640	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	720,627
11,710	Total Water and Sewer			12,404,075
$152,795	Total Investments (cost $135,397,704) – 140.5%			148,660,517
	MuniFund Term Prefered Shares, at Liquidation Value – (42.4)% (6)			(44,861,000)
	Other Assets Less Liabilities – 1.9%			2,038,388
	Net Assets Applicable to Common Shares – 100%			$105,837,905

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.2%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

46	Nuveen Investments

Nuveen New Jersey Dividend Advantage Municipal Fund 2
NUJ	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$180	5.000%, 1/01/32	1/15 at 100.00	B3	$116,795
150	5.125%, 1/01/37	1/15 at 100.00	B3	97,337
330	Total Consumer Discretionary			214,132
	Consumer Staples – 5.9% (4.1% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
605	4.500%, 6/01/23	6/17 at 100.00	B1	592,017
3,275	4.750%, 6/01/34	6/17 at 100.00	B2	2,840,046
885	5.000%, 6/01/41	6/17 at 100.00	B2	774,472
4,765	Total Consumer Staples			4,206,535
	Education and Civic Organizations – 11.0% (7.5% of Total Investments)
200	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	7/14 at 100.00	BBB	206,674
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
790	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A2	850,625
495	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A2	531,655
335	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender Option Bond Trust 3922, 13.401%, 7/01/19 (IF)	7/21 at 100.00	AAA	512,021
275	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B, 5.000%, 7/01/37	7/22 at 100.00	A	311,828
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
170	5.000%, 7/01/32	7/21 at 100.00	BBB+	188,042
115	5.000%, 7/01/37	7/21 at 100.00	BBB+	125,413
300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, College of New Jersey, Series 2012A, 5.000%, 7/01/19	No Opt. Call	AA	365,733
180	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	198,311
105	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	116,823
175	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.750%, 12/01/27 (Alternative Minimum Tax)	12/21 at 100.00	Aa3	204,619
1,100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A, 4.250%, 12/01/25 (Alternative Minimum Tax)	12/22 at 100.00	AA	1,145,331
200	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 19.767%, 6/01/30 (IF) (4)	6/19 at 100.00	AA	307,456
575	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	A+	658,134
200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Refunding Series 2012, 5.125%, 4/01/32	4/22 at 100.00	BBB–	203,354
75	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project, Refunding Series 2012, 5.000%, 10/01/31	10/22 at 100.00	A–	82,604
1,790	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A, 5.000%, 12/01/31 – AMBAC Insured	12/12 at 100.00	A–	1,794,242
7,080	Total Education and Civic Organizations			7,802,865
	Financials – 4.9% (3.3% of Total Investments)
600	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)	11/12 at 100.00	N/R	599,928

Nuveen Investments	47

Nuveen New Jersey Dividend Advantage Municipal Fund 2 (continued)
NUJ	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Financials (continued)
$1,250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	11/12 at 100.00	Ba1	$1,256,188
1,450	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	1,613,386
3,300	Total Financials			3,469,502
	Health Care – 27.5% (18.8% of Total Investments)
220	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	227,704
400	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A1	436,812
	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey City Medical Center, Series 2001:
355	5.000%, 8/01/31 – AMBAC Insured	2/13 at 100.00	N/R	355,380
1,925	5.000%, 8/01/41 – AMBAC Insured	2/13 at 100.00	N/R	1,926,656
260	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 3018, 19.251%, 7/01/38 – AGC Insured (IF) (4)	7/19 at 100.00	AA–	382,346
500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BBB–	565,825
610	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	644,880
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	Aa3	1,073,150
90	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	BBB	92,677
170	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A	176,659
800	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012, 3.750%, 7/01/27	No Opt. Call	A3	809,904
1,020	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2011, 5.000%, 7/01/26	7/22 at 100.00	A	1,167,472
945	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007-I, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA–	1,015,988
1,185	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31	7/13 at 100.00	BB+	1,195,037
135	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	N/R	136,180
1,165	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37	7/21 at 100.00	BBB+	1,311,976
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	580,630
630	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health System, Series 2003, 5.000%, 7/01/23 – RAAI Insured	7/13 at 100.00	N/R	632,665
1,520	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Ba2	1,527,190
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Refunding Series 2006:
2,455	5.000%, 7/01/36	7/16 at 100.00	A2	2,554,402
435	5.000%, 7/01/46	7/16 at 100.00	A2	451,086
1,150	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured	11/12 at 100.00	N/R	1,150,276
1,100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products Corporation, Series 1983A, 5.100%, 12/01/18	12/12 at 100.00	A1	1,104,433
18,570	Total Health Care			19,519,328

48	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 3.6% (2.5% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
$380	5.750%, 6/01/31	6/20 at 100.00	Baa3	$429,480
200	5.875%, 6/01/42	6/20 at 100.00	Baa3	223,758
1,920	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 1997A, 5.650%, 5/01/40 – AMBAC Insured (Alternative Minimum Tax)	5/13 at 100.00	A+	1,921,997
2,500	Total Housing/Multifamily			2,575,235
	Housing/Single Family – 1.9% (1.3% of Total Investments)
1,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds, Series 2011A, 4.650%, 10/01/29	10/21 at 100.00	Aa1	1,101,570
215	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	221,145
1,215	Total Housing/Single Family			1,322,715
	Long-Term Care – 8.4% (5.7% of Total Investments)
365	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	379,454
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001:
1,000	5.500%, 6/01/21	6/13 at 100.00	A–	1,011,720
4,000	5.500%, 6/01/31	12/12 at 101.00	A–	4,045,317
520	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998, 5.125%, 7/01/25	1/13 at 100.00	BB+	520,109
5,885	Total Long-Term Care			5,956,600
	Tax Obligation/General – 3.8% (2.6% of Total Investments)
700	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	A2	792,435
190	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	223,784
740	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)	12/21 at 100.00	AA+	828,082
635	West Deptford, New Jersey, General Obligation Bonds, Series 2005, 5.000%, 7/01/27 – AGM Insured	7/17 at 100.00	AA–	716,979
100	Woodbridge Township, Middlesex County, New Jersey, General Obligation Bonds,, 5.000%, 7/15/19	No Opt. Call	AA–	121,364
2,365	Total Tax Obligation/General			2,682,644
	Tax Obligation/Limited – 36.9% (25.2% of Total Investments)
400	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	535,152
1,000	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003, 5.000%, 12/01/18 – NPFG Insured	12/13 at 100.00	AA	1,048,650
750	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series 2004, 5.250%, 1/01/16 – AMBAC Insured	1/15 at 102.00	A–	804,360
435	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	545,768
500	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AAA	669,460
530	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – AGM Insured	No Opt. Call	AAA	657,884
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
670	5.250%, 1/01/36	1/22 at 100.00	A	755,907
265	5.125%, 1/01/42	1/22 at 100.00	A	295,316
500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/29	1/22 at 100.00	A	566,530
1,305	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/26	6/16 at 100.00	A+	1,394,184

Nuveen Investments	49

Nuveen New Jersey Dividend Advantage Municipal Fund 2 (continued)
NUJ	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
$700	5.000%, 6/15/19	No Opt. Call	BBB+	$809,872
250	5.000%, 6/15/21	No Opt. Call	BBB+	291,075
300	5.000%, 6/15/26	6/22 at 100.00	BBB+	338,496
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
50	5.125%, 6/15/27	6/17 at 100.00	Baa3	52,847
75	5.125%, 6/15/37	6/17 at 100.00	Baa3	78,011
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U:
435	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	470,700
870	5.000%, 9/01/37	9/17 at 100.00	A+	941,401
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services - Greystone Park Psychiatric Hospital, Series 2005:
655	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	A+	719,590
985	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	A+	1,061,338
200	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A, 5.250%, 10/01/38	10/18 at 100.00	A+	219,056
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:
295	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	337,666
525	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	598,311
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	A+	1,875,000
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	A+	1,021,584
900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – NPFG Insured	No Opt. Call	A+	1,065,465
665	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D, 5.000%, 6/15/19 – AGM Insured	6/15 at 100.00	AA–	733,701
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
2,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	837,680
4,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	1,588,280
5,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	1,873,450
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	A+	1,584,297
	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012:
865	5.000%, 5/01/21	No Opt. Call	Aa3	1,029,307
695	3.500%, 5/01/35	5/22 at 100.00	Aa3	695,834
290	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BBB+	288,939
350	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	382,029
32,560	Total Tax Obligation/Limited			26,167,140
	Transportation – 20.9% (14.2% of Total Investments)
500	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A1	535,330
800	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A, 5.000%, 1/01/42 (WI/DD, Settling 11/06/12)	1/23 at 100.00	A1	924,472
300	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/27	7/22 at 100.00	A2	323,565
700	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	784,140

50	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2012:
$225	5.000%, 9/01/28	9/22 at 100.00	A+	$263,381
250	3.625%, 9/01/34	9/22 at 100.00	A+	251,868
600	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)	11/12 at 100.00	B	602,250
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured	No Opt. Call	Aa3	1,085,960
765	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	A1	838,172
30	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16	No Opt. Call	A3	35,043
1,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA–	1,939,875
1,200	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	1,428,036
360	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42	5/20 at 100.00	Aa3	405,331
500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	AA–	527,165
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
4,000	7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	BBB	4,011,359
50	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/12 at 100.00	BBB	50,018
650	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2012, 5.000%, 11/01/22	No Opt. Call	A–	783,413
13,430	Total Transportation			14,789,378
	U.S. Guaranteed – 15.6% (10.7% of Total Investments) (5)
2,300	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 (Pre-refunded 11/19/12) – NPFG Insured	11/12 at 100.00	BBB (5)	2,305,772
65	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.500%, 6/15/16 (ETM)	No Opt. Call	Aaa	76,798
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
400	5.750%, 6/15/29 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	435,312
400	5.500%, 6/15/31 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	433,696
700	5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	761,796
175	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	A– (5)	203,957
575	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B, 5.000%, 7/01/21 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (5)	606,763
500	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2004A, 5.125%, 7/01/19 (Pre-refunded 7/01/14) – FGIC Insured	7/14 at 100.00	AA– (5)	538,985
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A:
750	5.000%, 7/01/26 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	772,965
630	5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	650,866
500	New Jersey State, General Obligation Bonds, Series 2004, 5.000%, 4/01/13 (ETM)	No Opt. Call	AA– (5)	510,045
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
15	6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (5)	17,874
185	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	220,442
1,970	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	2,141,193
25	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (5)	27,173
250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured	1/14 at 100.00	BBB (5)	264,445
1,070	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,106,145
10,510	Total U.S. Guaranteed			11,074,227

Nuveen Investments	51

Nuveen New Jersey Dividend Advantage Municipal Fund 2 (continued)
NUJ	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities – 1.3% (0.9% of Total Investments)
$895	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A, 5.125%, 6/15/43 (Alternative Minimum Tax)	6/22 at 100.00	Baa3	$915,773
	Water and Sewer – 4.3% (3.0% of Total Investments)
150	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 6.000%, 7/01/25	7/15 at 100.00	Ba2	156,620
500	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)	5/20 at 100.00	A	571,040
220	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A	241,351
660	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender Option Bond Trust 4729, 7.185%, 9/01/21 (IF) (4)	No Opt. Call	AAA	916,212
	North Hudson Sewerage Authority, Gross Revenue Senior Lien Lease Certificates, Series 2012A:
500	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	583,965
535	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	602,399
2,565	Total Water and Sewer			3,071,587
$105,970	Total Investments (cost $96,848,290) – 146.3%			103,767,661
	MuniFund Term Preferred Shares, at Liquidation Value – (49.4)% (6)			(35,050,000)
	Other Assets Less Liabilities – 3.1%			2,207,278
	Net Assets Applicable to Common Shares – 100%			$70,924,939

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.8%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

52	Nuveen Investments

Nuveen New Jersey Municipal Value Fund
NJV	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.2% (6.1% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
$150	4.750%, 6/01/34	6/17 at 100.00	B2	$130,079
1,750	5.000%, 6/01/41	6/17 at 100.00	B2	1,531,442
1,900	Total Consumer Staples			1,661,521
	Education and Civic Organizations – 8.7% (8.5% of Total Investments)
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
50	5.000%, 7/01/32	7/21 at 100.00	BBB+	55,307
30	5.000%, 7/01/37	7/21 at 100.00	BBB+	32,717
40	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2005E, 3.750%, 7/01/13 – AGM Insured	No Opt. Call	AA–	40,765
900	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Kean University, Series 2009A, 5.500%, 9/01/36	9/19 at 100.00	A2	1,032,948
1,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2009A, 5.625%, 6/01/30	6/19 at 100.00	AA	1,134,319
30	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	33,378
2,050	Total Education and Civic Organizations			2,329,434
	Health Care – 24.7% (24.1% of Total Investments)
500	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2005A, 5.000%, 2/15/25	2/15 at 100.00	BBB	519,160
105	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	115,545
2,000	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health Series 2009A, 5.500%, 7/01/38 – AGC Insured (UB) (4)	7/19 at 100.00	AA–	2,235,280
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/36	7/16 at 100.00	A	1,033,220
70	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37	7/21 at 100.00	BBB+	78,831
750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18	No Opt. Call	BBB–	877,275
705	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Refunding Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A2	733,545
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured	11/12 at 100.00	N/R	1,000,240
6,130	Total Health Care			6,593,096
	Housing/Multifamily – 4.7% (4.5% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
100	5.750%, 6/01/31	6/20 at 100.00	Baa3	113,021
50	5.875%, 6/01/42	6/20 at 100.00	Baa3	55,940
1,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2009A, 4.950%, 5/01/41	11/19 at 100.00	A+	1,073,920
1,150	Total Housing/Multifamily			1,242,881

Nuveen Investments	53

Nuveen New Jersey Municipal Value Fund (continued)
NJV	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 2.1% (2.0% of Total Investments)
	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds, Series 2011A:
$100	1.250%, 10/01/13	No Opt. Call	Aa1	$100,568
440	4.500%, 10/01/29	10/21 at 100.00	Aa1	457,142
540	Total Housing/Single Family			557,710
	Tax Obligation/General – 9.2% (9.0% of Total Investments)
100	Bloomfield Township Board of Education, Essex County, New Jersey, General Obligation Bonds, Series 2011, 3.000%, 9/01/16	No Opt. Call	AA–	106,599
75	Clark Township Board of Education, Union County, New Jersey, General Obligation Bonds, School Series 2005, 4.000%, 6/01/13 – AGM Insured	No Opt. Call	Aa3	76,652
55	Essex County, New Jersey, General Obligation Bonds, Series 2005A, 5.000%, 6/01/13 – AGM Insured	No Opt. Call	Aa2	56,496
40	Gloucester Township Board of Education, Camden County, New Jersey, General Obligation Bonds, Series 2004, 5.000%, 8/01/13 – NPFG Insured	No Opt. Call	AA–	41,428
25	Greater Egg Harbor Regional High School District, Alantic County, New Jersey, General Obligation Bonds, Series 2007, 3.750%, 2/01/13 – AGM Insured	No Opt. Call	Aa3	25,224
10	Hillsborough Township School District, Somerset County, New Jersey, General Obligation School Bonds, Series 2001, 5.375%, 10/01/16 – AGM Insured	No Opt. Call	AA–	11,848
255	Millville, New Jersey, General Obligation Bonds, Improvement Series 2011, 5.000%, 11/01/14 – AGM Insured	No Opt. Call	AA–	276,978
50	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2005, 5.000%, 12/01/14 – AMBAC Insured	No Opt. Call	N/R	53,220
150	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2006, 5.000%, 12/01/15 – AMBAC Insured	No Opt. Call	N/R	163,445
150	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2007, 5.000%, 12/01/16 – AMBAC Insured	No Opt. Call	N/R	166,637
500	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured	12/19 at 100.00	Aa3	630,115
30	North Bergen Township, New Jersey, General Obligation Bonds, General Improvement Series 2009, 4.000%, 2/01/17	No Opt. Call	AA–	33,749
75	Passaic County, New Jersey, General Obligation Bonds, Refunding Series 2009, 3.000%, 9/01/14 – AGC Insured	No Opt. Call	Aa3	78,143
50	Passaic County, New Jersey, General Obligation Bonds, Series 2004, 3.500%, 3/15/15 – NPFG Insured	No Opt. Call	Aa3	53,136
100	Readington Township, New Jersey, General Obligation Bonds, General Improvement Series 2011, 4.000%, 1/15/13	No Opt. Call	AA	100,753
100	Swedesboro Woolwich Consolidated School District, Gloucester County, New Jersey, General Obligation Bonds, Series 2006, 4.500%, 1/15/14 – AGM Insured	No Opt. Call	Aa3	104,260
150	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)	12/21 at 100.00	AA+	167,855
170	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011, 5.000%, 6/15/41	6/21 at 100.00	AA+	195,866
100	Upper Freehold Township, New Jersey, General Obligation Bonds, Series 2012, 3.000%, 12/15/14	No Opt. Call	AA	104,313
2,185	Total Tax Obligation/General			2,446,717

54	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 30.8% (30.1% of Total Investments)
$25	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%, 12/15/13 – AGM Insured	No Opt. Call	Aa2	$26,268
200	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AAA	267,784
630	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	707,931
100	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/14	No Opt. Call	BBB+	106,458
700	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A, 5.250%, 10/01/38	10/18 at 100.00	A+	766,696
2,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2009A, 5.750%, 10/01/31	10/19 at 100.00	A+	2,348,676
5,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/39	No Opt. Call	A+	1,478,474
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	1,107,559
250	The Camden County Improvement Authority (Camden County, New Jersey) County Guaranteed Loan Revenue Bonds (County Capital Program) Series 2011, 2.000%, 1/15/13	No Opt. Call	Aa2	250,760
105	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB+	116,227
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes, Series 2009A-1, 5.000%, 10/01/39	10/19 at 100.00	BBB+	1,038,730
11,435	Total Tax Obligation/Limited			8,215,563
	Transportation – 5.7% (5.6% of Total Investments)
500	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991, 7.100%, 11/01/31 (Alternative Minimum Tax) (5)	5/13 at 100.00	N/R	230,685
400	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 9.000%, 6/01/33 (Mandatory put 6/01/13) (Alternative Minimum Tax)	6/15 at 100.00	B	415,916
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
15	6.500%, 1/01/16	No Opt. Call	A3	17,522
5	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	5,841
765	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	862,362
1,685	Total Transportation			1,532,326
	U.S. Guaranteed – 8.5% (8.2% of Total Investments) (6)
50	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.500%, 6/15/16 – RAAI Insured (ETM)	No Opt. Call	Aaa	59,076
1,000	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	1,088,280
250	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series 2004A, 5.000%, 9/01/22 (Pre-refunded 9/01/13)	9/13 at 100.00	AAA	259,938
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
10	6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (6)	11,916
55	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (6)	65,537
365	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (6)	396,719
115	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (6)	124,994
10	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	10,338
220	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/32 (Pre-refunded 2/18/14)	2/14 at 100.00	A+ (6)	237,833
2,075	Total U.S. Guaranteed			2,254,631

Nuveen Investments	55

Nuveen New Jersey Municipal Value Fund (continued)
NJV	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities – 1.5% (1.5% of Total Investments)
$300	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project), 6.800%, 3/01/21 – NPFG Insured	No Opt. Call	A	$397,815
	Water and Sewer – 0.4% (0.4% of Total Investments)
100	Cape May County Municipal Utilities Authority, New Jersey, Revenue Bonds, Refunding Series 2002A, 5.750%, 1/01/13 – AGM Insured	No Opt. Call	Aa1	100,918
$29,550	Total Investments (cost $23,463,155) – 102.5%			27,332,612
	Floating Rate Obligations – (5.6)%			(1,500,000)
	Other Assets Less Liabilities – 3.1%			840,118
	Net Assets Applicable to Common Shares – 100%			$26,672,730

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

56	Nuveen Investments

Nuveen Pennsylvania Investment Quality Municipal Fund
NQP	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 0.5% (0.3% of Total Investments)
$1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)	No Opt. Call	AA–	$1,280,470
	Education and Civic Organizations – 22.0% (15.4% of Total Investments)
200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28	No Opt. Call	Baa3	234,694
700	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2012A, 5.000%, 3/01/24	3/22 at 100.00	AA–	862,414
1,235	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.750%, 2/15/26	2/16 at 100.00	Baa3	1,249,906
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,710	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A+	1,872,211
840	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	915,701
	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon University, Series 2007-GG3:
790	5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	806,574
250	5.000%, 5/01/35 – RAAI Insured	5/17 at 100.00	N/R	254,023
	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student Cooperative Association Inc./Indiana University of Pennsylvania - Student Union Project, Series 1999B:
815	0.000%, 11/01/15 – AMBAC Insured	No Opt. Call	N/R	751,552
815	0.000%, 11/01/16 – AMBAC Insured	No Opt. Call	N/R	728,064
815	0.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R	697,950
815	0.000%, 11/01/18 – AMBAC Insured	No Opt. Call	N/R	669,205
815	0.000%, 11/01/19 – AMBAC Insured	No Opt. Call	N/R	638,732
1,985	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 5.000%, 5/01/32	5/22 at 100.00	A	2,208,948
1,515	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2006, 4.500%, 4/01/30 – RAAI Insured	4/16 at 100.00	BBB+	1,542,800
900	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2010, 5.625%, 4/01/40	4/20 at 100.00	BBB+	990,909
355	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 – RAAI Insured	5/17 at 100.00	N/R	367,308
1,235	Pennsylvania Higher Education Assistance Agency, Capital Acquisition Revenue Refunding Bonds, Series 2001, 5.000%, 12/15/30 – NPFG Insured	5/13 at 100.00	BBB	1,237,421
2,175	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Refunding Series 2012AN, 5.000%, 6/15/21	No Opt. Call	AA	2,724,971
4,600	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2008AH, 5.000%, 6/15/33	6/18 at 100.00	AA	5,310,700
1,900	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College Project, Series 2011R-1, 5.000%, 11/01/35	11/21 at 100.00	A–	2,058,099
1,435	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31	5/16 at 100.00	A–	1,503,005
2,650	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2007A, 5.000%, 5/01/37 – NPFG Insured	11/17 at 100.00	A	2,856,727
750	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2011A, 5.250%, 5/01/41	5/21 at 100.00	A	852,570
3,870	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2006, 5.000%, 4/01/21 – NPFG Insured	4/16 at 100.00	Aa3	4,392,295
320	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2002, 5.000%, 1/01/20	1/13 at 100.00	A1	321,706
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2010, 5.000%, 3/01/40	3/20 at 100.00	A+	1,112,980
300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2012, 5.000%, 3/01/42	9/22 at 100.00	A+	337,284

Nuveen Investments	57

Nuveen Pennsylvania Investment Quality Municipal Fund (continued)
NQP	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania, Series 2005C, 5.000%, 7/15/38	7/15 at 100.00	AA+	$2,180,140
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012:
285	4.000%, 11/01/39	11/22 at 100.00	A3	289,683
910	5.000%, 11/01/42	11/22 at 100.00	A3	1,006,933
1,320	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series 2003, 5.375%, 1/01/20 – RAAI Insured	7/13 at 100.00	A–	1,356,366
785	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, York College Project, Series 2005EE1, 5.250%, 11/01/27 – SYNCORA GTY Insured	11/15 at 100.00	A	834,502
6,500	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29 (UB)	9/15 at 100.00	Aa2	7,160,075
600	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 6.000%, 8/01/35	8/20 at 100.00	BBB+	679,890
3,650	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Northampton County Area Community College, Series 2011, 5.500%, 3/01/31	3/21 at 100.00	A1	4,255,280
1,665	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds, Bucknell University, Series 2002A, 5.250%, 4/01/18	4/13 at 100.00	Aa2	1,699,882
600	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40	11/20 at 100.00	A	667,860
53,105	Total Education and Civic Organizations			57,629,360
	Health Care – 24.2% (16.9% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A:
1,150	5.000%, 4/01/25	4/15 at 100.00	Ba2	1,149,954
1,555	5.125%, 4/01/35	4/15 at 100.00	Ba2	1,503,638
3,360	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System, Inc., Series 2012, 5.000%, 5/15/26	5/21 at 100.00	AA–	3,841,387
1,400	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Series 2012A, 5.000%, 11/01/44	5/22 at 100.00	AA	1,549,982
890	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2011, 5.375%, 12/01/41	12/21 at 100.00	AA–	1,012,553
2,460	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2011, 7.000%, 11/15/46	11/21 at 100.00	A–	3,184,421
595	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40	5/20 at 100.00	AA	663,068
900	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A	972,891
1,300	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health Center Project, Series 2010A, 7.000%, 7/01/27	7/20 at 100.00	Ba2	1,435,902
280	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2007, 5.000%, 11/01/37 – CIFG Insured	11/17 at 100.00	Aa3	299,841
3,335	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg Hospital Project, Series 2010, 5.375%, 7/01/42	7/20 at 100.00	A+	3,661,563
1,190	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Tender Option Bond 4234, 13.400%, 1/01/36 (IF)	1/22 at 100.00	AA–	1,566,659
1,890	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster General Hospital Project, Series 2007A, 5.000%, 3/15/26	3/17 at 100.00	AA–	2,094,914
	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Series 2002:
250	5.800%, 11/15/22	11/12 at 101.00	BB+	252,798
2,800	5.900%, 11/15/28	11/12 at 101.00	BB+	2,830,632

58	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$3,280	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured	7/18 at 100.00	AA–	$3,531,642
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%, 11/01/24	11/14 at 100.00	A	1,294,513
5,345	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2007, 5.000%, 11/01/30 – AGC Insured	11/17 at 100.00	AA–	5,828,829
	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009:
3,000	5.500%, 7/01/28	7/19 at 100.00	A–	3,311,640
1,000	5.750%, 7/01/39	7/19 at 100.00	A–	1,112,900
	Monroe County Hospital Authority, Hospital Revenue Bonds, Pocono Medical Center, Series 2012A:
290	4.000%, 1/01/25	1/22 at 100.00	A	300,930
740	5.000%, 1/01/41	1/22 at 100.00	A	793,643
710	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.125%, 1/01/37	1/17 at 100.00	A	737,988
1,600	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31	6/22 at 100.00	A	1,815,536
215	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	247,738
1,000	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint Lukes Hospital Project, Series 2008A, 5.500%, 8/15/35	8/18 at 100.00	A3	1,085,100
335	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	10/19 at 100.00	BBB+	394,965
1,240	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	AA–	1,384,795
1,800	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	BBB–	1,915,074
1,795	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	1,967,679
1,165	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 3975, 13.391%, 7/01/19 (IF)	No Opt. Call	AA	1,562,999
1,613	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley Memorial Hospital,, 5.500%, 7/01/29	7/20 at 100.00	BBB+	1,797,205
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
525	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	BBB–	537,863
370	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	377,670
	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011:
1,635	6.875%, 8/01/31	8/21 at 100.00	BBB+	1,993,212
1,365	7.000%, 8/01/41	8/21 at 100.00	BBB+	1,642,887
1,875	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.500%, 1/01/36	1/21 at 100.00	BBB+	2,239,819
1,280	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.625%, 1/01/32	1/22 at 100.00	BBB+	1,443,994
56,783	Total Health Care			63,338,824
	Housing/Multifamily – 4.2% (2.9% of Total Investments)
200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43	7/20 at 100.00	BBB–	226,598
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student Housing at Indiana University, Project Series 2012A:
1,000	5.000%, 7/01/27	7/22 at 100.00	BBB+	1,114,690
400	5.000%, 7/01/32	7/22 at 100.00	BBB+	435,300

Nuveen Investments	59

Nuveen Pennsylvania Investment Quality Municipal Fund (continued)
NQP	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Series 2007A, 5.000%, 7/01/39 – SYNCORA GTY Insured	7/17 at 100.00	BBB+	$5,164,400
3,300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	3,366,594
800	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	811,216
10,700	Total Housing/Multifamily			11,118,798
	Housing/Single Family – 7.7% (5.4% of Total Investments)
8,675	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A, 4.900%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	8,854,831
605	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A, 4.950%, 10/01/26 (Alternative Minimum Tax)	4/15 at 100.00	AA+	624,402
1,185	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96B, 3.950%, 4/01/16	No Opt. Call	AA+	1,288,154
1,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A, 4.600%, 10/01/27 (Alternative Minimum Tax)	10/16 at 100.00	AA+	1,405,813
1,540	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A, 4.850%, 10/01/31 (Alternative Minimum Tax)	10/16 at 100.00	AA+	1,596,641
2,800	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2011-112, 5.000%, 10/01/25	10/20 at 100.00	AA+	3,083,052
1,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds Trust 3950, 12.451%, 4/01/27 (IF)	4/21 at 100.00	AA+	1,265,080
2,015	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 2001B, 5.450%, 10/01/32 (Alternative Minimum Tax)	4/13 at 100.00	Aa1	2,017,519
19,175	Total Housing/Single Family			20,135,492
	Industrials – 1.4% (1.0% of Total Investments)
	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, Amtrak Project, Series 2012A:
1,275	5.000%, 11/01/23 (Alternative Minimum Tax)	11/22 at 100.00	A1	1,451,932
2,000	5.000%, 11/01/41 (Alternative Minimum Tax)	11/22 at 100.00	A1	2,186,800
3,275	Total Industrials			3,638,732
	Long-Term Care – 4.0% (2.8% of Total Investments)
1,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.375%, 1/01/39	1/19 at 100.00	BBB+	1,674,660
1,330	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries, Series 2007, 5.000%, 1/01/36	1/17 at 100.00	BBB+	1,371,749
1,500	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc., Series 2003A, 5.000%, 12/01/26 – RAAI Insured	12/12 at 100.00	BBB+	1,500,960
1,000	Delaware County Authority, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/21	6/17 at 100.00	BBB	1,052,160
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes Project, Series 2006:
1,550	5.000%, 11/01/26	11/16 at 100.00	A	1,636,382
415	5.000%, 11/01/36	11/16 at 100.00	A	432,928
220	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc. , Series 2012, 5.000%, 4/01/33 (WI/DD, Settling 11/01/12)	4/22 at 100.00	BB+	221,470
900	Montgomery Count Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, ACTS Retirement-Life Communities, Inc. , Series 2012, 5.000%, 11/15/26	5/22 at 100.00	A–	995,976
1,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/26 – AMBAC Insured	1/13 at 100.50	Baa1	1,509,060
9,915	Total Long-Term Care			10,395,345

60	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Materials – 1.2% (0.8% of Total Investments)
$1,260	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB	$1,351,791
1,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	5/13 at 100.00	N/R	1,723,890
3,010	Total Materials			3,075,681
	Tax Obligation/General – 34.4% (24.1% of Total Investments)
3,430	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	A+	3,931,912
3,000	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 5.000%, 8/01/29	8/19 at 100.00	Aa2	3,681,300
	Centre County, Pennsylvania, General Obligation Bonds, Series 2012B:
310	4.000%, 7/01/24	7/20 at 100.00	AA	345,802
1,430	4.000%, 7/01/25	7/20 at 100.00	AA	1,584,025
915	4.000%, 7/01/26	7/20 at 100.00	AA	1,007,845
6,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2002, 5.750%, 7/01/17 (UB)	No Opt. Call	A+	6,990,240
7,350	Erie City School District, Erie County, Pennsylvania, General Obligation Bonds, Series 2000, 0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	N/R	3,385,190
4,715	Gateway School District, Allegheny County, Pennsylvania, General Obligation Bonds, Refunding Series 2012, 4.000%, 10/15/32	10/22 at 100.00	A1	4,970,506
1,260	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003C, 5.250%, 12/15/16 – FGIC Insured	No Opt. Call	N/R	1,393,270
5,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 5.000%, 6/01/33 – AGM Insured (UB)	12/16 at 100.00	Aa3	5,323,100
4,830	Pennsylvania State, General Obligation Bonds, Series 2007, Residuals 1986, 12.835%, 3/01/15 (IF)	No Opt. Call	AA+	6,677,717
1,675	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – FGIC Insured	No Opt. Call	AA	2,043,282
2,620	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A2	3,208,111
4,135	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement Series 2005, 5.000%, 7/15/35 – AGM Insured	7/15 at 100.00	AA–	4,393,148
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding Bonds, Series 2002A, 5.500%, 9/01/15 – AGM Insured	No Opt. Call	AA–	3,373,920
	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B:
2,590	5.000%, 9/01/25	9/22 at 100.00	A1	3,041,437
1,280	5.000%, 9/01/26	9/22 at 100.00	A1	1,492,762
1,900	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2012, 3.000%, 2/15/34	2/18 at 100.00	Aa2	1,855,977
1,130	Radnor Township, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/37	11/22 at 100.00	Aa1	1,191,483
1,070	Schuylkill Valley School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2006A, 5.000%, 4/01/22 – FGIC Insured	4/16 at 100.00	Aa3	1,209,004
800	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	9/13 at 100.00	BBB	748,768
630	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	615,592
21,000	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Philadelphia School District Project, Series 2003, 5.500%, 6/01/28 – AGM Insured (UB) (4)	No Opt. Call	AA–	27,728,190
80,070	Total Tax Obligation/General			90,192,581

Nuveen Investments	61

Nuveen Pennsylvania Investment Quality Municipal Fund (continued)
NQP	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 6.5% (4.6% of Total Investments)
$500	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/35	5/22 at 100.00	Baa2	$535,115
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,670	5.250%, 1/01/36	1/22 at 100.00	A	1,884,127
655	5.125%, 1/01/42	1/22 at 100.00	A	729,932
2,140	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2003A, 5.000%, 12/01/32 – NPFG Insured	12/18 at 100.00	AA	2,380,729
2,700	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%, 11/15/17 – AGM Insured	11/13 at 100.00	AA–	2,831,868
3,140	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/32 – FGIC Insured	No Opt. Call	BBB+	955,690
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.500%, 8/01/44	8/19 at 100.00	A+	2,936,575
1,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+	1,736,378
3,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2011A-1, 5.000%, 8/01/43	8/21 at 100.00	A+	3,130,470
17,930	Total Tax Obligation/Limited			17,120,884
	Transportation – 12.1% (8.5% of Total Investments)
400	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	448,080
2,035	Lehigh-Northampton Airport Authority, Pennsylvania, Airport Revenue Bonds, Lehigh Valley Airport System, Series 2000A, 6.000%, 5/15/30 – NPFG Insured (Alternative Minimum Tax)	11/12 at 100.00	Baa2	2,036,770
1,200	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A, 5.000%, 12/01/38	12/19 at 100.00	AA	1,334,688
2,500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2012A, 5.000%, 12/01/31	12/21 at 100.00	AA	2,902,450
3,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue, Series 2011B, 5.000%, 12/01/41	12/21 at 100.00	AA	3,388,590
6,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–	6,556,174
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A:
3,820	5.000%, 12/01/22 – AMBAC Insured	6/16 at 100.00	Aa3	4,338,107
2,930	5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	Aa3	3,319,661
750	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series 2010B-1, 5.000%, 12/01/37	12/19 at 100.00	A–	814,868
3,600	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35 – NPFG Insured (Alternative Minimum Tax)	6/15 at 100.00	A+	3,643,596
2,985	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Subordinate Lien Series 2003D, 5.375%, 1/01/18	1/13 at 100.00	Ba1	2,991,776
29,820	Total Transportation			31,774,760
	U.S. Guaranteed – 9.8% (6.9% of Total Investments) (5)
1,400	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.250%, 5/01/20 (Pre-refunded 5/01/14) – NPFG Insured	5/14 at 100.00	N/R (5)	1,503,376
630	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds, Series 2003, 5.250%, 7/01/17 (Pre–refunded 7/01/13)	7/13 at 100.00	A2 (5)	650,771
5,525	Hazleton Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series 2004, 5.125%, 3/01/28 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	Aa3 (5)	6,011,032
1,125	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)	8/13 at 100.00	AA+ (5)	1,169,494

62	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2002:
$680	5.000%, 1/01/20 (Pre-refunded 1/01/13)	1/13 at 100.00	A1 (5)	$685,420
2,405	5.000%, 1/01/32 (Pre-refunded 1/01/13) (WI/DD, Settling 11/01/12)	1/13 at 100.00	A1 (5)	2,424,168
1,625	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series 2003, 5.375%, 1/01/20 (Pre-refunded 7/01/13) – RAAI Insured	7/13 at 100.00	N/R (5)	1,679,373
1,535	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18 (Pre-refunded 10/01/16)	10/16 at 100.00	Aa1 (5)	1,804,868
500	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18 (Pre-refunded 1/01/16)	1/16 at 100.00	Aa1 (5)	571,875
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne Charter High School, Series 2006A:
510	5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (5)	600,403
860	5.375%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (5)	1,016,830
515	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	BBB (5)	637,297
960	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)	11/14 at 100.00	A+ (5)	1,055,741
445	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School District, Series 2003, 5.250%, 11/01/21 (Pre-refunded 11/01/13) – FGIC Insured	11/13 at 100.00	A (5)	467,183
2,655	Warrington Township Municipal Authority, Bucks County, Pennsylvania, Water and Sewer Revenue Bonds, Series 1991, 7.100%, 12/01/21 (Pre-refunded 11/15/15) – FGIC Insured	11/15 at 100.00	N/R (5)	3,066,047
2,170	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)	No Opt. Call	Aaa	2,452,252
23,540	Total U.S. Guaranteed			25,796,130
	Utilities – 7.8% (5.5% of Total Investments)
1,250	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured	No Opt. Call	BBB+	1,288,288
5,475	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, First Energy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory put 4/02/18)	No Opt. Call	BBB–	5,491,699
1,430	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured	2/15 at 100.00	A–	1,471,556
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 – AGM Insured	9/14 at 100.00	AA–	738,836
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003, 5.375%, 7/01/19 – AGM Insured	7/13 at 100.00	AA–	2,049,420
5,490	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 – AMBAC Insured	10/17 at 100.00	BBB+	5,721,458
3,700	York County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, PSEG Power Project, Series 2001A, 5.500%, 9/01/20	3/13 at 100.50	Baa1	3,744,289
20,045	Total Utilities			20,505,546

Nuveen Investments	63

Nuveen Pennsylvania Investment Quality Municipal Fund (continued)
NQP	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 7.0% (4.9% of Total Investments)
$2,100	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A, 5.000%, 12/01/21 – NPFG Insured	12/15 at 100.00	A1	$2,337,384
2,205	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 2004, 5.000%, 11/15/20 – AGM Insured	11/14 at 100.00	AA–	2,319,241
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 – AGM Insured	7/14 at 100.00	AA–	2,007,460
1,600	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39	12/19 at 100.00	A	1,806,128
500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	BBB+	572,985
3,500	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2009A, 5.000%, 10/01/39	10/19 at 100.00	AA–	3,909,883
2,150	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%, 7/01/23 – AGM Insured	7/15 at 100.00	AA–	2,347,712
2,620	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A1	2,949,437
16,675	Total Water and Sewer			18,250,230
$345,043	Total Investments (cost $342,604,525) – 142.8%			374,252,833
	Floating Rate Obligations – (9.8)%			(25,810,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (42.9)% (6)			(112,500,000)
	Other Assets Less Liabilities – 9.9%			26,147,742
	Net Assets Applicable to Common Shares – 100%			$262,090,575

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.1%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

64	Nuveen Investments

Nuveen Pennsylvania Premium Income Municipal Fund 2
NPY	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 24.6% (17.4% of Total Investments)
$200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28	No Opt. Call	Baa3	$234,694
445	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2012A, 5.000%, 3/01/24	3/22 at 100.00	AA–	548,249
1,245	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Duquesne University, Series 2004A, 5.000%, 3/01/19 – FGIC Insured	3/14 at 100.00	A–	1,302,357
1,140	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.750%, 2/15/26	2/16 at 100.00	Baa3	1,153,760
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,565	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A+	1,713,456
770	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	839,392
	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series 2003:
1,705	5.250%, 8/01/19 – FGIC Insured	8/13 at 100.00	A1	1,757,497
1,350	5.250%, 8/01/20 – FGIC Insured	8/13 at 100.00	A1	1,390,527
1,000	5.250%, 8/01/21 – FGIC Insured	8/13 at 100.00	A1	1,029,110
	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon University, Series 2007-GG3:
725	5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	740,211
250	5.000%, 5/01/35 – RAAI Insured	5/17 at 100.00	N/R	254,023
3,060	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student Cooperative Association Inc./Indiana University of Pennsylvania - Student Union Project, Series 2004, 5.000%, 11/01/24 – AMBAC Insured	11/14 at 100.00	N/R	3,096,536
1,985	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 5.000%, 5/01/32	5/22 at 100.00	A	2,208,948
1,575	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2006, 4.500%, 4/01/30 – RAAI Insured	4/16 at 100.00	BBB+	1,603,901
855	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2010, 5.625%, 4/01/40	4/20 at 100.00	BBB+	941,364
325	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 – RAAI Insured	5/17 at 100.00	N/R	336,268
4,200	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2008AH, 5.000%, 6/15/33	6/18 at 100.00	AA	4,848,900
1,285	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31	5/16 at 100.00	A–	1,345,896
2,420	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2007A, 5.000%, 5/01/37 – NPFG Insured	11/17 at 100.00	A	2,608,784
750	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2011A, 5.250%, 5/01/41	5/21 at 100.00	A	852,570
450	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012, 4.000%, 5/01/32	11/22 at 100.00	BBB+	453,141
3,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2006, 5.000%, 4/01/21 – NPFG Insured	4/16 at 100.00	Aa3	3,404,880
1,845	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2002, 5.000%, 1/01/32	1/13 at 100.00	A1	1,850,553
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2010, 5.000%, 3/01/40	3/20 at 100.00	A+	1,112,980
300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2012, 5.000%, 3/01/42	9/22 at 100.00	A+	337,284
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania, Series 2005C, 5.000%, 7/15/38	7/15 at 100.00	AA+	2,180,140

Nuveen Investments	65

Nuveen Pennsylvania Premium Income Municipal Fund 2 (continued)
NPY	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012:
$485	4.000%, 11/01/39	11/22 at 100.00	A3	$492,969
910	5.000%, 11/01/42	11/22 at 100.00	A3	1,006,933
590	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series 2003, 5.500%, 1/01/24 – RAAI Insured	7/13 at 100.00	A–	605,063
700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2003, 5.400%, 7/15/36	7/13 at 100.00	A–	718,704
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, York College Project, Series 2005EE1, 5.250%, 11/01/27 – SYNCORA GTY Insured	11/15 at 100.00	A	850,448
1,000	Pennsylvania Higher Educational Facilities Authority, University of the Sciences in Philadelphia Revenue Bonds, Series 2005, 4.750%, 11/01/33 – SYNCORA GTY Insured	5/15 at 100.00	A3	1,035,620
2,000	Pennsylvania State University, General Revenue Bonds, Series 2010, 5.000%, 3/01/35	3/20 at 100.00	AA	2,283,380
10,600	Pennsylvania State University, General Revenue Bonds, Series 2007A, 4.500%, 8/15/36 (UB)	8/16 at 100.00	AA	11,054,846
530	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 6.000%, 8/01/35	8/20 at 100.00	BBB+	600,570
1,545	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Montgomery County Community College, Series 2005, 5.000%, 5/01/18 – AMBAC Insured	5/15 at 100.00	Aa2	1,694,757
750	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds, Bucknell University, Series 2002A, 5.250%, 4/01/19	4/13 at 100.00	Aa2	765,713
300	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40	11/20 at 100.00	A	333,930
55,655	Total Education and Civic Organizations			59,588,354
	Health Care – 25.8% (18.3% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A:
1,150	5.000%, 4/01/25	4/15 at 100.00	Ba2	1,149,954
1,455	5.125%, 4/01/35	4/15 at 100.00	Ba2	1,406,941
	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System, Inc., Series 2012:
1,210	5.000%, 5/15/27	5/21 at 100.00	AA–	1,374,984
2,000	5.000%, 5/15/28	5/21 at 100.00	AA–	2,263,100
2,070	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2011, 5.375%, 12/01/41	12/21 at 100.00	AA–	2,355,039
1,640	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2011, 7.000%, 11/15/46	11/21 at 100.00	A–	2,122,947
825	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A	891,817
1,200	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health Center Project, Series 2010A, 7.000%, 7/01/27	7/20 at 100.00	Ba2	1,325,448
395	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2007, 5.000%, 11/01/37 – CIFG Insured	11/17 at 100.00	Aa3	422,990
1,835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg Hospital Project, Series 2010, 5.375%, 7/01/42	7/20 at 100.00	A+	2,014,683
1,320	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Tender Option Bond 4234, 13.400%, 1/01/36 (IF)	1/22 at 100.00	AA–	1,737,806
1,885	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster General Hospital Project, Series 2007A, 5.000%, 3/15/26	3/17 at 100.00	AA–	2,089,372
5,000	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Series 2002, 5.900%, 11/15/28	11/12 at 101.00	BB+	5,054,700
2,990	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured	7/18 at 100.00	AA–	3,219,393
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%, 11/01/24	11/14 at 100.00	A	1,294,513

66	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$4,505	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2007, 5.000%, 11/01/30 – AGC Insured	11/17 at 100.00	AA–	$4,912,793
	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009:
3,000	5.500%, 7/01/28	7/19 at 100.00	A–	3,311,640
1,000	5.750%, 7/01/39	7/19 at 100.00	A–	1,112,900
600	Monroe County Hospital Authority, Hospital Revenue Bonds, Pocono Medical Center, Series 2012A, 5.000%, 1/01/41	1/22 at 100.00	A	643,494
650	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.125%, 1/01/37	1/17 at 100.00	A	675,623
1,450	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31	6/22 at 100.00	A	1,645,330
565	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	651,033
	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint Lukes Hospital Project, Series 2008A:
1,235	5.250%, 8/15/23	8/18 at 100.00	A3	1,358,438
1,000	5.500%, 8/15/35	8/18 at 100.00	A3	1,085,100
650	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	10/19 at 100.00	BBB+	766,350
930	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	AA–	1,038,596
1,750	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	BBB–	1,861,878
3,575	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	3,918,915
695	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 3975, 13.391%, 7/01/19 (IF)	No Opt. Call	AA	932,433
2,000	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne Clinic, Series 1998, 5.625%, 7/01/24	1/13 at 100.00	N/R	2,000,380
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
475	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	BBB–	486,638
330	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	336,841
	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011:
1,365	6.875%, 8/01/31	8/21 at 100.00	BBB+	1,664,058
1,135	7.000%, 8/01/41	8/21 at 100.00	BBB+	1,366,063
1,720	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.500%, 1/01/36	1/21 at 100.00	BBB+	2,054,660
1,300	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41	1/22 at 100.00	BBB+	1,494,064
575	Westmoreland County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Excela Health Project, Series 2010A, 5.125%, 7/01/30	7/20 at 100.00	A3	621,063
56,730	Total Health Care			62,661,977
	Housing/Multifamily – 3.8% (2.7% of Total Investments)
1,965	Delaware County Industrial Development Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Darby Townhouses Project, Series 2002A, 5.500%, 4/01/32 (Mandatory put 4/01/22) (Alternative Minimum Tax)	4/13 at 100.00	AA+	1,987,617
750	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43	7/20 at 100.00	BBB–	849,743
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Student Housing Project, Series 2005A:
2,035	5.000%, 7/01/19 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	2,155,655
3,400	5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	3,468,612

Nuveen Investments	67

Nuveen Pennsylvania Premium Income Municipal Fund 2 (continued)
NPY	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$740	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	$750,375
8,890	Total Housing/Multifamily			9,212,002
	Housing/Single Family – 5.0% (3.5% of Total Investments)
3,885	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-95A, 4.900%, 10/01/37 (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA+	3,965,536
295	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A, 4.950%, 10/01/26 (Alternative Minimum Tax) (UB)	4/15 at 100.00	AA+	304,461
1,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A, 4.600%, 10/01/27 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	1,405,813
1,215	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A, 4.850%, 10/01/31 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	1,259,688
2,400	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2011-112, 5.000%, 10/01/25	10/20 at 100.00	AA+	2,642,616
1,820	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds Trust 3950, 12.451%, 4/01/27 (IF)	4/21 at 100.00	AA+	2,302,446
140	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A, 6.200%, 10/01/21 (Alternative Minimum Tax)	4/13 at 100.00	Aa1	140,357
11,110	Total Housing/Single Family			12,020,917
	Industrials – 0.6% (0.4% of Total Investments)
1,220	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, Amtrak Project, Series 2012A, 5.000%, 11/01/23 (Alternative Minimum Tax)	11/22 at 100.00	A1	1,389,299
	Long-Term Care – 6.4% (4.5% of Total Investments)
1,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.375%, 1/01/39	1/19 at 100.00	BBB+	1,674,660
4,905	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries, Series 2007, 5.000%, 1/01/36	1/17 at 100.00	BBB+	5,058,968
1,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc., Series 2003A, 5.000%, 12/01/22 – RAAI Insured	12/12 at 100.00	BBB+	1,000,980
500	Delaware County Authority, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/21	6/17 at 100.00	BBB	526,080
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes Project, Series 2006:
1,565	5.000%, 11/01/31	11/16 at 100.00	A	1,640,292
230	5.000%, 11/01/36	11/16 at 100.00	A	239,936
210	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc. , Series 2012, 5.000%, 4/01/33 (WI/DD, Settling 11/01/12)	4/22 at 100.00	BB+	211,403
825	Montgomery Count Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, ACTS Retirement-Life Communities, Inc. , Series 2012, 5.000%, 11/15/26	5/22 at 100.00	A–	912,978
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Dr. Gertrude A. Barber Center Inc., Series 2000:
1,000	6.150%, 12/01/20 – RAAI Insured	2/13 at 100.00	BBB	1,002,490
2,000	5.900%, 12/01/30 – RAAI Insured	12/12 at 100.00	BBB	2,002,800
1,230	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A, 5.250%, 6/01/28	12/12 at 100.00	BB	1,213,211
14,965	Total Long-Term Care			15,483,798
	Materials – 2.3% (1.7% of Total Investments)
1,190	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB	1,276,692
4,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	5/13 at 100.00	N/R	4,432,860
5,690	Total Materials			5,709,552

68	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 23.6% (16.8% of Total Investments)
$3,965	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/37	12/22 at 100.00	A+	$4,421,927
3,000	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 5.000%, 8/01/29	8/19 at 100.00	Aa2	3,681,300
	Harrisburg Redevelopment Authority, Dauphin County, Pennsylvania, Guaranteed Revenue Bonds, Series 1998B:
1,750	0.000%, 5/01/22 – AGM Insured	5/16 at 75.56	AA–	1,028,860
2,750	0.000%, 11/01/22 – AGM Insured	5/16 at 73.64	AA–	1,572,230
2,750	0.000%, 5/01/23 – AGM Insured	5/16 at 71.71	AA–	1,521,080
260	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2007, 5.000%, 9/01/23	9/17 at 100.00	Aaa	308,233
2,115	Owen J. Roberts School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 5/15/24 – AGM Insured	5/16 at 100.00	Aa2	2,419,306
4,835	Pennsylvania State, General Obligation Bonds, Series 2007, Residuals 1986, 12.835%, 3/01/15 (IF)	No Opt. Call	Aa2	6,684,629
1,500	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – FGIC Insured	No Opt. Call	AA	1,829,805
	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011C:
1,000	5.000%, 9/01/14	No Opt. Call	AA	1,078,910
1,400	5.000%, 9/01/15	No Opt. Call	AA	1,557,206
1,555	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011D, 4.000%, 9/01/15	No Opt. Call	AA	1,686,258
3,775	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement Series 2005, 5.000%, 7/15/35 – AGM Insured	7/15 at 100.00	AA–	4,010,673
1,950	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A1	2,274,129
2,700	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – AGM Insured	No Opt. Call	AA–	3,109,320
6,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	Baa1	6,679,140
1,600	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2012, 3.000%, 2/15/34	2/18 at 100.00	Aa2	1,562,928
6,710	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B, 0.000%, 1/15/32 – FGIC Insured	No Opt. Call	A	3,107,267
2,250	Scranton Parking Authority, Pennsylvania , Guaranteed Revenue Bonds, Series 2007, 5.250%, 6/01/39 – RAAI Insured	6/17 at 100.00	N/R	2,028,420
940	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	9/13 at 100.00	BBB	879,802
585	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	571,621
980	State Public School Building Authority, Pennsylvania, School Revenue Bonds, York City School District, Series 2003, 4.000%, 5/01/21 – AGM Insured	5/13 at 100.00	Aa3	995,964
1,400	Woodland Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2005D, 5.000%, 9/01/17 – AGM Insured	9/15 at 100.00	AA–	1,566,572
2,400	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 – NPFG Insured	12/15 at 100.00	AA	2,668,656
58,170	Total Tax Obligation/General			57,244,236
	Tax Obligation/Limited – 6.3% (4.5% of Total Investments)
500	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/35	5/22 at 100.00	Baa2	535,115
1,500	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series 2005, 5.000%, 1/15/36 – FGIC Insured	1/15 at 100.00	Aa2	1,602,450
1,950	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2003A, 5.000%, 12/01/32 – NPFG Insured	12/18 at 100.00	AA	2,169,356
5,015	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%, 11/15/17 – AGM Insured	11/13 at 100.00	AA–	5,259,933
2,550	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/26 – AGC Insured	8/22 at 100.00	AA–	2,969,348

Nuveen Investments	69

Nuveen Pennsylvania Premium Income Municipal Fund 2 (continued)
NPY	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,880	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/32 – FGIC Insured	No Opt. Call	BBB+	$876,557
5,670	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C, 0.000%, 8/01/39	No Opt. Call	AA–	1,354,393
435	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A3	496,187
20,500	Total Tax Obligation/Limited			15,263,339
	Transportation – 10.8% (7.7% of Total Investments)
1,480	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	1,657,896
2,200	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A, 5.000%, 12/01/38	12/19 at 100.00	AA	2,446,928
5,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–	5,463,480
2,680	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	Aa3	3,036,413
1,400	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series 2010B-1, 5.000%, 12/01/37	12/19 at 100.00	A–	1,521,086
3,250	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35 – NPFG Insured (Alternative Minimum Tax)	6/15 at 100.00	A+	3,289,358
2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B, 5.000%, 12/01/23 – FGIC Insured	12/15 at 100.00	BBB	2,095,260
6,700	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2003B, 5.000%, 1/01/33 – AMBAC Insured	1/13 at 100.00	Baa3	6,700,603
25,210	Total Transportation			26,211,024
	U.S. Guaranteed – 14.4% (10.2% of Total Investments) (4)
1,615	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.250%, 5/01/23 (Pre-refunded 5/01/14) – NPFG Insured	5/14 at 100.00	N/R (4)	1,734,252
650	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds, Series 2003, 5.250%, 7/01/17 (Pre-refunded 7/01/13)	7/13 at 100.00	A2 (4)	671,431
3,500	Hazleton Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series 2004, 5.125%, 3/01/28 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	Aa3 (4)	3,807,895
2,600	Norristown Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2003, 5.000%, 9/01/24 (Pre-refunded 3/01/13) – FGIC Insured	3/13 at 100.00	N/R (4)	2,641,418
475	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series 1976, 7.625%, 7/01/15 (ETM)	11/12 at 100.00	Aaa	525,678
720	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series 2003, 5.500%, 1/01/24 (Pre-refunded 7/01/13) – RAAI Insured	7/13 at 100.00	N/R (4)	744,689
3,200	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18 (Pre-refunded 10/01/16)	10/16 at 100.00	Aa1 (4)	3,762,592
1,000	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18 (Pre-refunded 1/01/16)	1/16 at 100.00	Aa1 (4)	1,143,750
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne Charter High School, Series 2006A:
470	5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (4)	553,312
790	5.375%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (4)	934,064
3,740	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Presbyterian Medical Center of Philadelphia, Series 1993, 6.650%, 12/01/19 (ETM)	No Opt. Call	AA+ (4)	4,525,250
1,970	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured (ETM)	No Opt. Call	A3 (4)	2,511,139

70	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$1,015	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)	11/14 at 100.00	A+ (4)	$1,116,226
	State Public School Building Authority, Berkes County, Pennsylvania, School Revenue Bonds, Brandywine Heights Area School District, Series 2003:
1,930	5.000%, 2/01/20 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	A1 (4)	1,953,064
1,955	5.000%, 2/01/21 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	A1 (4)	1,978,362
4,060	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – AGM Insured	6/13 at 100.00	AA+ (4)	4,172,706
	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School District, Series 2003:
360	5.250%, 11/01/21 (Pre-refunded 11/01/13) – FGIC Insured	11/13 at 100.00	A (4)	377,946
490	5.250%, 11/01/22 (Pre-refunded 11/01/13) – FGIC Insured	11/13 at 100.00	A (4)	514,427
520	State Public School Building Authority, Pennsylvania, School Revenue Bonds, York City School District, Series 2003, 4.000%, 5/01/21 (Pre-refunded 5/01/13) – AGM Insured	5/13 at 100.00	Aa3 (4)	529,802
665	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)	No Opt. Call	Aaa	751,497
31,725	Total U.S. Guaranteed			34,949,500
	Utilities – 5.1% (3.6% of Total Investments)
1,125	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured	No Opt. Call	BBB+	1,159,459
2,000	Indiana County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, PSEG Power LLC, Series 2001A, 5.850%, 6/01/27 (Alternative Minimum Tax)	12/12 at 101.00	Baa1	2,022,600
2,150	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured	2/15 at 100.00	A–	2,212,479
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 – AGM Insured	9/14 at 100.00	AA–	738,836
1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003, 5.375%, 7/01/19 – AGM Insured	7/13 at 100.00	AA–	1,024,710
5,050	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 – AMBAC Insured	10/17 at 100.00	BBB+	5,262,908
12,025	Total Utilities			12,420,992
	Water and Sewer – 12.3% (8.7% of Total Investments)
	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A:
1,900	5.000%, 12/01/21 – NPFG Insured	12/15 at 100.00	A1	2,114,776
2,120	5.000%, 12/01/23 – NPFG Insured	12/15 at 100.00	A1	2,348,748
545	5.000%, 12/01/30 – NPFG Insured	12/15 at 100.00	A1	599,228
2,500	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 2004, 5.000%, 11/15/20 – AGM Insured	11/14 at 100.00	AA–	2,629,525
4,000	Bucks County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds, Pennsylvania Suburban Water Company, Series 2002, 5.550%, 9/01/32 – NPFG Insured (Alternative Minimum Tax)	11/12 at 100.00	AA–	4,007,040
	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond Trust 4015:
1,665	13.114%, 12/01/19 (IF) (5)	No Opt. Call	AA–	2,543,887
205	13.102%, 12/01/19 (IF) (5)	No Opt. Call	AA–	305,602
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 – AGM Insured	7/14 at 100.00	AA–	2,007,460
1,600	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39	12/19 at 100.00	A	1,806,128

Nuveen Investments	71

Nuveen Pennsylvania Premium Income Municipal Fund 2 (continued)
NPY	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Norristown Municipal Waste Authority, Pennsylvania, Sewer Revenue Bonds, Series 2003:
$1,140	5.125%, 11/15/22 – FGIC Insured	11/13 at 100.00	N/R	$1,163,450
2,535	5.125%, 11/15/23 – FGIC Insured	11/13 at 100.00	N/R	2,584,002
500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	BBB+	572,985
2,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%, 7/01/23 – AGM Insured	7/15 at 100.00	AA–	2,183,915
2,440	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A1	2,746,805
2,000	Unity Township Municipal Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%, 12/01/34 – AGM Insured	12/14 at 100.00	AA–	2,111,155
27,150	Total Water and Sewer			29,724,706
$329,040	Total Investments (cost $312,972,813) – 141.0%			341,879,696
	Floating Rate Obligations – (4.2)%			(10,115,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (41.2)% (6)			(100,000,000)
	Other Assets Less Liabilities – 4.4%			10,781,988
	Net Assets Applicable to Common Shares – 100%			$242,546,684

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transaction
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.3%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

72	Nuveen Investments

Nuveen Pennsylvania Dividend Advantage Municipal Fund
NXM	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.4% (1.7% of Total Investments)
$1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)	No Opt. Call	AA–	$1,280,469
	Education and Civic Organizations – 22.8% (16.3% of Total Investments)
100	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28	No Opt. Call	Baa3	117,347
235	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.750%, 2/15/26	2/16 at 100.00	Baa3	237,836
700	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005, 5.500%, 10/15/25	10/15 at 102.00	N/R	726,362
720	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2007A, 6.375%, 12/15/37	12/17 at 100.00	BBB–	756,410
300	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern University, Series 2006, 4.500%, 10/01/27 – RAAI Insured	10/16 at 100.00	N/R	295,821
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
295	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A+	322,984
145	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	158,067
160	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	163,357
200	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2010, 5.625%, 4/01/40	4/20 at 100.00	BBB+	220,202
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School, Series 2005, 5.000%, 8/15/27 – NPFG Insured	8/15 at 100.00	A1	1,090,490
75	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 – RAAI Insured	5/17 at 100.00	N/R	77,600
500	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Refunding Series 2012AN, 5.000%, 6/15/21	No Opt. Call	AA	626,430
900	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2008AH, 5.000%, 6/15/33	6/18 at 100.00	AA	1,039,050
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College Project, Series 2011R-1, 5.000%, 11/01/35	11/21 at 100.00	A–	541,605
220	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31	5/16 at 100.00	A–	230,426
540	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2007A, 5.000%, 5/01/37 – NPFG Insured	11/17 at 100.00	A	582,125
400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Gwynedd Mercy College, Series 2012-KK1, 5.375%, 5/01/42	5/22 at 100.00	BBB–	421,440
700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2006, 5.000%, 4/01/21 – NPFG Insured	4/16 at 100.00	Aa3	794,472
350	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2002, 5.500%, 1/01/16	1/13 at 100.00	A1	352,870
70	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2012, 5.000%, 3/01/42	9/22 at 100.00	A+	78,700
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012:
120	4.000%, 11/01/39	11/22 at 100.00	A3	121,972
215	5.000%, 11/01/42	11/22 at 100.00	A3	237,902
1,000	Pennsylvania State University, General Revenue Bonds, Series 2010, 5.000%, 3/01/35	3/20 at 100.00	AA	1,141,690
470	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36	1/13 at 102.00	N/R	339,819
110	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 6.000%, 8/01/35	8/20 at 100.00	BBB+	124,647

Nuveen Investments	73

Nuveen Pennsylvania Dividend Advantage Municipal Fund (continued)
NXM	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$230	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006, 6.250%, 5/01/33	5/16 at 100.00	BBB–	$239,276
750	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Northampton County Area Community College, Series 2011, 5.500%, 3/01/31	3/21 at 100.00	A1	874,373
150	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40	11/20 at 100.00	A	166,965
11,155	Total Education and Civic Organizations			12,080,238
	Health Care – 26.3% (18.8% of Total Investments)
550	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A, 5.125%, 4/01/35	4/15 at 100.00	Ba2	531,834
385	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16	No Opt. Call	N/R	391,322
700	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System, Inc., Series 2012, 5.000%, 5/15/27	5/21 at 100.00	AA–	795,445
765	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Series 2012A, 5.000%, 11/01/44	5/22 at 100.00	AA	846,954
445	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2011, 5.375%, 12/01/41	12/21 at 100.00	AA–	506,277
175	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A	189,173
200	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health Center Project, Series 2010A, 7.000%, 7/01/27	7/20 at 100.00	Ba2	220,908
80	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2007, 5.000%, 11/01/37 – CIFG Insured	11/17 at 100.00	Aa3	85,669
835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg Hospital Project, Series 2010, 5.375%, 7/01/42	7/20 at 100.00	A+	916,763
230	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006, 5.900%, 7/01/40	7/16 at 100.00	N/R	234,954
400	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Tender Option Bond 4234, 13.400%, 01/01/36 (IF)	1/22 at 100.00	AA–	526,608
600	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Series 2002, 5.900%, 11/15/28	11/12 at 101.00	BB+	606,564
650	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured	7/18 at 100.00	AA–	699,868
250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%, 11/01/24	11/14 at 100.00	A	258,903
1,025	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2007, 5.000%, 11/01/37 – AGC Insured	11/17 at 100.00	AA–	1,101,045
700	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	A–	779,030
	Monroe County Hospital Authority, Hospital Revenue Bonds, Pocono Medical Center, Series 2012A:
75	4.000%, 1/01/25	1/22 at 100.00	A	77,827
170	5.000%, 1/01/41	1/22 at 100.00	A	182,323
140	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.125%, 1/01/37	1/17 at 100.00	A	145,519
330	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31	6/22 at 100.00	A	374,454
165	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	190,125
310	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	AA–	346,199
400	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	BBB–	425,572

74	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,495	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	$1,638,818
230	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 3975, 13.391%, 7/01/19 (IF)	No Opt. Call	AA	308,575
25	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne Clinic, Series 1998, 5.625%, 7/01/24	1/13 at 100.00	N/R	25,005
240	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005, 5.000%, 12/01/25 (WI/DD, Settling 11/01/12) – RAAI Insured	12/15 at 100.00	BBB–	246,869
625	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.500%, 1/01/36	1/21 at 100.00	BBB+	746,606
420	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41	1/22 at 100.00	BBB+	482,698
12,615	Total Health Care			13,881,907
	Housing/Multifamily – 2.6% (1.9% of Total Investments)
150	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43	7/20 at 100.00	BBB–	169,949
350	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student Housing at Indiana University, Project Series 2012A, 5.000%, 7/01/32	7/22 at 100.00	BBB+	380,888
700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	714,126
100	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	101,402
1,300	Total Housing/Multifamily			1,366,365
	Housing/Single Family – 4.7% (3.3% of Total Investments)
240	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96B, 3.950%, 4/01/16	No Opt. Call	AA+	260,892
475	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-95A, 4.900%, 10/01/37 (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA+	484,847
110	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A, 4.950%, 10/01/26 (Alternative Minimum Tax) (UB)	4/15 at 100.00	AA+	113,527
315	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A, 4.850%, 10/01/31 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	326,584
400	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2011-112, 5.000%, 10/01/25	10/20 at 100.00	AA+	440,436
665	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds Trust 3950, 12.451%, 4/01/27 (IF)	4/21 at 100.00	AA+	841,278
2,205	Total Housing/Single Family			2,467,564
	Industrials – 0.6% (0.4% of Total Investments)
290	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, Amtrak Project, Series 2012A, 5.000%, 11/01/27 (Alternative Minimum Tax)	11/22 at 100.00	A1	326,125
	Long-Term Care – 15.3% (11.0% of Total Investments)
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community at Telford Center, Series 2007:
220	5.750%, 1/01/27	1/17 at 100.00	N/R	225,911
360	5.750%, 1/01/37	1/17 at 100.00	N/R	364,882
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.375%, 1/01/39	1/19 at 100.00	BBB+	1,116,440
220	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries, Series 2007, 5.000%, 1/01/36	1/17 at 100.00	BBB+	226,906
230	Delaware County Authority, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/21	6/17 at 100.00	BBB	241,997
200	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes Project, Series 2006, 5.000%, 11/01/36	11/16 at 100.00	A	208,640

Nuveen Investments	75

Nuveen Pennsylvania Dividend Advantage Municipal Fund (continued)
NXM	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$50	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc. , Series 2012, 5.000%, 4/01/33 (WI/DD, Settling 11/01/12)	4/22 at 100.00	BB+	$50,334
185	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 6.375%, 7/01/30	7/17 at 100.00	N/R	199,545
785	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R	797,309
190	Montgomery Count Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, ACTS Retirement-Life Communities, Inc. , Series 2012, 5.000%, 11/15/26	5/22 at 100.00	A–	210,262
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A:
855	5.250%, 6/01/14	11/12 at 100.00	BB	856,094
50	5.125%, 6/01/18	11/12 at 100.00	BB	50,023
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Corporation for the Aging Project, Series 2001B:
670	5.250%, 7/01/23 – AMBAC Insured	7/13 at 100.00	Baa1	674,241
2,875	5.250%, 7/01/31 – AMBAC Insured	1/13 at 100.50	Baa1	2,891,588
7,890	Total Long-Term Care			8,114,172
	Materials – 2.5% (1.8% of Total Investments)
350	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States Steel Corporation, Series 2005, 5.500%, 11/01/16	No Opt. Call	BB	367,647
210	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB	225,299
750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	5/13 at 100.00	N/R	738,810
1,310	Total Materials			1,331,756
	Tax Obligation/General – 23.2% (16.5% of Total Investments)
500	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	A+	573,165
1,965	Gateway School District, Allegheny County, Pennsylvania, General Obligation Bonds, Refunding Series 2012, 4.000%, 10/15/32	10/22 at 100.00	A1	2,071,482
500	Heidelberg, Lebanon County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2011, 5.125%, 12/01/46	12/16 at 100.00	A	528,760
1,000	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2008B, 5.000%, 12/15/27 – AGM Insured	6/18 at 100.00	AA–	1,048,110
375	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – FGIC Insured	No Opt. Call	AA	457,451
840	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement Series 2005, 5.000%, 7/15/35 – AGM Insured	7/15 at 100.00	AA–	892,441
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding Bonds, Series 2002A, 5.500%, 9/01/14 – AGM Insured	No Opt. Call	AA–	3,252,146
480	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A1	559,786
370	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2012, 3.000%, 2/15/34	2/18 at 100.00	Aa2	361,427
505	Radnor Township, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/37	11/22 at 100.00	Aa1	532,477
2,220	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B, 0.000%, 1/15/32 – FGIC Insured	No Opt. Call	A	1,028,038
160	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	9/13 at 100.00	BBB	149,754
125	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	122,141
600	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 – NPFG Insured	12/15 at 100.00	AA	667,164
12,640	Total Tax Obligation/General			12,244,342

76	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 12.2% (8.7% of Total Investments)
$1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	7/15 at 101.00	N/R	$1,033,320
225	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/35	5/22 at 100.00	Baa2	240,802
450	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series 2005, 5.000%, 1/15/36 – FGIC Insured	1/15 at 100.00	Aa2	480,735
425	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2003A, 5.000%, 12/01/32 – NPFG Insured	12/18 at 100.00	AA	472,808
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%, 7/15/18 – AGM Insured	No Opt. Call	AA–	1,219,280
1,000	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%, 11/15/17 – AGM Insured	11/13 at 100.00	AA–	1,048,840
610	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/26 – AGC Insured	8/22 at 100.00	AA–	710,315
750	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa1	803,595
630	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/32 – FGIC Insured	No Opt. Call	BBB+	191,747
240	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2006A, 5.450%, 7/01/35	7/17 at 100.00	N/R	246,638
6,330	Total Tax Obligation/Limited			6,448,080
	Transportation – 8.6% (6.1% of Total Investments)
680	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	761,736
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A:
880	0.000%, 12/01/34	12/20 at 100.00	AA	855,114
250	5.000%, 12/01/38	12/19 at 100.00	AA	278,060
680	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2012A, 5.000%, 12/01/31	12/21 at 100.00	AA	789,466
420	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	Aa3	475,856
150	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series 2010B-1, 5.000%, 12/01/37	12/19 at 100.00	A–	162,974
1,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	1,069,140
140	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Subordinate Lien Series 2003D, 5.375%, 1/01/18	1/13 at 100.00	Ba1	140,318
4,200	Total Transportation			4,532,664
	U.S. Guaranteed – 6.4% (4.6% of Total Investments) (4)
1,000	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds, Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25 (Pre-refunded 1/01/13)	1/13 at 101.00	N/R (4)	1,021,390
130	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds, Series 2003, 5.250%, 7/01/17 (Pre-refunded 7/01/13)	7/13 at 100.00	A2 (4)	134,286
800	Hazleton Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series 2004, 5.125%, 3/01/28 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	Aa3 (4)	870,376
300	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18 (Pre-refunded 10/01/16)	10/16 at 100.00	Aa1 (4)	352,743
255	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne Charter High School, Series 2006A, 5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (4)	300,201
350	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998, 5.250%, 8/01/18 (Pre-refunded 8/01/13) – AGM Insured	8/13 at 100.00	AA– (4)	363,108
120	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	BBB (4)	148,496
170	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)	11/14 at 100.00	A+ (4)	186,954
3,125	Total U.S. Guaranteed			3,377,554

Nuveen Investments	77

Nuveen Pennsylvania Dividend Advantage Municipal Fund (continued)
NXM	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities – 5.6% (4.0% of Total Investments)
$500	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured	No Opt. Call	BBB+	$515,315
1,125	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory put 4/02/18)	No Opt. Call	BBB–	1,128,431
140	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 – AGM Insured	9/14 at 100.00	AA–	147,767
1,105	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 – AMBAC Insured	10/17 at 100.00	BBB+	1,151,587
2,870	Total Utilities			2,943,100
	Water and Sewer – 6.9% (4.9% of Total Investments)
500	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 2004, 5.000%, 11/15/20 – AGM Insured	11/14 at 100.00	AA–	525,905
375	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond Trust 4015, 13.102%, 12/01/19 (IF) (5)	No Opt. Call	AA–	559,028
600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 – AGM Insured	7/14 at 100.00	AA–	602,238
400	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39	12/19 at 100.00	A	451,532
100	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	BBB+	114,597
500	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2009A, 5.000%, 10/01/39	10/19 at 100.00	AA–	558,555
750	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A1	844,306
3,225	Total Water and Sewer			3,656,161
$70,155	Total Investments (cost $68,396,927) – 140.1%			74,050,497
	Floating Rate Obligations – (1.0)%			(530,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (43.9)% (6)			(23,190,000)
	Other Assets Less Liabilities – 4.8%			2,543,641
	Net Assets Applicable to Common Shares – 100%			$52,874,138

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.3%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

78	Nuveen Investments

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2
NVY	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 25.5% (17.6% of Total Investments)
$1,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28	No Opt. Call	Baa3	$1,173,470
100	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2012A, 5.000%, 3/01/24	3/22 at 100.00	AA–	123,202
800	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005, 5.500%, 10/15/25	10/15 at 102.00	N/R	830,128
720	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2007A, 6.375%, 12/15/37	12/17 at 100.00	BBB–	756,410
450	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern University, Series 2006, 4.500%, 10/01/27 – RAAI Insured	10/16 at 100.00	N/R	443,732
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
340	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A+	372,252
165	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	179,870
180	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	183,776
1,265	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 5.000%, 5/01/32	5/22 at 100.00	A	1,407,717
200	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2010, 5.625%, 4/01/40	4/20 at 100.00	BBB+	220,202
80	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 – RAAI Insured	5/17 at 100.00	N/R	82,774
1,050	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2008AH, 5.000%, 6/15/33	6/18 at 100.00	AA	1,212,225
285	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31	5/16 at 100.00	A–	298,506
610	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2007A, 5.000%, 5/01/37 – NPFG Insured	11/17 at 100.00	A	657,586
600	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Gwynedd Mercy College, Series 2012-KK1, 5.375%, 5/01/42	5/22 at 100.00	BBB–	632,160
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2006, 5.000%, 4/01/21 – NPFG Insured	4/16 at 100.00	Aa3	907,968
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2012, 5.000%, 4/01/42	4/22 at 100.00	Aa3	2,261,979
90	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2012, 5.000%, 3/01/42	9/22 at 100.00	A+	101,185
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012:
140	4.000%, 11/01/39	11/22 at 100.00	A3	142,300
265	5.000%, 11/01/42	11/22 at 100.00	A3	293,228
530	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36	1/13 at 102.00	N/R	383,201
120	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 6.000%, 8/01/35	8/20 at 100.00	BBB+	135,978
270	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006, 6.250%, 5/01/33	5/16 at 100.00	BBB–	280,889
600	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Northampton County Area Community College, Series 2011, 5.500%, 3/01/31	3/21 at 100.00	A1	699,498
1,000	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds, Bucknell University, Series 2002A, 5.250%, 4/01/20	4/13 at 100.00	Aa2	1,020,950
50	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40	11/20 at 100.00	A	55,655
13,710	Total Education and Civic Organizations			14,856,841

Nuveen Investments	79

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (continued)
NVY	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care – 23.6% (16.3% of Total Investments)
$625	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A, 5.125%, 4/01/35	4/15 at 100.00	Ba2	$604,356
435	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16	No Opt. Call	N/R	442,143
650	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System, Inc., Series 2012, 5.000%, 5/15/26	5/21 at 100.00	AA–	743,126
835	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Series 2012A, 5.000%, 11/01/44	5/22 at 100.00	AA	924,454
595	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2011, 5.375%, 12/01/41	12/21 at 100.00	AA–	676,932
200	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A	216,198
300	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health Center Project, Series 2010A, 7.000%, 7/01/27	7/20 at 100.00	Ba2	331,362
95	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2007, 5.000%, 11/01/37 – CIFG Insured	11/17 at 100.00	Aa3	101,732
835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg Hospital Project, Series 2010, 5.375%, 7/01/42	7/20 at 100.00	A+	916,763
270	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006, 5.900%, 7/01/40	7/16 at 100.00	N/R	275,816
475	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Tender Option Bond 4234, 13.400%, 01/01/36 (IF)	1/22 at 100.00	AA–	625,347
600	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Series 2002, 5.900%, 11/15/28	11/12 at 101.00	BB+	606,564
740	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured	7/18 at 100.00	AA–	796,773
1,155	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2007, 5.000%, 11/01/37 – AGC Insured	11/17 at 100.00	AA–	1,240,689
145	Monroe County Hospital Authority, Hospital Revenue Bonds, Pocono Medical Center, Series 2012A, 5.000%, 1/01/41	1/22 at 100.00	A	155,511
160	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.125%, 1/01/37	1/17 at 100.00	A	166,307
350	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31	6/22 at 100.00	A	397,149
175	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	201,647
925	Montgomery County Industrial Development Authority, Pennsylvania, Health Facilities Revenue Bonds, Jefferson Health System, Series 2012A, 5.000%, 10/01/41	4/22 at 100.00	AA	1,024,900
620	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	AA–	692,397
450	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	BBB–	478,769
300	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	328,860
350	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 3975, 13.391%, 7/01/19 (IF)	No Opt. Call	AA	469,571
260	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005, 5.000%, 12/01/25 (WI/DD, Settling 11/01/12) – RAAI Insured	12/15 at 100.00	BBB–	267,441
	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2011:
100	6.250%, 1/01/31	1/21 at 100.00	BBB+	118,873
335	6.500%, 1/01/36	1/21 at 100.00	BBB+	400,181

80	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B:
$220	5.625%, 1/01/32	1/22 at 100.00	BBB+	$248,186
250	5.750%, 1/01/41	1/22 at 100.00	BBB+	287,320
12,450	Total Health Care			13,739,367
	Housing/Multifamily – 2.0% (1.4% of Total Investments)
200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43	7/20 at 100.00	BBB–	226,598
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	816,144
120	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	121,682
1,120	Total Housing/Multifamily			1,164,424
	Housing/Single Family – 5.8% (4.0% of Total Investments)
245	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A, 4.900%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	250,079
60	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A, 4.950%, 10/01/26 (Alternative Minimum Tax)	4/15 at 100.00	AA+	61,924
225	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-95A, 4.900%, 10/01/37 (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA+	229,665
70	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A, 4.950%, 10/01/26 (Alternative Minimum Tax) (UB)	4/15 at 100.00	AA+	72,245
1,100	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A, 4.600%, 10/01/27 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	1,141,250
345	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A, 4.850%, 10/01/31 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	357,687
400	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2011-112, 5.000%, 10/01/25	10/20 at 100.00	AA+	440,436
665	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds Trust 3950, 12.451%, 4/01/27 (IF)	4/21 at 100.00	AA+	841,278
3,110	Total Housing/Single Family			3,394,564
	Industrials – 0.5% (0.3% of Total Investments)
255	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, Amtrak Project, Series 2012A, 5.000%, 11/01/27 (Alternative Minimum Tax)	11/22 at 100.00	A1	286,765
	Long-Term Care – 9.6% (6.6% of Total Investments)
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community at Telford Center, Series 2007:
250	5.750%, 1/01/27	1/17 at 100.00	N/R	256,718
400	5.750%, 1/01/37	1/17 at 100.00	N/R	405,424
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.375%, 1/01/39	1/19 at 100.00	BBB+	1,116,440
300	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries, Series 2007, 5.000%, 1/01/36	1/17 at 100.00	BBB+	309,417
300	Delaware County Authority, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/21	6/17 at 100.00	BBB	315,648
205	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes Project, Series 2006, 5.000%, 11/01/36	11/16 at 100.00	A	213,856
50	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc. , Series 2012, 5.000%, 4/01/33 (WI/DD, Settling 11/01/12)	4/22 at 100.00	BB+	50,334
185	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 6.375%, 7/01/30	7/17 at 100.00	N/R	199,545
785	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R	797,309

Nuveen Investments	81

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (continued)
NVY	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$200	Montgomery Count Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, ACTS Retirement-Life Communities, Inc. , Series 2012, 5.000%, 11/15/26	5/22 at 100.00	A–	$221,328
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A:
870	5.250%, 6/01/14	11/12 at 100.00	BB	871,114
50	5.125%, 6/01/18	11/12 at 100.00	BB	50,023
750	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/23 – AMBAC Insured	7/13 at 100.00	Baa1	754,748
5,345	Total Long-Term Care			5,561,904
	Materials – 2.5% (1.7% of Total Investments)
400	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States Steel Corporation, Series 2005, 5.500%, 11/01/16	No Opt. Call	BB	420,168
280	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB	300,398
750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	5/13 at 100.00	N/R	738,810
1,430	Total Materials			1,459,376
	Tax Obligation/General – 23.2% (16.1% of Total Investments)
1,135	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/37	12/22 at 100.00	A+	1,265,797
4,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2002, 5.750%, 7/01/17 (UB)	No Opt. Call	A+	4,660,160
1,375	Heidelberg, Lebanon County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2011, 5.125%, 12/01/46	12/16 at 100.00	A	1,454,090
1,000	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2008B, 5.000%, 12/15/27 – AGM Insured	6/18 at 100.00	AA–	1,048,110
375	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – FGIC Insured	No Opt. Call	AA	457,451
725	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A2	887,741
950	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement Series 2005, 5.000%, 7/15/35 – AGM Insured	7/15 at 100.00	AA–	1,009,309
225	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – AGM Insured	No Opt. Call	AA–	259,110
360	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2012, 3.000%, 2/15/34	2/18 at 100.00	Aa2	351,659
2,510	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B, 0.000%, 1/15/32 – FGIC Insured	No Opt. Call	A	1,162,331
180	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	9/13 at 100.00	BBB	168,473
135	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	131,913
600	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 – NPFG Insured	12/15 at 100.00	AA	667,164
13,570	Total Tax Obligation/General			13,523,308
	Tax Obligation/Limited – 19.0% (13.1% of Total Investments)
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	7/15 at 101.00	N/R	1,033,320
250	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/35	5/22 at 100.00	Baa2	267,558
1,500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured	10/19 at 100.00	AA–	1,684,274
4,000	Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue Refunding Bonds, Series 2001J, 5.000%, 9/01/22 – NPFG Insured	3/13 at 100.00	Baa2	3,822,999
610	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2003A, 5.000%, 12/01/32 – NPFG Insured	12/18 at 100.00	AA	678,619

82	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,200	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%, 7/15/18 – AGM Insured	No Opt. Call	AA–	$1,463,136
660	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/26 – AGC Insured	8/22 at 100.00	AA–	768,537
800	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa1	857,168
710	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/32 – FGIC Insured	No Opt. Call	BBB+	216,096
240	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2006A, 5.450%, 7/01/35	7/17 at 100.00	N/R	246,638
10,970	Total Tax Obligation/Limited			11,038,345
	Transportation – 10.4% (7.2% of Total Investments)
720	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	806,544
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A:
875	0.000%, 12/01/34	12/20 at 100.00	AA	850,255
250	5.000%, 12/01/38	12/19 at 100.00	AA	278,060
1,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue, Series 2011B, 5.000%, 12/01/41	12/21 at 100.00	AA	1,129,530
670	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	Aa3	759,103
150	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series 2010B-1, 5.000%, 12/01/37	12/19 at 100.00	A–	162,974
1,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	1,069,140
1,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2003A, 5.000%, 1/01/28 – AMBAC Insured (Alternative Minimum Tax)	1/13 at 100.00	Baa3	970,950
5,665	Total Transportation			6,026,556
	U.S. Guaranteed – 6.1% (4.2% of Total Investments) (4)
1,000	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds, Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25 (Pre-refunded 1/01/13)	1/13 at 101.00	N/R (4)	1,021,390
130	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds, Series 2003, 5.250%, 7/01/17 (Pre-refunded 7/01/13)	7/13 at 100.00	A2 (4)	134,286
315	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne Charter High School, Series 2006A, 5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (4)	370,837
1,650	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998, 5.250%, 8/01/20 (Pre-refunded 8/01/13) – AGM Insured	8/13 at 100.00	AA– (4)	1,711,792
45	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	BBB (4)	55,686
225	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)	11/14 at 100.00	A+ (4)	247,439
3,365	Total U.S. Guaranteed			3,541,430
	Utilities – 4.0% (2.8% of Total Investments)
900	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory put 4/02/18)	No Opt. Call	BBB–	902,745
145	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 – AGM Insured	9/14 at 100.00	AA–	153,045
1,240	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 – AMBAC Insured	10/17 at 100.00	BBB+	1,292,278
2,285	Total Utilities			2,348,068

Nuveen Investments	83

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (continued)
NVY	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 12.6% (8.7% of Total Investments)
$4,500	Bucks County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds, Pennsylvania Suburban Water Company, Series 2002, 5.550%, 9/01/32 – NPFG Insured (Alternative Minimum Tax)	11/12 at 100.00	AA–	$4,507,919
245	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond Trust 4015, 13.102%, 12/01/19 (IF) (5)	No Opt. Call	AA–	365,231
600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 – AGM Insured	7/14 at 100.00	AA–	602,238
400	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39	12/19 at 100.00	A	451,532
500	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2009A, 5.000%, 10/01/39	10/19 at 100.00	AA–	558,555
750	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A1	844,305
6,995	Total Water and Sewer			7,329,780
$80,270	Total Investments (cost $78,824,481) – 144.8%			84,270,728
	Floating Rate Obligations – (6.9)%			(4,035,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (42.2)% (6)			(24,550,000)
	Other Assets Less Liabilities – 4.3%			2,509,671
	Net Assets Applicable to Common Shares – 100%			$58,195,399

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.1%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

84	Nuveen Investments

Nuveen Pennsylvania Municipal Value Fund
NPN	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.8% (3.8% of Total Investments)
$650	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	$771,466
	Education and Civic Organizations – 10.5% (10.8% of Total Investments)
675	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.000%, 10/01/30	10/18 at 100.00	BBB	745,477
500	Lehigh County General Purpose Authority, Pennsylvania, College Revenue Bonds, Muhlenberg College Project, Series 2009, 5.250%, 2/01/39	2/19 at 100.00	A+	553,295
500	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2006, 5.000%, 4/01/36 – RAAI Insured	4/16 at 100.00	BBB+	512,270
20	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2012, 5.000%, 3/01/42	9/22 at 100.00	A+	22,486
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012:
35	4.000%, 11/01/39	11/22 at 100.00	A3	35,575
60	5.000%, 11/01/42	11/22 at 100.00	A3	66,391
50	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2003, 5.400%, 7/15/36	7/13 at 100.00	A–	51,336
50	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 6.000%, 8/01/35	8/20 at 100.00	BBB+	56,658
100	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40	11/20 at 100.00	A	111,310
1,990	Total Education and Civic Organizations			2,154,798
	Health Care – 22.1% (22.7% of Total Investments)
650	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical Center Revenue Bonds, Series 2009A, 5.500%, 8/15/34	8/19 at 100.00	Aa3	736,093
25	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A	27,025
600	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2009A, 5.250%, 6/01/39	6/19 at 100.00	AA	669,648
100	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	110,043
100	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	A–	111,290
500	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	10/19 at 100.00	BBB+	589,500
100	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	BBB–	106,393
1,200	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005, 5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	1,224,873
730	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2009D, 6.250%, 11/15/34	5/19 at 100.00	A+	847,567
100	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41	1/22 at 100.00	BBB+	114,928
4,105	Total Health Care			4,537,360
	Housing/Multifamily – 4.5% (4.6% of Total Investments)
50	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43	7/20 at 100.00	BBB–	56,650
800	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Eva P. Mithcell Residence Project, Series 2009, 5.100%, 10/20/44	10/19 at 100.00	Aaa	865,687
850	Total Housing/Multifamily			922,337

Nuveen Investments	85

Nuveen Pennsylvania Municipal Value Fund (continued)
NPN	Portfolio of Investments
October 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 4.2% (4.3% of Total Investments)
$800	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2009-105-C, 5.000%, 10/01/39	4/19 at 100.00	AA+	$858,896
	Long-Term Care – 4.3% (4.4% of Total Investments)
750	Montgomery County Industrial Development Authority, Pennsylvania, Retirement Communities Revenue Bonds, ACTS Retirement - Life Communities, Inc. Obligated Group, Series 2009A-1. 6.250%, 11/15/29	11/19 at 100.00	A–	877,987
	Tax Obligation/General – 8.0% (8.2% of Total Investments)
700	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 5.100%, 8/01/33	8/19 at 100.00	Aa2	848,022
	Deer Lakes School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011A:
100	3.000%, 10/01/13 – AGM Insured	No Opt. Call	Aa3	102,221
150	3.000%, 10/01/14 – AGM Insured	No Opt. Call	Aa3	156,372
80	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011C, 3.000%, 9/01/13	No Opt. Call	AA	81,845
290	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A1	338,204
100	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2012, 3.000%, 2/15/34	2/18 at 100.00	Aa2	97,683
25	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	24,428
1,445	Total Tax Obligation/General			1,648,775
	Tax Obligation/Limited – 19.2% (19.7% of Total Investments)
25	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/35	5/22 at 100.00	Baa2	26,756
240	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	270,773
550	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	618,035
1,075	Harrisburg Parking Authority, Dauphin County, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2007R, 4.250%, 5/15/21 – SYNCORA GTY Insured	11/16 at 100.00	N/R	949,708
750	Philadelphia Municipal Authority, Philadelphia, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.500%, 4/01/34	4/19 at 100.00	A2	873,367
750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	830,670
350	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 3.000%, 6/01/15	No Opt. Call	A+	368,172
3,740	Total Tax Obligation/Limited			3,937,481
	Transportation – 6.0% (6.1% of Total Investments)
240	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	268,848
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A:
580	0.000%, 12/01/34	12/20 at 100.00	AA	563,598
100	5.000%, 12/01/38	12/19 at 100.00	AA	111,224
50	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series 2010B-1, 5.000%, 12/01/37	12/19 at 100.00	A–	54,325
30	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2003A, 5.000%, 1/01/28 – AMBAC Insured (Alternative Minimum Tax)	1/13 at 100.00	Baa3	29,129
200	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2003B, 5.000%, 1/01/33 – AMBAC Insured	1/13 at 100.00	Baa3	200,018
1,200	Total Transportation			1,227,142

86	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 2.1% (2.2% of Total Investments) (4)
$5	Allegheny County Hospital Development Authority, Pennsylvania, Hospital Revenue Bonds, Allegheny Valley Hospital - Sublessee, Series 1982Q, 7.000%, 8/01/15 (ETM)	No Opt. Call	AA+ (4)	$5,674
200	Hazleton Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series 2004, 5.125%, 3/01/28 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	Aa3 (4)	217,594
200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/32 (Pre-refunded 2/18/14)	2/14 at 100.00	A+ (4)	216,212
405	Total U.S. Guaranteed			439,480
	Utilities – 0.9% (0.9% of Total Investments)
180	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.100%, 7/01/13 (Mandatory put 1/01/13)	No Opt. Call	Ba1	180,734
	Water and Sewer – 12.0% (12.3% of Total Investments)
175	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond Trust 4015, 13.102%, 12/01/19 (IF) (5)	No Opt. Call	AA–	260,880
750	Chester County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Aqua Pennsylvania Inc. Project, Series 2007A, 5.000%, 2/01/40 – FGIC Insured (Alternative Minimum Tax)	2/17 at 100.00	AA–	792,360
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2009A:
750	5.250%, 1/01/32	1/19 at 100.00	A1	845,903
500	5.250%, 1/01/36	1/19 at 100.00	A1	557,375
2,175	Total Water and Sewer			2,456,518
$18,290	Total Investments (cost $17,374,865) – 97.6%			20,012,974
	Other Assets Less Liabilities – 2.4%			497,327
	Net Assets Applicable to Common Shares – 100%			$20,510,301

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

Nuveen Investments	87

Statement of
Assets & Liabilities
October 31, 2012 (Unaudited)

	New Jersey Investment Quality (NQJ	)	New Jersey Premium Income (NNJ	)	New Jersey Dividend Advantage (NXJ	)	New Jersey Dividend Advantage 2 (NUJ	)	New Jersey Municipal Value (NJV	)
Assets
Investments, at value (cost $426,817,472, $260,494,351, $135,397,704, $96,848,290 and $23,463,155, respectively)	$458,423,696		$283,145,167		$148,660,517		$103,767,661		$27,332,612
Cash	2,146,627		437,858		301,517		509,081		571,320
Receivables:
Interest	6,875,374		4,061,229		2,011,776		1,595,828		379,287
Investments sold	1,020,683		—		—		1,037,667		—
Deferred offering costs	774,430		534,367		437,819		510,690		—
Other assets	152,582		96,192		3,523		3,369		570
Total assets	469,393,392		288,274,813		151,415,152		107,424,296		28,283,789
Liabilities
Floating rate obligations	—		—		—		—		1,500,000
Cash overdraft	—		—		—		—		—
Payables:
Common share dividends	1,262,607		759,772		411,775		293,003		78,989
Interest	—		—		85,979		58,413		—
Investments purchased	701,944		1,838,928		—		919,464		—
Offering costs	—		—		74,924		66,748		—
MuniFund Term Preferred (MTP) Shares,at liquidation value	—		—		44,861,000		35,050,000		—
Variable Rate Demand Preferred (VRDP) Shares,at liquidation value	144,300,000		88,600,000		—		—		—
Accrued expenses:
Management fees	242,354		149,578		80,409		56,320		13,586
Directors/Trustees fees	55,044		33,075		1,109		779		196
Other	117,803		81,184		62,051		54,630		18,288
Total liabilities	146,679,752		91,462,537		45,577,247		36,499,357		1,611,059
Net assets applicable to Common shares	$322,713,640		$196,812,276		$105,837,905		$70,924,939		$26,672,730
Common shares outstanding	20,475,963		12,065,299		6,569,912		4,525,735		1,562,489
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$15.76		$16.31		$16.11		$15.67		$17.07
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$204,760		$120,653		$65,699		$45,257		$15,625
Paid-in surplus	289,030,021		172,305,973		92,998,986		63,953,208		22,314,216
Undistributed (Over-distribution of) net investment income	3,588,312		2,599,320		380,781		382,397		65,193
Accumulated net realized gain (loss)	(1,715,677)		(864,486)		(870,374)		(375,294)		408,239
Net unrealized appreciation (depreciation)	31,606,224		22,650,816		13,262,813		6,919,371		3,869,457
Net assets applicable to Common shares	$322,713,640		$196,812,276		$105,837,905		$70,924,939		$26,672,730
Authorized shares:
Common	200,000,000		200,000,000		Unlimited		Unlimited		Unlimited
Preferred	1,000,000		1,000,000		Unlimited		Unlimited		N/A
N/A – Fund is not authorized to issue Preferred shares.

See accompanying notes to financial statements.

88	Nuveen Investments

	Pennsylvania Investment Quality (NQP	)	Pennsylvania Premium Income 2 (NPY	)	Pennsylvania Dividend Advantage (NXM	)	Pennsylvania Dividend Advantage 2 (NVY	)	Pennsylvania Municipal Value (NPN	)
Assets
Investments, at value (cost $342,604,525, $312,972,813, $68,396,927, $78,824,481 and $17,374,865, respectively)	$374,252,833		$341,879,696		$74,050,497		$84,270,728		$20,012,974
Cash	1,424,394		392,639		677,545		—		301,918
Receivables:
Interest	5,568,607		5,109,590		1,085,004		1,144,323		271,190
Investments sold	22,510,578		6,095,355		1,114,642		1,767,367		10,000
Deferred offering costs	646,631		594,057		403,452		420,722		—
Other assets	122,098		110,871		3,273		3,261		499
Total assets	404,525,141		354,182,208		77,334,413		87,606,401		20,596,581
Liabilities
Floating rate obligations	25,810,000		10,115,000		530,000		4,035,000		—
Cash overdraft	—		—		—		9,240		—
Payables:
Common share dividends	1,097,299		991,600		211,273		269,820		58,794
Interest	—		—		40,582		43,983		—
Investments purchased	2,685,139		210,802		302,079		323,070		—
Offering costs	—		—		101,217		86,623		—
MuniFund Term Preferred (MTP) Shares, at liquidation value	—		—		23,190,000		24,550,000		—
Variable Rate Demand Preferred (VRDP) Shares, at liquidation value	112,500,000		100,000,000		—		—		—
Accrued expenses:
Management fees	195,624		180,156		40,597		45,817		10,052
Directors/Trustees fees	44,281		40,829		560		610		151
Other	102,223		97,137		43,967		46,839		17,283
Total liabilities	142,434,566		111,635,524		24,460,275		29,411,002		86,280
Net assets applicable to Common shares	$262,090,575		$242,546,684		$52,874,138		$58,195,399		$20,510,301
Common shares outstanding	16,103,410		15,595,551		3,321,984		3,726,116		1,219,352
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$16.28		$15.55		$15.92		$15.62		$16.82
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$161,034		$155,956		$33,220		$37,261		$12,194
Paid-in surplus	228,240,819		213,674,089		46,983,897		52,626,149		17,430,475
Undistributed (Over-distribution of) net investment income	2,573,091		3,199,986		212,460		325,829		61,949
Accumulated net realized gain (loss)	(532,677)		(3,390,230)		(9,009)		(240,087)		367,574
Net unrealized appreciation (depreciation)	31,648,308		28,906,883		5,653,570		5,446,247		2,638,109
Net assets applicable to Common shares	$262,090,575		$242,546,684		$52,874,138		$58,195,399		$20,510,301
Authorized shares:
Common	Unlimited		Unlimited		Unlimited		Unlimited		Unlimited
Preferred	Unlimited		Unlimited		Unlimited		Unlimited		N/A
N/A – Fund is not authorized to issue Preferred shares.

See accompanying notes to financial statements.

Nuveen Investments	89

Statement of
Operations
Six Months Ended October 31, 2012 (Unaudited)

	New Jersey Investment Quality (NQJ	)	New Jersey Premium Income (NNJ	)	New Jersey Dividend Advantage (NXJ	)	New Jersey Dividend Advantage 2 (NUJ	)	New Jersey Municipal Value (NJV	)
Investment Income	$10,685,131		$6,568,767		$3,351,612		$2,439,123		$634,013
Expenses
Management fees	1,431,295		883,568		474,407		332,841		80,233
Shareholder servicing agent fees and expenses	11,984		7,445		8,715		8,775		95
Interest expense and amortization of offering costs	231,116		143,843		666,006		432,355		5,971
Liquidity fees	563,383		345,917		—		—		—
Remarketing fees	73,753		45,284		—		—		—
Custodian’s fees and expenses	37,297		24,461		15,046		11,168		4,369
Directors/Trustees fees and expenses	6,908		4,222		2,209		1,556		379
Professional fees	29,336		22,421		15,114		13,308		8,725
Shareholder reporting expenses	47,495		31,134		29,998		24,745		5,813
Stock exchange listing fees	4,250		4,250		7,969		7,835		101
Investor relations expense	19,847		12,444		7,198		5,520		1,574
Other expenses	29,311		28,703		13,954		11,959		2,438
Total expenses before custodian fee credit	2,485,975		1,553,692		1,240,616		850,062		109,698
Custodian fee credit	(1,123)		(686)		(1,047)		(1,368)		(336)
Net expenses	2,484,852		1,553,006		1,239,569		848,694		109,362
Net investment income (loss)	8,200,279		5,015,761		2,112,043		1,590,429		524,651
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	648,086		280,106		94,401		292,705		71,735
Change in net unrealized appreciation (depreciation) of investments	9,093,331		5,391,112		5,661,786		1,998,313		637,745
Net realized and unrealized gain (loss)	9,741,417		5,671,218		5,756,187		2,291,018		709,480
Net increase (decrease) in net assets applicable to Common shares from operations	$17,941,696		$10,686,979		$7,868,230		$3,881,447		$1,234,131

See accompanying notes to financial statements.

90	Nuveen Investments

	Pennsylvania Investment Quality (NQP	)	Pennsylvania Premium Income 2 (NPY	)	Pennsylvania Dividend Advantage (NXM	)	Pennsylvania Dividend Advantage 2 (NVY	)	Pennsylvania Municipal Value (NPN	)
Investment Income	$9,032,077		$8,338,471		$1,776,463		$2,114,495		$506,926
Expenses
Management fees	1,154,816		1,066,073		239,945		271,042		59,293
Shareholder servicing agent fees and expenses	12,525		10,515		8,780		8,720		71
Interest expense and amortization of offering costs	243,277		205,081		312,242		348,658		—
Liquidity fees	439,228		390,423		—		—		—
Remarketing fees	57,500		51,111		—		—		—
Custodian’s fees and expenses	30,699		28,806		9,850		9,940		3,539
Directors/Trustees fees and expenses	5,547		5,085		1,119		1,219		292
Professional fees	25,899		24,540		12,578		12,743		8,598
Shareholder reporting expenses	42,826		41,584		17,585		19,609		5,528
Stock exchange listing fees	4,250		4,250		7,792		7,783		79
Investor relations expense	17,228		15,799		4,157		4,593		1,365
Other expenses	26,545		25,873		13,080		11,210		2,174
Total expenses before custodian fee credit	2,060,340		1,869,140		627,128		695,517		80,939
Custodian fee credit	(4,607)		(1,709)		(1,167)		(554)		(199)
Net expenses	2,055,733		1,867,431		625,961		694,963		80,740
Net investment income (loss)	6,976,344		6,471,040		1,150,502		1,419,532		426,186
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	435,431		697,717		129,856		147,572		23,294
Change in net unrealized appreciation (depreciation) of investments	8,014,133		5,889,362		1,647,652		1,715,272		500,306
Net realized and unrealized gain (loss)	8,449,564		6,587,079		1,777,508		1,862,844		523,600
Net increase (decrease) in net assets applicable to Common shares from operations	$15,425,908		$13,058,119		$2,928,010		$3,282,376		$949,786

See accompanying notes to financial statements.

Nuveen Investments	91

Statement of
Changes in Net Assets (Unaudited)

	New Jersey Investment Quality (NQJ)		New Jersey Premium Income (NNJ)
	Six Months Ended 10/31/12	Year Ended 4/30/12	Six Months Ended 10/31/12	Year Ended 4/30/12
Operations
Net investment income (loss)	$8,200,279	$17,008,773	$5,015,761	$10,267,598
Net realized gain (loss) from investments	648,086	(865,021)	280,106	(308,644)
Change in net unrealized appreciation (depreciation) of investments	9,093,331	34,150,935	5,391,112	20,146,359
Net increase (decrease) in net assets applicable to Common shares from operations	17,941,696	50,294,687	10,686,979	30,105,313
Distributions to Common Shareholders
From net investment income	(8,656,119)	(17,181,129)	(5,243,467)	(10,280,951)
From accumulated net realized gains	—	—	—	(126,384)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(8,656,119)	(17,181,129)	(5,243,467)	(10,407,335)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	346,517	—	368,701	89,789
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	346,517	—	368,701	89,789
Net increase (decrease) in net assets applicable to Common shares	9,632,094	33,113,558	5,812,213	19,787,767
Net assets applicable to Common shares at the beginning of period	313,081,546	279,967,988	191,000,063	171,212,296
Net assets applicable to Common shares at the end of period	$322,713,640	$313,081,546	$196,812,276	$191,000,063
Undistributed (Over-distribution of) net investment income at the end of period	$3,588,312	$4,044,152	$2,599,320	$2,827,026

See accompanying notes to financial statements.

92	Nuveen Investments

	New Jersey Dividend Advantage (NXJ)		New Jersey Dividend Advantage 2 (NUJ)		New Jersey Municipal Value (NJV)
	Six Months Ended 10/31/12	Year Ended 4/30/12	Six Months Ended 10/31/12	Year Ended 4/30/12	Six Months Ended 10/31/12	Year Ended 4/30/12
Operations
Net investment income (loss)	$2,112,043	$4,635,973	$1,590,429	$3,483,887	$524,651	$1,171,320
Net realized gain (loss) from investments	94,401	(480,592)	292,705	(338,868)	71,735	349,986
Change in net unrealized appreciation (depreciation) of investments	5,661,786	12,538,713	1,998,313	8,174,233	637,745	2,619,397
Net increase (decrease) in net assets applicable to Common shares from operations	7,868,230	16,694,094	3,881,447	11,319,252	1,234,131	4,140,703
Distributions to Common Shareholders
From net investment income	(2,608,255)	(5,479,307)	(1,895,979)	(3,881,115)	(531,136)	(1,180,090)
From accumulated net realized gains	—	(35,478)	—	(39,352)	—	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(2,608,255)	(5,514,785)	(1,895,979)	(3,920,467)	(531,136)	(1,180,090)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	—	—	28,171	9,602	13,131	15,231
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	—	28,171	9,602	13,131	15,231
Net increase (decrease) in net assets applicable to Common shares	5,259,975	11,179,309	2,013,639	7,408,387	716,126	2,975,844
Net assets applicable to Common shares at the beginning of period	100,577,930	89,398,621	68,911,300	61,502,913	25,956,604	22,980,760
Net assets applicable to Common shares at the end of period	$105,837,905	$100,577,930	$70,924,939	$68,911,300	$26,672,730	$25,956,604
Undistributed (Over-distribution of) net investment income at the end of period	$380,781	$876,993	$382,397	$687,947	$65,193	$71,678

See accompanying notes to financial statements.

Nuveen Investments	93

Statement of
Changes in Net Assets (Unaudited) (continued)

	Pennsylvania Investment Quality (NQP)		Pennsylvania Premium Income 2 (NPY)
	Six Months Ended 10/31/12	Year Ended 4/30/12	Six Months Ended 10/31/12	Year Ended 4/30/12
Operations
Net investment income (loss)	$6,976,344	$14,531,161	$6,471,040	$12,986,690
Net realized gain (loss) from investments	435,431	1,184,990	697,717	553,848
Change in net unrealized appreciation (depreciation) of investments	8,014,133	26,107,807	5,889,362	24,759,260
Net increase (decrease) in net assets applicable to Common shares from operations	15,425,908	41,823,958	13,058,119	38,299,798
Distributions to Common Shareholders
From net investment income	(7,532,183)	(14,891,410)	(6,550,131)	(13,100,263)
From accumulated net realized gains	—	—	—	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(7,532,183)	(14,891,410)	(6,550,131)	(13,100,263)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	259,859	99,350	—	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	259,859	99,350	—	—
Net increase (decrease) in net assets applicable to Common shares	8,153,584	27,031,898	6,507,988	25,199,535
Net assets applicable to Common shares at the beginning of period	253,936,991	226,905,093	236,038,696	210,839,161
Net assets applicable to Common shares at the end of period	$262,090,575	$253,936,991	$242,546,684	$236,038,696
Undistributed (Over-distribution of)net investment income at the end of period	$2,573,091	$3,128,930	$3,199,986	$3,279,077

See accompanying notes to financial statements.

94	Nuveen Investments

	Pennsylvania Dividend Advantage (NXM)		Pennsylvania Dividend Advantage 2 (NVY)		Pennsylvania Municipal Value (NPN)
	Six Months Ended 10/31/12	Year Ended 4/30/12	Six Months Ended 10/31/12	Year Ended 4/30/12	Six Months Ended 10/31/12	Year Ended 4/30/12
Operations
Net investment income (loss)	$1,150,502	$2,456,220	$1,419,532	$2,941,594	$426,186	$882,773
Net realized gain (loss) from investments	129,856	165,896	147,572	152,162	23,294	371,929
Change in net unrealized appreciation (depreciation) of investments	1,647,652	5,231,434	1,715,272	4,576,945	500,306	1,560,979
Net increase (decrease) in net assets applicable to Common shares from operations	2,928,010	7,853,550	3,282,376	7,670,701	949,786	2,815,681
Distributions to Common Shareholders
From net investment income	(1,343,743)	(2,870,194)	(1,665,574)	(3,331,148)	(387,754)	(868,179)
From accumulated net realized gains	—	(214,268)	—	(230,647)	—	(27,923)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(1,343,743)	(3,084,462)	(1,665,574)	(3,561,795)	(387,754)	(896,102)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	—	—	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	—	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares	1,584,267	4,769,088	1,616,802	4,108,906	562,032	1,919,579
Net assets applicable to Common shares at the beginning of period	51,289,871	46,520,783	56,578,597	52,469,691	19,948,269	18,028,690
Net assets applicable to Common shares at the end of period	$52,874,138	$51,289,871	$58,195,399	$56,578,597	$20,510,301	$19,948,269
Undistributed (Over-distribution of) net investment income at the end of period	$212,460	$405,701	$325,829	$571,871	$61,949	$23,517

See accompanying notes to financial statements.

Nuveen Investments	95

Statement of
Cash Flows
Six Months Ended October 31, 2012 (Unaudited)

	New Jersey Investment Quality (NQJ )	New Jersey Premium Income (NNJ )	New Jersey Dividend Advantage (NXJ )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$17,941,696	$10,686,979	$7,868,230
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(33,535,554)	(19,704,652)	(12,401,329)
Proceeds from sales and maturities of investments	34,622,877	16,824,173	12,714,491
Proceeds from (Purchases of) short-term investments, net	—	—	—
Amortization (Accretion) of premiums and discounts, net	184,860	43,168	(181,143)
(Increase) Decrease in:
Receivable for interest	15,189	33,508	144,224
Receivable for investments sold	(1,020,683)	1,186,321	5,266,677
Other assets	2,109	1,262	10,809
Increase (Decrease) in:
Payable for interest	—	—	(5,725)
Payable for investments purchased	701,944	1,838,928	(5,671,303)
Accrued management fees	11,990	7,311	4,994
Accrued Directors/Trustees fees	940	582	(32)
Accrued other expenses	21,458	7,759	12,598
Net realized (gain) loss from investments	(648,086)	(280,106)	(94,401)
Change in net unrealized (appreciation) depreciation of investments	(9,093,331)	(5,391,112)	(5,661,786)
Taxes paid on undistributed capital gains	(36)	—	(127)
Net cash provided by (used in) operating activities	9,205,373	5,254,121	2,006,177
Cash Flows from Financing Activities
(Increase) Decrease in deferred offering costs	(24,323)	60,910	155,820
Increase (Decrease) in:
Floating rate obligations	—	—	—
Cash overdraft	—	—	—
Payable for offering costs	(22,365)	(89,123)	(32,874)
Cash distributions paid to Common shareholders	(8,305,663)	(4,871,433)	(2,634,335)
Net cash provided by (used in) financing activities	(8,352,351)	(4,899,646)	(2,511,389)
Net Increase (Decrease) in Cash	853,022	354,475	(505,212)
Cash at the beginning of period	1,293,605	83,383	806,729
Cash at the end of Period	$2,146,627	$437,858	$301,517

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestments of Common share distributions of $346,517 and $368,701 for New Jersey Investment Quality  (NQJ) and New Jersey Premium Income (NNJ), respectively.

	New Jersey		New Jersey		New Jersey
	Investment		Premium		Dividend
	Quality		Income		Advantage
	(NQJ	)	(NNJ	)	(NXJ	)
Cash paid for interest (excluding amortization of offering costs)	$217,515		$133,554		$515,910

See accompanying notes to financial statements.

96	Nuveen Investments

	New Jersey	Pennsylvania	Pennsylvania
	Dividend	Investment	Premium
	Advantage 2	Quality	Income 2
	(NUJ )	(NQP )	(NPY )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$3,881,447	$15,425,908	$13,058,119
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(14,542,511)	(24,749,753)	(21,547,290)
Proceeds from sales and maturities of investments	14,933,450	43,209,284	27,818,717
Proceeds from (Purchases of) short-term investments, net	—	2,000,000	—
Amortization (Accretion) of premiums and discounts, net	25,984	165,165	33,446
(Increase) Decrease in:
Receivable for interest	37,592	(54,056)	179,421
Receivable for investments sold	(1,037,667)	(21,892,266)	(6,035,355)
Other assets	9,783	1,615	1,413
Increase (Decrease) in:
Payable for interest	(3,888)	—	—
Payable for investments purchased	919,464	(4,999,471)	(798,574)
Accrued management fees	2,681	10,206	8,748
Accrued Directors/Trustees fees	(36)	754	677
Accrued other expenses	9,046	16,176	16,362
Net realized (gain) loss from investments	(292,705)	(435,431)	(697,717)
Change in net unrealized (appreciation) depreciation of investments	(1,998,313)	(8,014,133)	(5,889,362)
Taxes paid on undistributed capital gains	—	(39)	(235)
Net cash provided by (used in) operating activities	1,944,327	683,959	6,148,370
Cash Flows from Financing Activities
(Increase) Decrease in deferred offering costs	85,736	14,396	32,798
Increase (Decrease) in:
Floating rate obligations	—	(815,000)	(1,760,000)
Cash overdraft	—	—	—
Payable for offering costs	168	(57,896)	(72,272)
Cash distributions paid to Common shareholders	(1,888,843)	(7,265,236)	(6,545,381)
Net cash provided by (used in) financing activities	(1,802,939)	(8,123,736)	(8,344,855)
Net Increase (Decrease) in Cash	141,388	(7,439,777)	(2,196,485)
Cash at the beginning of period	367,693	8,864,171	2,589,124
Cash at the end of Period	$509,081	$1,424,394	$392,639

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestments of Common share distributions of $28,171 and $259,859 for New Jersey Dividend Advantage 2 (NUJ) and Pennsylvania Investment Quality (NQP), respectively.

	New Jersey		Pennsylvania		Pennsylvania
	Dividend		Investment		Premium
	Advantage 2		Quality		Income 2
	(NUJ	)	(NQP	)	(NPY	)
Cash paid for interest (excluding amortization of offering costs)	$350,507		$231,516		$194,018

See accompanying notes to financial statements.

Nuveen Investments	97

Statement of
Cash Flows (continued)

Six Months Ended October 31, 2012 (Unaudited)

	Pennsylvania	Pennsylvania
	Dividend	Dividend
	Advantage	Advantage 2
	(NXM )	(NVY )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$2,928,010	$3,282,376
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(6,606,454)	(12,721,988)
Proceeds from sales and maturities of investments	8,012,708	12,418,181
Proceeds from (Purchases of) short-term investments, net	—	—
Amortization (Accretion) of premiums and discounts, net	4,037	(36,653)
(Increase) Decrease in:
Receivable for interest	14,003	7,420
Receivable for investments sold	1,293,469	994,355
Other assets	9,082	9,450
Increase (Decrease) in:
Payable for interest	(2,706)	(2,928)
Payable for investments purchased	(2,645,751)	(349,847)
Accrued management fees	2,061	2,210
Accrued Directors/Trustees fees	(23)	(25)
Accrued other expenses	4,399	5,816
Net realized (gain) loss from investments	(129,856)	(147,572)
Change in net unrealized (appreciation) depreciation of investments	(1,647,652)	(1,715,272)
Taxes paid on undistributed capital gains	(9,827)	(3,350)
Net cash provided by (used in) operating activities	1,225,500	1,742,173
Cash Flows from Financing Activities
(Increase) Decrease in deferred offering costs	67,734	70,632
Increase (Decrease) in:
Floating rate obligations	(395,000)	(245,000)
Cash overdraft	—	9,240
Payable for offering costs	29,979	(5,612)
Cash distributions paid to Common shareholders	(1,350,486)	(1,664,307)
Net cash provided by (used in) financing activities	(1,647,773)	(1,835,047)
Net Increase (Decrease) in Cash	(422,273)	(92,874)
Cash at the beginning of period	1,099,818	92,874
Cash at the end of Period	$677,545	$—

Supplemental Disclosure of Cash Flow Information

	Pennsylvania		Pennsylvania
	Dividend		Dividend
	Advantage		Advantage 2
	(NXM	)	(NVY	)
Cash paid for interest (excluding amortization of offering costs)	$247,214		$280,954

See accompanying notes to financial statements.

98	Nuveen Investments

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Nuveen Investments	99

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
New Jersey Investment Quality (NQJ)
Year Ended 4/30:
2013(f)	$15.31	$.40	$.47	$—	$—	$.87	$(.42)	$—	$(.42)	$—		$15.76	$15.99
2012	13.69	.83	1.63	—	—	2.46	(.84)	—	(.84)	—		15.31	14.93
2011	14.44	.85	(.73)	(.01)	—	.11	(.83)	(.03)	(.86)	—		13.69	12.68
2010	13.00	.92	1.31	(.03)	—	2.20	(.76)	—	(.76)	—		14.44	13.56
2009	14.26	.91	(1.22)	(.18)	(.03)	(.52)	(.65)	(.09)	(.74)	—	*	13.00	11.37
2008	14.96	.92	(.67)	(.26)	(.01)	(.02)	(.65)	(.03)	(.68)	—		14.26	13.09

New Jersey Premium Income (NNJ)
Year Ended 4/30:
2013(f)	15.86	.42	.47	—	—	.89	(.44)	—	(.44)	—		16.31	16.99
2012	14.22	.85	1.65	—	—	2.50	(.85)	(.01)	(.86)	—		15.86	15.48
2011	14.96	.86	(.76)	(.01)	—	.09	(.82)	(.01)	(.83)	—		14.22	13.44
2010	13.83	.90	1.02	(.03)	— *	1.89	(.74)	(.02)	(.76)	—		14.96	14.19
2009	14.64	.88	(.78)	(.17)	(.03)	(.10)	(.63)	(.08)	(.71)	—	*	13.83	11.96
2008	15.23	.90	(.53)	(.25)	(.01)	.11	(.66)	(.04)	(.70)	—		14.64	13.48

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.

100	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

10.04%	5.76%	$322,714	1.56	%**	5.13	%**	7%
24.98	18.41	313,082	1.61		5.70		9
(.46)	.67	279,968	1.55		5.96		9
26.39	17.23	295,382	1.16		6.57		4
(7.10)	(3.41)	265,928	1.29		6.94		1
(3.64)	(.08)	292,194	1.23		6.30		17

12.72	5.64	196,812	1.59	**	5.14	**	6
22.07	18.03	191,000	1.64		5.62		10
.41	.57	171,212	1.59		5.85		7
25.45	13.90	180,024	1.19		6.19		3
(5.69)	(.40)	166,428	1.28		6.44		1
(6.18)	.77	176,374	1.24		6.04		19

(d)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred Shares (“ARPS”) and/or VRDP Shares, where applicable.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

New Jersey Investment Quality (NQJ)
Year Ended 4/30:
2013(f)	.54	%**
2012	.58
2011	.51
2010	—
2009	—
2008	—

New Jersey Premium Income (NNJ)
Year Ended 4/30:
2013(f)	.56	%**
2012	.58
2011	.51
2010	—
2009	—
2008	—

(f)	For the six months ended October 31, 2012.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	101

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share– holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
New Jersey Dividend Advantage (NXJ)
Year Ended 4/30:
2013(f)	$15.31	$.32	$.88	$—	$—	$1.20	$(.40)	$—	$(.40)	$—		$16.11	$16.53
2012	13.61	.71	1.83	—	—	2.54	(.83)	(.01)	(.84)	—		15.31	14.92
2011	14.51	.89	(.91)	(.03)	— *	(.05)	(.83)	(.02)	(.85)	—		13.61	12.67
2010	12.97	.91	1.42	(.03)	— *	2.30	(.75)	(.01)	(.76)	—		14.51	13.48
2009	14.26	.91	(1.27)	(.16)	(.03)	(.55)	(.66)	(.08)	(.74)	—	*	12.97	11.15
2008	15.09	.94	(.80)	(.25)	(.01)	(.12)	(.68)	(.03)	(.71)	—		14.26	13.11

New Jersey Dividend Advantage 2 (NUJ)
Year Ended 4/30:
2013(f)	15.23	.35	.51	—	—	.86	(.42)	—	(.42)	—		15.67	16.50
2012	13.60	.77	1.73	—	—	2.50	(.86)	(.01)	(.87)	—		15.23	15.74
2011	14.47	.85	(.82)	(.01)	—	.02	(.85)	(.04)	(.89)	—		13.60	12.55
2010	12.93	.94	1.45	(.03)	(.01)	2.35	(.78)	(.03)	(.81)	—		14.47	14.68
2009	14.35	.95	(1.42)	(.17)	(.02)	(.66)	(.69)	(.07)	(.76)	—	*	12.93	11.46
2008	15.31	.97	(.79)	(.23)	(.05)	(.10)	(.71)	(.15)	(.86)	—		14.35	13.59

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of March 31, 2011, the Adviser is no longer reimbursing New Jersey Dividend Advantage (NXJ) for any fees or expenses. As of March 31, 2012, the Adviser is no longer reimbursing New Jersey Dividend Advantage 2 (NUJ) for any fees or expenses.

102	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(d)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss)	Portfolio Turnover Rate

13.62%	7.87%	$105,838	2.37	%***	4.03	%***	N/A		N/A	8%
25.08	19.09	100,578	2.52		4.82		N/A		N/A	15
.11	(.38)	89,399	1.34		6.16		1.27%		6.23%	6
28.17	18.03	95,300	1.18		6.35		1.04		6.49	4
(8.95)	(3.63)	85,230	1.29		6.74		1.06		6.98	—	**
(12.31)	(.81)	93,762	1.20		6.10		.90		6.40	17

7.62	5.70	70,925	2.42	***	4.52	***	N/A		N/A	14
33.35	18.82	68,911	2.59		5.22		2.52		5.30	9
(8.75)	.10	61,503	1.96		5.84		1.81		5.99	7
35.95	18.55	65,410	1.22		6.54		1.00		6.76	4
(9.75)	(4.36)	58,456	1.33		6.95		1.03		7.25	—	**
(12.41)	(.60)	64,904	1.25		6.16		.87		6.54	16

(d)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

New Jersey Dividend Advantage (NXJ)
Year Ended 4/30:
2013(f)	1.27	%***
2012	1.41
2011	.15
2010	—
2009	—
2008	—

New Jersey Dividend Advantage 2 (NUJ)
Year Ended 4/30:
2013(f)	1.23	%***
2012	1.33
2011	.79
2010	—
2009	—
2008	—

(f)	For the six months ended October 31, 2012.
*	Rounds to less than $.01 per share.
**	Rounds to less than 1%.
***	Annualized.
N/A	Fund no longer has a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	103

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repur- chased and Retired		Offering Costs		Ending Common Share Net Asset Value	Ending Market Value
New Jersey Municipal Value (NJV)
Year Ended 4/30:
2013(g)	$16.62	$.34	$.45	N/A	N/A		$.79	$(.34)	$—	$(.34)	$—		$—		$17.07	$17.17
2012	14.72	.75	1.91	N/A	N/A		2.66	(.76)	—	(.76)	—		—		16.62	16.34
2011	15.84	.82	(1.15)	N/A	N/A		(.33)	(.77)	(.02)	(.79)	—		—		14.72	13.81
2010	14.29	.70	1.55	N/A	N/A		2.25	(.70)	—	(.70)	—		—	*	15.84	15.21
2009(f)	14.33	(.01)	—	N/A	N/A		(.01)	—	—	—	—		(.03)		14.29	15.00

Pennsylvania Investment Quality (NQP)
Year Ended 4/30:
2013(g)	15.78	.43	.54	$—	$—		.97	(.47)	—	(.47)	—		—		16.28	16.47
2012	14.11	.90	1.70	—	—		2.60	(.93)	—	(.93)	—		—		15.78	15.67
2011	14.82	.93	(.73)	(.01)	—		.19	(.90)	—	(.90)	—		—		14.11	13.09
2010	13.53	.96	1.16	(.03)	—		2.09	(.80)	—	(.80)	—	*	—		14.82	13.64
2009	14.39	.96	(.94)	(.20)	—		(.18)	(.68)	—	(.68)	—	*	—		13.53	11.34
2008	15.19	.95	(.81)	(.29)	—		(.15)	(.66)	—	(.66)	.01		—		14.39	13.10

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.

104	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

7.23%	4.79%	$26,673.83		%**	3.95	%**	4%
24.34	18.43	25,957.85			4.76		20
(4.19)	(2.17)	22,981.85			5.32		2
6.32	16.05	24,722.82			4.63		5
—	(.24)	20,891.64		**	(.64	)**	0

8.21	6.20	262,091	1.59	**	5.36	**	6
27.48	18.88	253,937	1.63		6.00		18
2.43	1.27	226,905	1.60		6.38		8
27.87	15.74	238,368	1.23		6.72		6
(7.99)	(1.01)	218,353	1.50		7.23		3
(1.78)	(.92)	232,528	1.65		6.48		20

(d)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or VRDP Shares, where applicable.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

New Jersey Municipal Value (NJV)
Year Ended 4/30:
2013(g)	.05	%**
2012	.04
2011	.06
2010	.06
2009(f)	—

Pennsylvania Investment Quality (NQP)
Year Ended 4/30:
2013(g)	.57	%**
2012	.61
2011	.55
2010	.07
2009	.19
2008	.38

(f)	For the period April 28, 2009 (commencement of operations) through April 30, 2009.
(g)	For the six months ended October 31, 2012.
N/A	Fund is not authorized to issue ARPS.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	105

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
Pennsylvania Premium Income 2 (NPY)
Year Ended 4/30:
2013(f)	$15.14	$.41	$.42	$—	$—	$.83	$(.42)	$—	$(.42)	$—		$15.55	$15.17
2012	13.52	.83	1.63	—	—	2.46	(.84)	—	(.84)	—		15.14	14.51
2011	14.11	.85	(.59)	(.01)	—	.25	(.84)	—	(.84)	—		13.52	12.29
2010	12.72	.91	1.28	(.03)	—	2.16	(.77)	—	(.77)	—	*	14.11	12.91
2009	13.74	.91	(1.12)	(.19)	—	(.40)	(.62)	—	(.62)	—	*	12.72	10.60
2008	14.70	.90	(.94)	(.26)	(.02)	(.32)	(.61)	(.04)	(.65)	.01		13.74	12.30

Pennsylvania Dividend Advantage (NXM)
Year Ended 4/30:
2013(f)	15.44	.35	.53	—	—	.88	(.40)	—	(.40)	—		15.92	15.57
2012	14.00	.74	1.62	—	—	2.36	(.86)	(.06)	(.92)	—		15.44	14.42
2011	14.73	.85	(.65)	(.01)	—	.19	(.87)	(.05)	(.92)	—		14.00	12.85
2010	13.09	.96	1.55	(.03)	(.01)	2.47	(.79)	(.04)	(.83)	—	*	14.73	13.77
2009	14.47	.97	(1.47)	(.18)	—	(.68)	(.70)	—	(.70)	—	*	13.09	11.31
2008	15.36	.97	(.84)	(.25)	(.02)	(.14)	(.70)	(.05)	(.75)	—		14.47	13.61

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of March 31, 2011, the Adviser is no longer reimbursing Pennsylvania Dividend Advantage (NXM) for any fees or expenses.

106	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(d)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss)	Portfolio Turnover Rate

7.51%	5.53%	$242,547	1.55	%**	5.36	%**	N/A		N/A	6%
25.53	18.63	236,039	1.59		5.75		N/A		N/A	8
1.48	1.75	210,839	1.56		6.13		N/A		N/A	8
29.70	17.35	220,113	1.21		6.67		N/A		N/A	5
(8.43)	(2.65)	198,739	1.35		7.28		N/A		N/A	6
(5.26)	(2.06)	215,252	1.55		6.36		N/A		N/A	27

10.90	5.78	52,874	2.39	**	4.38	**	N/A		N/A	9
19.96	17.37	51,290	2.55		4.98		N/A		N/A	20
(.27)	1.23	46,521	1.94		5.78		1.87%		5.85%	8
29.85	19.29	48,934	1.26		6.66		1.11		6.81	5
(11.67)	(4.57)	43,587	1.37		7.17		1.14		7.39	4
(8.46)	(.87)	48,211	1.39		6.26		1.09		6.55	20

(d)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS, MTP Shares and/or VRDP Shares, where applicable.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares, VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Pennsylvania Premium Income 2 (NPY)
Year Ended 4/30:
2013(f)	.54	%**
2012	.57
2011	.52
2010	.05
2009	.04
2008	.27

Pennsylvania Dividend Advantage (NXM)
Year Ended 4/30:
2013(f)	1.19	%**
2012	1.28
2011	.76
2010	.02
2009	—
2008	.11

(f)	For the six months ended October 31, 2012.
N/A	Fund did not have, or no longer has, a contractual reimbursement agreement with the Adviser.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	107

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repur- chased and Retired	Offering Costs		Ending Common Share Net Asset Value	Ending Market Value
Pennsylvania Dividend Advantage 2 (NVY)
Year Ended 4/30:
2013(g)	$15.18	$.38	$.51	$—	$—		$.89	$(.45)	$—	$(.45)	$—	$—		$15.62	$15.60
2012	14.08	.79	1.26	—	—		2.05	(.89)	(.06)	(.95)	—	—		15.18	14.90
2011	14.74	.89	(.60)	(.01)	—		.28	(.89)	(.05)	(.94)	—	—		14.08	13.00
2010	13.42	.97	1.27	(.02)	(.01)		2.21	(.82)	(.07)	(.89)	—	—		14.74	14.19
2009	14.49	.99	(1.17)	(.19)	—	*	(.37)	(.70)	— *	(.70)	—	—		13.42	11.45
2008	15.34	.99	(.80)	(.26)	(.02)		(.09)	(.71)	(.05)	(.76)	—	—		14.49	13.40

Pennsylvania Municipal Value (NPN)
Year Ended 4/30:
2013(g)	16.36	.35	.43	N/A	N/A		.78	(.32)	—	(.32)	—	—		16.82	16.02
2012	14.79	.72	1.58	N/A	N/A		2.30	(.71)	(.02)	(.73)	—	—		16.36	15.38
2011	15.46	.79	(.70)	N/A	N/A		.09	(.76)	—	(.76)	—	—		14.79	13.96
2010	14.29	.70	1.19	N/A	N/A		1.89	(.72)	—	(.72)	—	—	*	15.46	15.43
2009(f)	14.33	(.01)	—	N/A	N/A		(.01)	—	—	—	—	(.03)		14.29	15.05

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of March 31, 2012, the Adviser is no longer reimbursing Pennsylvania Dividend Advantage 2 (NVY) for any fees and expenses.

108	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(d)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss)	Portfolio Turnover Rate

7.81%	5.90%	$58,195	2.40	%**	4.91	%**	N/A		N/A	15%
22.71	15.01	56,579	2.54		5.30		2.47%		5.37%	11
(2.00)	1.89	52,470	1.88		5.94		1.74		6.08	7
32.47	16.80	54,920	1.30		6.61		1.08		6.83	5
(9.16)	(2.33)	49,993	1.37		7.07		1.06		7.38	4
(6.81)	(.60)	53,997	1.40		6.29		1.02		6.66	27

6.28	4.79	20,510.79		**	4.18	**	N/A		N/A	2
15.68	15.89	19,948.86			4.60		N/A		N/A	11
(4.77)	.59	18,029.87			5.17		N/A		N/A	3
7.52	13.49	18,805.82			4.68		N/A		N/A	5
.33	(.31)	15,816.66		**	(.66	)**	N/A		N/A	0

(d)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Pennsylvania Dividend Advantage 2 (NVY)
Year Ended 4/30:
2013(g)	1.21	%**
2012	1.28
2011	.71
2010	.08
2009	.01
2008	.11

Pennsylvania Municipal Value (NPN)
Year Ended 4/30:
2013(g)	—%
2012	—
2011	—
2010	—
2009(f)	—

(f)	For the period April 28, 2009 (commencement of operations) through April 30, 2009.
(g)	For the six months ended October 31, 2012.
N/A	Fund is not authorized to issue ARPS and does not have, or no longer has, a contractual reimbursement agreement with the Adviser.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	109

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period		MTP Shares at the End of Period					VRDP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $25,000 Share	Aggregate Amount Outstanding (000)	Ending Market Value Per Share	Average Market Value Per Share		Asset Coverage Per $10 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share
New Jersey Investment Quality (NQJ)
Year Ended 4/30:
2013(a)	$—	$—	$—	$—	$—		$—	$144,300	$323,641
2012	—	—	—	—	—		—	144,300	316,966
2011	—	—	—	—	—		—	144,300	294,018
2010	143,450	76,478	—	—	—		—	—	—
2009	149,825	69,373	—	—	—		—	—	—
2008	162,000	70,092	—	—	—		—	—	—

New Jersey Premium Income (NNJ)
Year Ended 4/30:
2013(a)	—	—	—	—	—		—	88,600	322,136
2012	—	—	—	—	—		—	88,600	315,576
2011	—	—	—	—	—		—	88,600	293,242
2010	87,875	76,216	—	—	—		—	—	—
2009	91,600	70,422	—	—	—		—	—	—
2008	91,600	73,137	—	—	—		—	—	—

New Jersey Dividend Advantage (NXJ)
Year Ended 4/30:
2013(a)	—	—	44,861	10.08	10.11		33.59	—	—
2012	—	—	44,861	10.08	10.07		32.42	—	—
2011	—	—	44,861	9.94	9.95	^	29.93	—	—
2010	43,925	79,240	—	—	—		—	—	—
2009	47,025	70,311	—	—	—		—	—	—
2008	48,000	73,834	—	—	—		—	—	—

New Jersey Dividend Advantage 2 (NUJ)
Year Ended 4/30:
2013(a)	—	—	35,050	10.04	10.05		30.24	—	—
2012	—	—	35,050	10.04	9.91		29.66	—	—
2011	—	—	35,050	9.62	9.65	^^	27.55	—	—
2010	31,225	77,370	—	—	—		—	—	—
2009	32,600	69,828	—	—	—		—	—	—
2008	34,500	72,032	—	—	—		—	—	—

(a)	For the six months ended October 31, 2012.
^	For the period March 24, 2011 (first issuance date of shares) through April 30, 2011.
^^	For the period October 1, 2010 (first issuance date of shares) through April 30, 2011.

See accompanying notes to financial statements.

110	Nuveen Investments

	ARPS at the End of Period		MTP Shares at the End of Period					VRDP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $25,000 Share	Aggregate Amount Outstanding (000)	Ending Market Value Per Share	Average Market Value Per Share		Asset Coverage Per $10 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share
Pennsylvania Investment Quality (NQP)
Year Ended 4/30:
2013(a)	$—	$—	$—	$—	$—		$—	$112,500	$332,969
2012	—	—	—	—	—		—	112,500	325,722
2011	—	—	—	—	—		—	112,500	301,693
2010	111,750	78,326	—	—	—		—	—	—
2009	111,750	73,849	—	—	—		—	—	—
2008	132,000	69,039	—	—	—		—	—	—

Pennsylvania Premium Income 2 (NPY)
Year Ended 4/30:
2013(a)	—	—	—	—	—		—	100,000	342,547
2012	—	—	—	—	—		—	100,000	336,039
2011	—	—	—	—	—		—	100,000	310,839
2010	99,275	80,430	—	—	—		—	—	—
2009	99,275	75,047	—	—	—		—	—	—
2008	118,100	70,566	—	—	—		—	—	—

Pennsylvania Dividend Advantage (NXM)
Year Ended 4/30:
2013(a)	—	—	23,190	10.04	10.05		32.80	—	—
2012	—	—	23,190	10.07	9.95		32.12	—	—
2011	—	—	23,190	9.65	9.75	Ω	30.06	—	—
2010	22,500	79,372	—	—	—		—	—	—
2009	22,500	73,430	—	—	—		—	—	—
2008	25,000	73,211	—	—	—		—	—	—

Pennsylvania Dividend Advantage 2 (NVY)
Year Ended 4/30:
2013(a)	—	—	24,550	10.05	10.05		33.70	—	—
2012	—	—	24,550	10.01	9.96		33.05	—	—
2011	—	—	24,550	9.75	9.68	ΩΩ	31.37	—	—
2010	23,000	84,696	—	—	—		—	—	—
2009	23,000	79,340	—	—	—		—	—	—
2008	28,500	72,366	—	—	—		—	—	—

(a)	For the six months ended October 31, 2012.
Ω	For the period October 4, 2010 (first issuance date of shares) through April 30, 2011.
ΩΩ	For the period October 27, 2010 (first issuance date of shares) through April 30, 2011.

See accompanying notes to financial statements.

Nuveen Investments	111

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information
The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ), Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ), Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ), Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ), Nuveen New Jersey Municipal Value Fund (NJV), Nuveen Pennsylvania Investment Quality Municipal Fund (NQP), Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY), Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM), Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY) and Nuveen Pennsylvania Municipal Value Fund (NPN) (each a “Fund” and collectively, the “Funds”). Common shares of New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ), Pennsylvania Investment Quality (NQP) and Pennsylvania Premium Income 2 (NPY), are traded on the New York Stock Exchange (“NYSE”) while Common shares of New Jersey Dividend Advantage (NXJ), New Jersey Dividend Advantage 2 (NUJ), New Jersey Municipal Value (NJV), Pennsylvania Dividend Advantage (NXM), Pennsylvania Dividend Advantage 2 (NVY) and Pennsylvania Municipal Value (NPN) are traded on the NYSE MKT (formerly known as NYSE Amex). The Funds are registered under the Investment Company Act of 1940, as amended, as diversified (non-diversified for New Jersey Dividend Advantage 2 (NUJ), New Jersey Municipal Value (NJV) and Pennsylvania Municipal Value (NPN)), closed-end registered investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation
Prices of municipal bonds are provided by a pricing service approved by the Funds’ Board of Directors/Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by Nuveen Fund Advisors, Inc. (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments Inc. (“Nuveen”). These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors/Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors/Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

112	Nuveen Investments

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to earmark securities in the Funds’ portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At October 31, 2012, New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ), New Jersey Dividend Advantage 2 (NUJ) Pennsylvania Investment Quality (NQP), Pennsylvania Premium Income 2 (NPY), Pennsylvania Dividend Advantage (NXM) and Pennsylvania Dividend Advantage 2 (NVY) had outstanding when-issued/delayed delivery Purchase commitments of $701,944, $1,838,928, $919,464, $2,685,139, $210,802, $ 302,079 and $323,070, respectively. There was no such outstanding purchase commitments in any of the other Funds.

Investment Income
Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
Each Fund except New Jersey Municipal Value (NJV) and Pennsylvania Municipal Value (NPN) is authorized to issue Auction Rate Preferred Shares (“ARPS”). As of October 31, 2012, and during the six months ended October 31, 2012, the Funds did not have any APRS outstanding.

Nuveen Investments	113

Notes to
Financial Statements (Unaudited) (continued)

MuniFund Term Preferred Shares
The following Funds have issued and outstanding MuniFund Term Preferred (“MTP”) Shares, with a $10 stated (“par”) value per share. Proceeds from the issuance of MTP Shares, net of offering expenses, were used to redeem all, or a portion of, the remainder of each Fund’s outstanding ARPS. Each Fund’s MTP Shares are issued in one Series. Dividends on MTP Shares, which are recognized as interest expense for financial reporting purposes, are paid monthly at a fixed annual rate, subject to adjustments in certain circumstances. The MTP Shares trade on the NYSE. As of October 31, 2012, the number of MTP Shares outstanding, annual interest rate and NYSE “ticker” symbol for each Fund are as follows:

	New Jersey Dividend Advantage (NXJ)			New Jersey Dividend Advantage 2 (NUJ)
		Annual			Annual
	Shares	Interest	NYSE	Shares	Interest	NYSE
	Outstanding	Rate	Ticker	Outstanding	Rate	Ticker
Series:
2014	4,486,100	2.30%	NXJ Pr A	—	—	—
2015	—	—	—	3,505,000	2.00%	NUJ Pr C

	Pennsylvania Dividend Advantage (NXM)			Pennsylvania Dividend Advantage 2 (NVY)
		Annual			Annual
	Shares	Interest	NYSE	Shares	Interest	NYSE
	Outstanding	Rate	Ticker	Outstanding	Rate	Ticker
Series:
2015	2,319,000	2.10%	NXM Pr C	2,455,000	2.15%	NVY Pr C

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares will be subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to a payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. MTP Shares also will be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s series of MTP Shares are as follows:

	New Jersey		New Jersey		Pennsylvania		Pennsylvania
	Dividend		Dividend		Dividend		Dividend
	Advantage		Advantage 2		Advantage		Advantage 2
	(NXJ	)	(NUJ	)	(NXM	)	(NVY	)
	Series 2014		Series 2015		Series 2015		Series 2015
Term Redemption Date	April 1, 2014		November 1, 2015		November 1, 2015		November 1, 2015
Optional Redemption Date	April 1, 2012		November 1, 2011		November 1, 2011		November 1, 2011
Premium Expiration Date	March 31, 2013		October 31, 2012		October 31, 2012		October 31, 2012
The average liquidation value for each Fund during the six months ended October 31, 2012, was as follows:

	New Jersey		New Jersey		Pennsylvania		Pennsylvania
	Dividend		Dividend		Dividend		Dividend
	Advantage		Advantage 2		Advantage		Advantage 2
	(NXJ	)	(NUJ	)	(NXM	)	(NVY	)
Average liquidation value of MTP Shares outstanding	$44,861,000		$35,050,000		$23,190,000		$24,550,000

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on MTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

114	Nuveen Investments

Variable Rate Demand Preferred Shares
The following Funds have issued and outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation value per share. New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ), Pennsylvania Investment Quality (NQP) and Pennsylvania Premium Income 2 (NPY) issued their VRDP Shares in a privately negotiated offering. Proceeds of each Fund’s offering were used to redeem all, or a portion of, each Fund’s outstanding ARPS. The VRDP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. As of October 31, 2012, the number of VRDP Shares outstanding and maturity date for each Fund are as follows:

	New Jersey		New Jersey		Pennsylvania		Pennsylvania
	Investment		Premium		Investment		Premium
	Quality		Income		Quality		Income 2
	(NQJ	)	(NNJ	)	(NQP	)	(NPY	)
Series	1		1		1		1
VRDP Shares outstanding	1,443		886		1,125		1,000
Maturity	August 1, 2040		August 1, 2040		August 1, 2040		August 1, 2040

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that purchase orders for VRDP Shares in a remarketing are not sufficient in number to be matched with the sale orders in that remarketing. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee of .10% on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set weekly at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation value. If remarketings for VRDP Shares are continuously unsuccessful for six months, the maximum rate is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

The average liquidation value of VRDP Shares outstanding and annualized dividend rate of VRDP Shares for each Fund during the six months ended October 31, 2012, were as follows:

	New Jersey		New Jersey		Pennsylvania		Pennsylvania
	Investment		Premium		Investment		Premium
	Quality		Income		Quality		Income 2
	(NQJ	)	(NNJ	)	(NQP	)	(NPY	)
Average liquidation value of VRDP Shares outstanding	144,300,000		88,600,000		112,500,000		100,000,000
Annualized dividend rate	0.30%		0.30%		0.30%		0.30%

For financial reporting purposes only, the liquidation value of VRDP Shares is recognized as a liability on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on the VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider as well as a remarketing fee, which are recognized as “Liquidity fees” and “Remarketing fees,” respectively, on the Statement of Operations.

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

Nuveen Investments	115

Notes to
Financial Statements (Unaudited) (continued)

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended October 31, 2012, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At October 31, 2012, each Fund’s maximum exposure to externally-deposited Recourse Trusts, was as follows:

	New Jersey		New Jersey		New Jersey		New Jersey		New Jersey
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income		Advantage		Advantage 2		Value
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ	)	(NJV	)
Maximum exposure to Recourse Trusts	$9,290,000		$5,510,000		$2,935,000		$2,040,000		$—

	Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income 2		Advantage		Advantage 2		Value
	(NQP	)	(NPY	)	(NXM	)	(NVY	)	(NPN	)
Maximum exposure to Recourse Trusts	$—		$3,750,000		$745,000		$495,000		$345,000

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters for the following Funds during the six months ended October 31, 2012, were as follows:

	New Jersey		Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Municipal		Investment		Premium		Dividend		Dividend
	Value		Quality		Income 2		Advantage		Advantage 2
	(NJV	)	(NQP	)	(NPY	)	(NXM	)	(NVY	)
Average floating rate obligations outstanding	$1,500,000		$26,549,946		$11,674,212		$878,533		$4,248,560
Average annual interest rate and fees	0.79%		0.46%		0.74%		0.84%		0.80%

Derivative Financial Instruments
Each Fund is authorized to invest in certain derivative instruments, including foreign currency forwards, futures, options and swap contracts. Although the Funds are authorized to invest in such derivative instruments, and may do so in the future, they did not make any such investments during the six months ended October 31, 2012.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

116	Nuveen Investments

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Offering Costs
Costs incurred by New Jersey Dividend Advantage (NXJ), New Jersey Dividend Advantage 2 (NUJ), Pennsylvania Dividend Advantage (NXM) and Pennsylvania Dividend Advantage 2 (NVY) in connection with their offerings of MTP Shares were recorded as deferred charges, which are being amortized over the life of the shares. Costs incurred by New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ), Pennsylvania Investment Quality (NQP) and Pennsylvania Premium Income 2 (NPY) in connection with their offerings of VRDP Shares were recorded as deferred charges which are being amortized over the life of the shares. Each Fund’s amortized deferred charges are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.

Nuveen Investments	117

Notes to
Financial Statements (Unaudited) (continued)

The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

New Jersey Investment Quality (NQJ)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$458,423,696	$—	$458,423,696

New Jersey Premium Income (NNJ)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$283,145,167	$—	$283,145,167

New Jersey Dividend Advantage (NXJ)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$148,660,517	$—	$148,660,517

New Jersey Dividend Advantage 2 (NUJ)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$103,767,661	$—	$103,767,661

New Jersey Municipal Value (NJV)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$27,332,612	$—	$27,332,612

Pennsylvania Investment Quality (NQP)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$374,252,833	$—	$374,252,833

Pennsylvania Premium Income 2 (NPY)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$341,879,696	$—	$341,879,696

Pennsylvania Dividend Advantage (NXM)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$74,050,497	$—	$74,050,497

Pennsylvania Dividend Advantage 2 (NVY)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$84,270,728	$—	$84,270,728

Pennsylvania Municipal Value (NPN)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$20,012,974	$—	$20,012,974

* Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

118	Nuveen Investments

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

3. Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended October 31, 2012.

4. Fund Shares
Common Shares
Transactions in Common shares were as follows:

	New Jersey		New Jersey		New Jersey
	Investment Quality (NQJ)		Premium Income (NNJ)		Dividend Advantage (NXJ)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	10/31/12	4/30/12	10/31/12	4/30/12	10/31/12	4/30/12
Common shares issued to shareholders due to reinvestment of distributions	22,241	—	22,858	5,845	—	—

	New Jersey		New Jersey
	Dividend Advantage 2 (NUJ)		Municipal Value (NJV)
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	10/31/12	4/30/12	10/31/12	4/30/12
Common shares issued to shareholders due to reinvestment of distributions	1,793	629	778	924

	Pennsylvania Investment Quality (NQP)		Pennsylvania Premium Income 2 (NPY)		Pennsylvania Dividend Advantage (NXM)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	10/31/12	4/30/12	10/31/12	4/30/12	10/31/12	4/30/12
Common shares issued to shareholders due to reinvestment of distributions	16,127	6,385	—	—	—	—

	Pennsylvania Dividend Advantage 2 (NVY)		Pennsylvania Municipal Value (NPN)
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	10/31/12	4/30/12	10/31/12	4/30/12
Common shares issued to shareholders due to reinvestment of distributions	—	—	—	—

Nuveen Investments	119

Notes to
Financial Statements (Unaudited) (continued)

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments, where applicable) during the six months ended October 31, 2012, were as follows:

	New Jersey		New Jersey		New Jersey		New Jersey		New Jersey
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income		Advantage		Advantage 2		Value
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ	)	(NJV	)
Purchases	$33,535,554		$19,704,652		$12,401,329		$14,542,511		$993,165
Sales and maturities	34,622,877		16,824,173		12,714,491		14,933,450		1,191,203

	Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income 2		Advantage		Advantage 2		Value
	(NQP	)	(NPY	)	(NXM	)	(NVY	)	(NPN	)
Purchases	$24,749,753		$21,547,290		$6,606,454		$12,721,988		$391,796
Sales and maturities	43,209,284		27,818,717		8,012,708		12,418,181		550,000

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At October 31, 2012, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	New Jersey		New Jersey		New Jersey		New Jersey		New Jersey
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income		Advantage		Advantage 2		Value
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ	)	(NJV	)
Cost of investments	$426,447,106		$260,096,467		$135,303,312		$96,762,340		$21,857,450
Gross unrealized:
Appreciation	$34,408,831		$23,512,593		$13,621,289		$7,185,639		$4,016,876
Depreciation	(2,432,241)		(463,893)		(264,084)		(180,318)		(41,714)
Net unrealized appreciation (depreciation) of investments	$31,976,590		$23,048,700		$13,357,205		$7,005,321		$3,975,162

120	Nuveen Investments

	Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income 2		Advantage		Advantage 2		Value
	(NQP	)	(NPY	)	(NXM	)	(NVY	)	(NPN	)
Cost of investments	$317,145,327		$304,041,862		$68,043,317		$75,126,988		$17,275,980
Gross unrealized:
Appreciation	$32,264,944		$30,194,366		$6,013,716		$5,941,661		$2,736,994
Depreciation	(967,459)		(2,471,635)		(536,495)		(832,885)		—
Net unrealized appreciation (depreciation) of investments	$31,297,485		$27,722,731		$5,477,221		$5,108,776		$2,736,994

Permanent differences, primarily due to federal taxes paid, taxable market discount, nondeductible offering costs and distribution character reclassifications, resulted in reclassifications among the Funds’ components of Common share net assets at April 30, 2012, the Funds’ last tax year end, as follows:

	New Jersey		New Jersey	New Jersey	New Jersey	New Jersey
	Investment		Premium	Dividend	Dividend	Municipal
	Quality		Income	Advantage	Advantage 2	Value
	(NQJ	)	(NNJ )	(NXJ )	(NUJ )	(NJV	)
Paid-in-surplus	$(5,082)		$(7,606)	$(303,445)	$(164,434)	$—
Undistributed (Over-distribution of) net investment income	796		(9,318)	303,278	157,917	(900)
Accumulated net realized gain (loss)	4,286		16,924	167	6,517	900

	Pennsylvania		Pennsylvania	Pennsylvania	Pennsylvania	Pennsylvania
	Investment		Premium	Dividend	Dividend	Municipal
	Quality		Income 2	Advantage	Advantage 2	Value
	(NQP	)	(NPY )	(NXM )	(NVY )	(NPN	)
Paid-in-surplus	$(13,335)		$(13,077)	$(118,334)	$(128,173)	$—
Undistributed (Over-distribution of) net investment income	1,076		11,460	128,338	138,807	—
Accumulated net realized gain (loss)	12,259		1,617	(10,004)	(10,634)	—

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at April 30, 2012, the Funds’ last tax year end, were as follows:

	New Jersey		New Jersey		New Jersey		New Jersey		New Jersey
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income		Advantage		Advantage 2		Value
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ	)	(NJV	)
Undistributed net tax-exempt income *	$5,184,523		$3,357,664		$1,352,732		$995,653		$60,273
Undistributed net ordinary income **	11,208		—		—		—		23,534
Undistributed net long-term capital gains	—		—		—		—		324,771

	Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income 2		Advantage		Advantage 2		Value
	(NQP	)	(NPY	)	(NXM	)	(NVY	)	(NPN	)
Undistributed net tax-exempt income *	$4,234,573		$3,928,407		$583,838		$796,022		$—
Undistributed net ordinary income **	258		1,566		8,397		333		2,194
Undistributed net long-term capital gains	—		—		120,900		53,104		343,924

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on April 2, 2012, paid on May 1, 2012.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended April 30, 2012 was designated for purposes of the dividends paid deduction as follows:

Nuveen Investments	121

Notes to
Financial Statements (Unaudited) (continued)

	New Jersey		New Jersey		New Jersey		New Jersey		New Jersey
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income		Advantage		Advantage 2		Value
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ	)	(NJV	)
Distributions from net tax-exempt income	$17,588,708		$10,501,726		$6,539,873		$4,582,076		$1,189,401
Distributions from net ordinary income**	—		22		23		15		—
Distributions from net long-term capital gains	—		126,108		35,371		39,345		—

	Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income 2		Advantage		Advantage 2		Value
	(NQP	)	(NPY	)	(NXM	)	(NVY	)	(NPN	)
Distributions from net tax-exempt income	$15,192,389		$13,403,976		$3,367,151		$3,858,983		$873,988
Distributions from net ordinary income**	—		—		—		—		6,384
Distributions from net long-term capital gains	—		—		214,268		230,647		27,923

**    Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At April 30, 2012, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Pennsylvania		Pennsylvania
	Investment		Premium
	Quality		Income 2
	(NQP	)	(NPY	)
Expiration April 30, 2017	$440,154		$2,415,518

During the Funds’ last tax year ended April 30, 2012, the following Funds utilized capital loss carryforwards as follows:

	New Jersey		Pennsylvania		Pennsylvania		Pennsylvania
	Municipal		Investment		Premium		Municipal
	Value		Quality		Income 2		Value
	(NJV	)	(NQP	)	(NPY	)	(NPN	)
Utilized capital loss carryforwards	$18,711		$1,197,249		$555,465		$82

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after December 31, 2010, will not be subject to expiration. Capital losses incurred that will be carried forward are as follows:

	New Jersey		New Jersey		New Jersey		New Jersey
	Investment		Premium		Dividend		Dividend
	Quality		Income		Advantage		Advantage 2
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ	)
Post-enactment losses:
Short-term	$—		$—		$—		$—
Long-term	2,363,801		1,144,592		964,362		667,783

The Funds have elected to defer losses incurred from November 1, 2011 through April 30, 2012, the Funds’ last tax year end, in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the current fiscal year. The following Funds have elected to defer post-October losses as follows:

	New Jersey		New Jersey
	Dividend		Municipal
	Advantage		Value
	(NXJ	)	(NJV	)
Post-October capital losses	$539		$1,546
Late-year ordinary losses	—		—

122	Nuveen Investments

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee consists of two components — a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedules:

New Jersey Investment Quality (NQJ)
New Jersey Premium Income (NNJ)
Pennsylvania Investment Quality (NQP)
Pennsylvania Premium Income 2 (NPY)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

New Jersey Dividend Advantage (NXJ)
New Jersey Dividend Advantage 2 (NUJ)
Pennsylvania Dividend Advantage (NXM)
Pennsylvania Dividend Advantage 2 (NVY)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

New Jersey Municipal Value (NJV)
Pennsylvania Municipal Value (NPN)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4000%
For the next $125 million	.3875
For the next $250 million	.3750
For the next $500 million	.3625
For the next $1 billion	.3500
For managed assets over $2 billion	.3375

Nuveen Investments	123

Notes to
Financial Statements (Unaudited) (continued)

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds and assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of October 31, 2012, the complex-level fee rate for these Funds was .1691%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund’s overall strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

8. New Accounting Pronouncements

Financial Accounting Standards Board (“FASB”) Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities
In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-11 (“ASU No. 2011-11”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. ASU No. 2011-11 is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statements amounts and footnote disclosures, if any.

124	Nuveen Investments

Annual Investment Management
Agreement Approval Process (Unaudited)

The Board of Trustees or Directors (as the case may be) (each, a “Board” and each Trustee or Director, a “Board Member”) of the Funds, including the Board Members who are not parties to the Funds’ advisory or sub-advisory agreements or “interested persons” of any such parties (the “Independent Board Members”), is responsible for approving the advisory agreements (each, an “Investment Management Agreement”) between each Fund and Nuveen Fund Advisors, Inc. (the “Advisor”) and the sub-advisory agreements (each, a “Sub-Advisory Agreement”) between the Advisor and Nuveen Asset Management, LLC (the “Sub-Advisor”) (the Investment Management Agreements and the Sub-Advisory Agreements are referred to collectively as the “Advisory Agreements”) and their periodic continuation. Pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), the Board is required to consider the continuation of the Advisory Agreements on an annual basis. Accordingly, at an in-person meeting held on May 21-23, 2012 (the “May Meeting”), the Board, including a majority of the Independent Board Members, considered and approved the continuation of the Advisory Agreements for the Funds for an additional one-year period.

In preparation for its considerations at the May Meeting, the Board requested and received extensive materials prepared in connection with the review of the Advisory Agreements. The materials provided a broad range of information regarding the Funds, the Advisor and the Sub-Advisor (the Advisor and the Sub-Advisor are collectively, the “Fund Advisers” and each, a “Fund Adviser”). As described in more detail below, the information provided included, among other things, a review of Fund performance, including Fund investment performance assessments against peer groups and appropriate benchmarks, a comparison of Fund fees and expenses relative to peers, a description and assessment of shareholder service levels for the Funds, a summary of the performance of certain service providers, a review of product initiatives and shareholder communications and an analysis of the Advisor’s profitability with comparisons to comparable peers in the managed fund business. As part of its annual review, the Board also held a separate meeting on April 18-19, 2012, to review the Funds’ investment performance and consider an analysis provided by the Advisor of the Sub-Advisor which generally evaluated the Sub-Advisor’s investment team, investment mandate, organizational structure and history, investment philosophy and process, performance of the applicable Fund, and significant changes to the foregoing. As a result of its review of the materials and discussions, the Board presented the Advisor with questions and the Advisor responded.

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Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

The materials and information prepared in connection with the annual review of the Advisory Agreements supplement the information and analysis provided to the Board during the year. In this regard, throughout the year, the Board, acting directly or through its committees, regularly reviews the performance and various services provided by the Advisor and the Sub-Advisor. The Board meets at least quarterly as well as at other times as the need arises. At its quarterly meetings, the Board reviews reports by the Advisor which include, among other things, Fund performance, a review of the investment teams and reports on compliance, regulatory matters and risk management. The Board also meets with key investment personnel managing the Fund portfolios during the year. In October 2011, the Board also created two new standing committees (the Open-end Fund Committee and the Closed-end Fund Committee) to assist the full Board in monitoring and gaining a deeper insight into the distinctive issues and business practices of open-end and closed-end funds.

In addition, the Board continues its program of seeking to have the Board Members or a subset thereof visit each sub-advisor to the Nuveen funds at least once over a multiple year rotation, meeting with key investment and business personnel. In this regard, the Board visited with the Sub-Advisor’s municipal team in Minneapolis in September 2011, and with the Sub-Advisor’s municipal team in Chicago in November 2011. Further, an ad hoc committee of the Board visited the then-current transfer agents of the Nuveen funds in 2011 and the audit committee of the Board visited the various pricing agents for the Nuveen funds in January 2012. The Board considers factors and information that are relevant to its annual consideration of the renewal of the Advisory Agreements at the meetings held throughout the year. Accordingly, the Board considers the information provided and knowledge gained at these meetings when performing its annual review of the Advisory Agreements. The Independent Board Members are assisted throughout the process by independent legal counsel who provided materials describing applicable law and the duties of directors or trustees in reviewing advisory contracts and met with the Independent Board Members in executive sessions without management present. In addition, it is important to recognize that the management arrangements for the Nuveen funds are the result of many years of review and discussion between the Independent Board Members and fund management and that the Board Members’ conclusions may be based, in part, on their consideration of fee arrangements and other factors developed in previous years.

The Board considered all factors it believed relevant with respect to each Fund, including among other factors: (a) the nature, extent and quality of the services provided by the Fund Advisers, (b) the investment performance of the Fund and Fund Advisers, (c) the advisory fees and costs of the services to be provided to the Fund and the profitability of the Fund Advisers, (d) the extent of any economies of scale, (e) any benefits derived by the Fund Advisers from the relationship with the Fund and (f) other factors. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund’s Advisory Agreements. The Independent Board Members did not identify any single factor as all important or

126	Nuveen Investments

controlling. The Independent Board Members’ considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services
In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of the Fund Adviser’s services, including advisory services and the resulting Fund performance and administrative services. The Independent Board Members further considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to questions and concerns raised by them. The Independent Board Members reviewed materials outlining, among other things, the Fund Adviser’s organization and business; the types of services that the Fund Adviser or its affiliates provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line.

In considering advisory services, the Board recognized that the Advisor provides various oversight, administrative, compliance and other services for the Funds and the Sub-Advisor generally provides the portfolio investment management services to the Funds. In reviewing the portfolio management services provided to each Fund, the Board reviewed the materials provided by the Nuveen Investment Services Oversight Team analyzing, among other things, the Sub-Advisor’s investment team and changes thereto, organization and history, assets under management, Fund objectives and mandate, the investment team’s philosophy and strategies in managing the Fund, developments affecting the Sub-Advisor or Fund and Fund performance. The Independent Board Members also reviewed portfolio manager compensation arrangements to evaluate each Fund Adviser’s ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an inappropriate incentive to take undue risks. In addition, the Board considered the Advisor’s execution of its oversight responsibilities over the Sub-Advisor. Given the importance of compliance, the Independent Board Members also considered Nuveen’s compliance program, including the report of the chief compliance officer regarding the Funds’ compliance policies and procedures; the resources dedicated to compliance; and the record of compliance with the policies and procedures.

In addition to advisory services, the Board considered the quality and extent of administrative and other non-investment advisory services the Advisor and its affiliates provide to the Funds, including product management, investment services (such as oversight of investment policies and procedures, risk management, and pricing), fund administration, oversight of service providers, shareholder services and communications,

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Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

administration of Board relations, regulatory and portfolio compliance, legal support, managing leverage and promoting an orderly secondary market for common shares. The Board further recognized Nuveen’s additional investments in personnel, including in compliance and risk management.

In reviewing the services provided, the Board also reviewed materials describing various notable initiatives and projects the Advisor performed in connection with the closed-end fund product line. These initiatives included completion of the refinancing of auction rate preferred securities; efforts to eliminate product overlap with fund mergers; elimination of the insurance mandate on several funds; ongoing services to manage leverage that has become increasingly complex; continued secondary market offerings, share repurchases and other support initiatives for certain funds; and continued communications efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted Nuveen’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. Nuveen’s support services included, among other things: continuing communications concerning the refinancing efforts related to auction rate preferred securities; supporting and promoting munifund term preferred shares (MTP) including by launching a microsite dedicated to MTP shares; sponsoring and participating in conferences; communicating with closed-end fund analysts covering the Nuveen funds throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing a closed-end fund website.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement were satisfactory.

B. The Investment Performance of the Funds and Fund Advisers
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund over various time periods. The Board reviewed, among other things, each Fund’s historic investment performance as well as information comparing the Fund’s performance information with that of other funds (the “Performance Peer Group”) based on data compiled by Nuveen that was provided by an independent provider of mutual fund data and with recognized and/or customized benchmarks (i.e., benchmarks derived from multiple recognized benchmarks).

The Board reviewed reports, including a comprehensive analysis of the Funds’ performance and the applicable investment team. In this regard, the Board reviewed each Fund’s total return information compared to its Performance Peer Group for the quarter, one-, three- and five-year periods ending December 31, 2011, as well as performance

128	Nuveen Investments

information reflecting the first quarter of 2012 (or for the periods available for the Nuveen New Jersey Municipal Value Fund (the “New Jersey Municipal Value Fund”) and the Nuveen Pennsylvania Municipal Value Fund (the “Pennsylvania Municipal Value Fund”), which did not exist for part of the foregoing time frame). In addition, the Board reviewed each Fund’s total return information compared to recognized and/or customized benchmarks for the quarter, one- and three-year periods ending December 31, 2011, as well as performance information reflecting the first quarter of 2012 (or for the periods available for the New Jersey Municipal Value Fund and the Pennsylvania Municipal Value Fund, which did not exist for part of the foregoing time frame).

The Independent Board Members also reviewed historic premium and discount levels, including a summary of actions taken to address or discuss other developments affecting the secondary market discounts of various funds. This information supplemented the fund performance information provided to the Board at each of its quarterly meetings.

In reviewing performance comparison information, the Independent Board Members recognized that the usefulness of the comparisons of the performance of certain funds with the performance of their respective Performance Peer Group may be limited because the Performance Peer Group may not adequately represent the objectives and strategies of the applicable funds or may be limited in size or number. In this regard, the Independent Board Members noted that the Performance Peer Groups of the New Jersey Municipal Value Fund and the Pennsylvania Municipal Value Fund were classified as having significant differences from such Funds based on various considerations such as special fund objectives, potential investable universe and the composition of the peer set (e.g., the number and size of competing funds and number of competing managers). The Independent Board Members also noted that the investment experience of a particular shareholder in the Nuveen funds will vary depending on when such shareholder invests in the applicable fund, the class held (if multiple classes are offered in a fund) and the performance of the fund (or respective class) during that shareholder’s investment period. In addition, although the performance below reflects the performance results for the time periods ending as of the most recent calendar year end (unless otherwise indicated), the Board also recognized that selecting a different ending time period may derive different results. Furthermore, while the Board is cognizant of the relevant performance of a fund’s peer set and/or benchmark(s), the Board evaluated fund performance in light of the respective fund’s investment objectives, investment parameters and guidelines and recognized that the objectives, investment parameters and guidelines of peers and/or benchmarks may differ to some extent, thereby resulting in differences in performance results. Nevertheless, with respect to any Nuveen funds that the Board considers to have underperformed their peers and/or benchmarks from time to time, the Board monitors such funds closely and considers any steps necessary or appropriate to address such issues.

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Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

In considering the results of the comparisons, the Independent Board Members observed, among other things, that the Nuveen Pennsylvania Investment Quality Municipal Fund (the “Pennsylvania Investment Quality Fund”), the Nuveen Pennsylvania Premium Income Municipal Fund 2 (the “Pennsylvania Premium Income Fund 2”), the Nuveen New Jersey Dividend Advantage Municipal Fund, the Nuveen Pennsylvania Dividend Advantage Municipal Fund and the Nuveen New Jersey Dividend Advantage Municipal Fund 2 had satisfactory performance compared to their peers, performing in the second or third quartile over various periods (and that the Pennsylvania Investment Quality Fund and the Pennsylvania Premium Income Fund 2 were in the first quartile for the five-year period). In addition, they noted that the Nuveen New Jersey Premium Income Municipal Fund, Inc. (the “New Jersey Premium Income Fund”), the Nuveen New Jersey Investment Quality Municipal Fund, Inc. (the “New Jersey Investment Quality Fund”), and the Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 lagged their peers somewhat in the shorter one- and three-year periods, but demonstrated more favorable performance in the longer five-year period. As noted above, the New Jersey Municipal Value Fund and the Pennsylvania Municipal Value Fund had significant differences from their respective Performance Peer Groups. The Independent Board Members, however, noted that they were each relatively new with a shorter performance history available, thereby limiting the ability to make a meaningful assessment of performance.

Based on their review, the Independent Board Members determined that each Fund’s investment performance had been satisfactory.

C.	Fees, Expenses and Profitability
1. Fees and Expenses

The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund’s gross management fees, net management fees and net expense ratios in absolute terms as well as compared to the fee and expenses of a comparable universe of funds provided by an independent fund data provider (the “Peer Universe”) and any expense limitations.

The Independent Board Members further reviewed the methodology regarding the construction of the applicable Peer Universe. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as: the limited size and particular composition of the Peer Universe (including the inclusion of other Nuveen funds in the peer set); expense anomalies; changes in the funds comprising the Peer Universe from year to year; levels of reimbursement or fee waivers; the timing of information used; the differences in the type and use of leverage; and differences in the states reflected in

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the Peer Universe may impact the comparative data, thereby limiting somewhat the ability to make a meaningful comparison with peers.

In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain closed-end funds launched since 1999). In reviewing fees and expenses (excluding leverage costs and leveraged assets), the Board considered the expenses and fees to be higher if they were over 10 basis points higher, slightly higher if they were approximately 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Universe. In reviewing the reports, the Board noted that the overwhelming majority of the Nuveen funds were at, close to or below their peer set average based on the net total expense ratio.

The Independent Board Members noted that the New Jersey Investment Quality Fund and the New Jersey Premium Income Fund had net management fees slightly higher than their respective peer averages, but net expense ratios below their respective peer averages. In addition, the Independent Board Members noted that each of the other Funds had net management fees and net expense ratios (including fee waivers and expense reimbursements) below or in line with their respective peer averages.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s management fees were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

The Independent Board Members further reviewed information regarding the nature of services and range of fees offered by the Advisor to other clients, including municipal separately managed accounts and passively managed exchange traded funds (ETFs) sub-advised by the Advisor. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more

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Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

extensive than that provided to separately managed accounts. Given the inherent differences in the various products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

In considering the fees of the Sub-Advisor, the Independent Board Members also considered the pricing schedule or fees that the Sub-Advisor charges for similar investment management services for other Nuveen funds, funds of other sponsors (if any), and other clients (such as retail and/or institutional managed accounts).

3. Profitability of Fund Advisers

In conjunction with their review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities for the last two calendar years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2011. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they have an Independent Board Member serve as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen’s revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with comparable assets under management (based on asset size and asset composition).

In reviewing profitability, the Independent Board Members recognized the Advisor’s continued investment in its business to enhance its services, including capital improvements to investment technology, updated compliance systems, and additional personnel in compliance, risk management, and product development as well as its ability to allocate resources to various areas of the Advisor as the need arises. In addition, in evaluating profitability, the Independent Board Members also recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members

132	Nuveen Investments

reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen’s investment in its fund business. Based on their review, the Independent Board Members concluded that the Advisor’s level of profitability for its advisory activities was reasonable in light of the services provided.

With respect to sub-advisers affiliated with Nuveen, including the Sub-Advisor, the Independent Board Members reviewed the sub-adviser’s revenues, expenses and profitability margins (pre- and post-tax) for its advisory activities and the methodology used for allocating expenses among the internal sub-advisers. Based on their review, the Independent Board Members were satisfied that the Sub-Advisor’s level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to a Fund Adviser by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits a Fund Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. Further, the Independent Board Members noted that although closed-end funds may from time-to-time make additional share offerings, the growth of their assets will occur primarily through the appreciation of such funds’ investment portfolio.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex are generally reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the

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Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base. In addition, with the acquisition of the funds previously advised by FAF Advisors, Inc., the Board noted that a portion of such funds’ assets at the time of acquisition were deemed eligible to be included in the complex-wide fee calculation in order to deliver fee savings to shareholders in the combined complex and such funds were subject to differing complex-level fee rates.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. Indirect Benefits
In evaluating fees, the Independent Board Members received and considered information regarding potential “fall out” or ancillary benefits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered any revenues received by affiliates of the Advisor for serving as co-manager in initial public offerings of new closed-end funds as well as revenues received in connection with secondary offerings.

In addition to the above, the Independent Board Members considered whether the Fund Advisers received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Fund Adviser in managing the assets of the Funds and other clients. The Independent Board Members recognized that each Fund Adviser has the authority to pay a higher commission in return for brokerage and research services if it determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided and may benefit from such soft dollar arrangements. Similarly, the Board recognized that the research received pursuant to soft dollar arrangements by a Fund Adviser may also benefit a Fund and shareholders to the extent the research enhances the ability of the Fund Adviser to manage the Fund. The Independent Board Members noted that the Fund Advisers’ profitability may be somewhat lower if they did not receive the research services pursuant to the soft dollar arrangements and had to acquire such services directly.

Based on their review, the Independent Board Members concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

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F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of each Advisory Agreement are fair and reasonable, that the respective Fund Adviser’s fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

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Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will

136	Nuveen Investments

normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments	137

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Average Effective Maturity: The market-value-weighted average of the effective maturity dates of the individual securities including cash. In the case of a bond that has been advance-refunded to a call date, the effective maturity is the date on which the bond is scheduled to be redeemed using the proceeds of an escrow account. In most other cases the effective maturity is the stated maturity date of the security.

■
Effective Leverage: Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage (See Leverage) and the leverage effects of certain derivative investments in the Fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

■
Gross Domestic Product (GDP): The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.

■
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the

138	Nuveen Investments

holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Using borrowed money to invest in securities or other assets, seeking to increase the return of an investment or portfolio.

■
Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund’s portfolio of bonds.

■
Lipper Other States Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

■	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

■	Net Asset Value (NAV): The net market value of all securities held in a portfolio.

■
Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Regulatory Leverage: Regulatory Leverage consists of preferred shares issued by or borrowings of a Fund. Both of these are part of a Fund’s capital structure. Regulatory leverage is sometimes referred to as “‘40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

■
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

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Glossary of Terms
Used in this Report (continued)

■
S&P New Jersey Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade New Jersey municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■
S&P Pennsylvania Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Pennsylvania municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

140	Nuveen Investments

Notes

Nuveen Investments	141

Notes

142	Nuveen Investments

Additional Fund Information

Board of
Directors/Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager
Nuveen Fund Advisors, Inc.
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank
& Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust
Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information
You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information
Each Fund intends to repurchase shares of its own common in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Common Shares
Fund	Repurchased
NQJ	—
NNJ	—
NXJ	—
NUJ	—
NJV	—
NQP	—
NPY	—
NXM	—
NVY	—
NPN	—

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments	143

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.
Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates—Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed $220 billion as of September 30, 2012.

Find out how we can help you.
To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ESA-A-1012D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Pennsylvania Premium Income Municipal Fund 2

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: January 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: January 7, 2013

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: January 7, 2013